UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

February 28, 2011

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

COMMON STOCKS — 78.3%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.(1)	2,022	$ 55,181
AerCap Holdings NV(1)	1,967	26,692
AeroVironment, Inc.(1)	396	11,488
Alliant Techsystems, Inc.	795	57,375
BE Aerospace, Inc.(1)	85,700	2,889,804
Ceradyne, Inc.(1)	484	18,504
Curtiss-Wright Corp.	4,098	151,216
Esterline Technologies Corp.(1)	281	20,111
European Aeronautic Defence and Space Co. NV(1)	26,110	755,199
General Dynamics Corp.	20,144	1,533,361
Honeywell International, Inc.	42,433	2,457,295
ITT Corp.	5,913	342,540
Lockheed Martin Corp.	6,300	498,708
Moog, Inc., Class A(1)	763	34,648
Northrop Grumman Corp.	13,000	866,840
Orbital Sciences Corp.(1)	792	14,090
Raytheon Co.	22,725	1,163,747
Rockwell Collins, Inc.	11,996	773,022
Safran SA	38,110	1,355,768
TransDigm Group, Inc.(1)	27,100	2,178,298
Triumph Group, Inc.	2,580	223,402
		15,427,289
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	20,900	1,512,951
Expeditors International of Washington, Inc.	16,400	783,920
United Parcel Service, Inc., Class B	71,170	5,252,346
		7,549,217
AIRLINES — 0.2%
Alaska Air Group, Inc.(1)	12,966	770,829
Allegiant Travel Co.	487	20,099
International Consolidated Airlines Group SA(1)	105,620	385,469
JetBlue Airways Corp.(1)	7,246	41,302
SkyWest, Inc.	1,032	17,028
Southwest Airlines Co.	27,194	321,705
United Continental Holdings, Inc.(1)	35,330	849,333
US Airways Group, Inc.(1)	4,366	37,591
		2,443,356
AUTO COMPONENTS — 0.7%
American Axle & Manufacturing Holdings, Inc.(1)	14,901	199,226
Amerigon, Inc.(1)	1,471	20,064
Autoliv, Inc.	18,304	1,370,787
BorgWarner, Inc.(1)	57,888	4,492,688
Cooper Tire & Rubber Co.	653	15,319
Dana Holding Corp.(1)	2,411	45,520
Magna International, Inc.	5,542	273,553
Standard Motor Products, Inc.	1,783	20,736
TRW Automotive Holdings Corp.(1)	20,272	1,151,450

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Xinyi Glass Holdings Ltd.	972,000	$ 792,527
		8,381,870
AUTOMOBILES — 0.9%
Bayerische Motoren Werke AG	16,580	1,344,861
Dongfeng Motor Group Co. Ltd. H Shares	362,000	627,504
Ford Motor Co.(1)	97,782	1,471,619
Harley-Davidson, Inc.	44,776	1,827,756
Hyundai Motor Co.	16,043	2,530,150
Nissan Motor Co. Ltd.	177,900	1,815,861
PT Astra International Tbk	93,500	551,683
Tofas Turk Otomobil Fabrikasi AS	67,877	327,763
		10,497,197
BEVERAGES — 1.1%
Anheuser-Busch InBev NV	20,159	1,124,281
Cia de Bebidas das Americas Preference Shares ADR	24,541	662,852
Coca-Cola Co. (The)	80,471	5,143,706
Coca-Cola Enterprises, Inc.	5,662	148,911
Constellation Brands, Inc., Class A(1)	35,700	725,424
Dr Pepper Snapple Group, Inc.	27,498	991,578
Hansen Natural Corp.(1)	8,165	469,896
PepsiCo, Inc.	35,631	2,259,718
Pernod-Ricard SA	4,596	423,726
Primo Water Corp.(1)	1,609	20,563
		11,970,655
BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc.(1)	897	18,810
Alexion Pharmaceuticals, Inc.(1)	26,311	2,533,223
Alkermes, Inc.(1)	763	10,934
AMAG Pharmaceuticals, Inc.(1)	469	8,634
Amgen, Inc.(1)	62,766	3,221,779
Biogen Idec, Inc.(1)	21,706	1,484,690
Cephalon, Inc.(1)	18,821	1,059,810
Cepheid, Inc.(1)	1,408	37,326
Cubist Pharmaceuticals, Inc.(1)	1,376	30,176
Geron Corp.(1)	2,950	14,602
Gilead Sciences, Inc.(1)	46,120	1,797,758
Human Genome Sciences, Inc.(1)	13,642	341,459
ImmunoGen, Inc.(1)	1,487	13,398
Incyte Corp. Ltd.(1)	1,992	27,251
InterMune, Inc.(1)	1,040	38,074
Isis Pharmaceuticals, Inc.(1)	2,256	20,575
Micromet, Inc.(1)	2,042	12,722
Momenta Pharmaceuticals, Inc.(1)	989	13,727
Onyx Pharmaceuticals, Inc.(1)	1,416	49,900
PDL BioPharma, Inc.	3,452	19,159
Pharmasset, Inc.(1)	667	33,350
Savient Pharmaceuticals, Inc.(1)	1,500	14,460
Seattle Genetics, Inc.(1)	1,977	29,358
Talecris Biotherapeutics Holdings Corp.(1)	771	19,229
Theravance, Inc.(1)	1,450	33,031

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

United Therapeutics Corp.(1)	11,800	$ 795,674
		11,679,109
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	1,024	13,998
China Liansu Group Holdings Ltd.(1)	386,000	321,171
Nortek, Inc.(1)	150	6,675
Simpson Manufacturing Co., Inc.	468	13,539
		355,383
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.(1)	9,000	960,750
Ameriprise Financial, Inc.	7,900	500,228
Apollo Investment Corp.	6,499	80,393
Ares Capital Corp.	1,963	35,000
Artio Global Investors, Inc.	3,044	48,247
Bank of New York Mellon Corp. (The)	28,900	878,271
BGC Partners, Inc., Class A	4,845	46,318
BlackRock Kelso Capital Corp.	1,810	22,498
BlackRock, Inc.	7,670	1,564,603
Calamos Asset Management, Inc., Class A	1,257	20,841
Charles Schwab Corp. (The)	68,199	1,293,735
Cohen & Steers, Inc.	373	10,892
Fifth Street Finance Corp.	2,029	27,939
Franklin Resources, Inc.	6,431	807,862
Goldman Sachs Group, Inc. (The)	19,206	3,145,559
Hercules Technology Growth Capital, Inc.	3,539	39,141
HFF, Inc., Class A(1)	6,095	80,454
Investment Technology Group, Inc.(1)	1,192	22,827
Knight Capital Group, Inc., Class A(1)	1,596	22,360
Lazard LP, Class A	36,800	1,619,200
Legg Mason, Inc.	39,150	1,419,188
MCG Capital Corp.	2,672	19,506
Morgan Stanley	25,600	759,808
Northern Trust Corp.	24,488	1,262,846
PennantPark Investment Corp.	3,595	45,657
Piper Jaffray Cos.(1)	751	30,904
Prospect Capital Corp.	1,818	22,071
Pzena Investment Management, Inc., Class A	451	3,405
Raymond James Financial, Inc.	21,200	812,384
Schroders plc	46,710	1,359,980
State Street Corp.	5,093	227,759
T. Rowe Price Group, Inc.	12,276	822,246
TradeStation Group, Inc.(1)	4,684	31,523
UBS AG(1)	97,110	1,928,403
Waddell & Reed Financial, Inc., Class A	284	11,468
		19,984,266
CHEMICALS — 1.9%
A. Schulman, Inc.	749	16,673
Air Liquide SA	11,631	1,505,669
Albemarle Corp.	37,500	2,158,500
Arch Chemicals, Inc.	398	14,308
Balchem Corp.	1,499	53,964

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

BASF SE	19,000	$ 1,579,960
CF Industries Holdings, Inc.	16,600	2,345,248
China BlueChemical Ltd. H Shares	632,000	489,337
Cytec Industries, Inc.	289	16,424
E.I. du Pont de Nemours & Co.	47,755	2,620,317
Flotek Industries, Inc.(1)	5,996	38,974
Georgia Gulf Corp.(1)	669	21,355
H.B. Fuller Co.	1,235	26,614
International Flavors & Fragrances, Inc.	13,800	785,910
Intrepid Potash, Inc.(1)	2,625	101,325
LG Chem Ltd.	3,757	1,238,297
Lubrizol Corp.	41	4,464
Minerals Technologies, Inc.	4,717	306,039
Olin Corp.	930	17,307
OM Group, Inc.(1)	7,027	247,280
PPG Industries, Inc.	40,455	3,575,413
Sateri Holdings Ltd.(1)	183,050	176,281
Sensient Technologies Corp.	587	19,594
Sigma-Aldrich Corp.	12,614	805,908
Solutia, Inc.(1)	5,943	137,937
Syngenta AG	3,080	1,032,302
TPC Group, Inc.(1)	2,470	71,754
Umicore SA	13,300	669,989
W.R. Grace & Co.(1)	13,359	508,176
Yara International ASA	12,260	649,976
Zagg, Inc.(1)	3,808	34,386
		21,269,681
COMMERCIAL BANKS — 3.6%
American National Bankshares, Inc.	819	17,830
Associated Banc-Corp.	2,386	34,525
Banco Bilbao Vizcaya Argentaria SA	138,918	1,714,947
Banco Santander Brasil SA ADR	35,686	434,655
Banco Santander SA	1,512	18,643
BancorpSouth, Inc.	1,415	22,555
Barclays plc	267,550	1,391,164
BNP Paribas	31,093	2,427,666
BOK Financial Corp.	644	33,069
Boston Private Financial Holdings, Inc.	4,659	33,032
Cathay General Bancorp.	5,694	100,898
CIMB Group Holdings Bhd	478,900	1,265,345
Comerica, Inc.	20,103	782,007
Commerce Bancshares, Inc.	14,247	572,160
Community Bank System, Inc.	666	16,757
Cullen/Frost Bankers, Inc.	374	21,901
CVB Financial Corp.	1,614	13,493
East West Bancorp., Inc.	767	17,810
Erste Group Bank AG	17,810	940,067
F.N.B. Corp.	2,810	28,184
First Commonwealth Financial Corp.	1,872	12,262
First Horizon National Corp.(1)	6,688	76,912
First Interstate Bancsystem, Inc.	1,170	16,713

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

First Midwest Bancorp., Inc.	1,986	$ 23,971
First Republic Bank(1)	672	19,656
FirstMerit Corp.	2,173	37,050
Fulton Financial Corp.	4,887	53,219
HDFC Bank Ltd.	10,743	487,072
Heritage Financial Corp.(1)	1,965	29,396
HSBC Holdings plc (Hong Kong)	214,559	2,490,515
IBERIABANK Corp.	538	30,822
ICICI Bank Ltd.	32,596	699,124
Industrial & Commercial Bank of China Ltd. H Shares	1,771,660	1,360,366
Itau Unibanco Holding SA Preference Shares	60,811	1,345,751
Kasikornbank PCL NVDR	183,000	703,271
Lakeland Financial Corp.	1,146	25,693
Lloyds Banking Group plc(1)	470,880	474,295
Marshall & Ilsley Corp.	2,233	17,350
MB Financial, Inc.	959	19,727
Mitsubishi UFJ Financial Group, Inc.	245,600	1,360,024
Nara Bancorp., Inc.(1)	4,553	47,715
National Bankshares, Inc.	585	16,965
Old National Bancorp.	2,039	22,837
OTP Bank plc(1)	13,012	389,417
Pacific Continental Corp.	1,691	17,028
Park Sterling Corp.(1)	4,558	22,744
Pinnacle Financial Partners, Inc.(1)	3,905	62,285
PNC Financial Services Group, Inc.	29,970	1,849,149
Powszechna Kasa Oszczednosci Bank Polski SA	143,899	2,106,622
PrivateBancorp, Inc.	3,332	47,714
PT Bank Mandiri (Persero) Tbk	1,246,319	819,436
PT Bank Rakyat Indonesia (Persero) Tbk	827,000	440,617
Sandy Spring Bancorp, Inc.	2,958	56,468
Sberbank of Russia	788,892	2,792,678
Sterling Bancshares, Inc.	1,851	16,752
SunTrust Banks, Inc.	17,775	536,272
Swedbank AB A Shares(1)	107,130	1,885,972
Synovus Financial Corp.	9,906	25,260
Texas Capital Bancshares, Inc.(1)	1,974	49,824
Trico Bancshares	1,380	22,397
Trustmark Corp.	819	19,206
Turkiye Garanti Bankasi AS	210,135	930,574
U.S. Bancorp.	68,303	1,894,042
Umpqua Holdings Corp.	1,733	19,826
UniCredit SpA	345,640	888,588
United Bankshares, Inc.	725	20,764
Washington Banking Co.	1,228	17,315
Webster Financial Corp.	2,359	54,682
Wells Fargo & Co.	189,825	6,123,755
West Coast Bancorp.(1)	11,062	37,279
Whitney Holding Corp.	1,641	23,269
Wintrust Financial Corp.	802	26,931
		40,454,280

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Aggreko plc	37,910	$ 891,763
Avery Dennison Corp.	10,200	407,184
Brink's Co. (The)	722	22,288
Cintas Corp.	10,580	297,510
Deluxe Corp.	2,176	55,597
IESI-BFC Ltd.	1,391	34,608
Metalico, Inc.(1)	3,919	24,925
Pitney Bowes, Inc.	8,788	221,282
Republic Services, Inc.	50,959	1,508,896
Steelcase, Inc., Class A	5,455	52,968
Stericycle, Inc.(1)	19,500	1,685,190
SYKES Enterprises, Inc.(1)	2,347	43,654
Team, Inc.(1)	2,175	56,398
US Ecology, Inc.	2,129	35,788
Waste Management, Inc.	6,358	235,627
		5,573,678
COMMUNICATIONS EQUIPMENT — 1.8%
AAC Acoustic Technologies Holdings, Inc.	274,000	688,166
Acme Packet, Inc.(1)	3,327	250,323
Bel Fuse, Inc., Class B	1,060	23,214
Blue Coat Systems, Inc.(1)	2,405	67,677
Cisco Systems, Inc.(1)	132,273	2,454,987
Comba Telecom Systems Holdings Ltd.	402,980	422,746
DG FastChannel, Inc.(1)	910	30,130
Emulex Corp.(1)	27,367	301,037
F5 Networks, Inc.(1)	21,600	2,549,016
Finisar Corp.(1)	4,026	165,147
Harris Corp.	20,063	936,140
HTC Corp.	101,600	3,691,485
Juniper Networks, Inc.(1)	27,648	1,216,512
Netgear, Inc.(1)	3,152	103,386
Oplink Communications, Inc.(1)	5,061	137,710
Opnext, Inc.(1)	9,164	38,397
Plantronics, Inc.	1,431	49,928
QUALCOMM, Inc.	73,210	4,361,852
RADWARE Ltd.(1)	713	26,859
Research In Motion Ltd.(1)	16,096	1,064,589
Riverbed Technology, Inc.(1)	3,353	138,445
Sycamore Networks, Inc.	957	20,432
Telefonaktiebolaget LM Ericsson B Shares	55,230	710,693
Tellabs, Inc.	4,894	26,379
ZTE Corp. H Shares	65,400	301,471
		19,776,721
COMPUTERS & PERIPHERALS — 2.1%
Apple, Inc.(1)	33,193	11,724,100
Avid Technology, Inc.(1)	2,420	53,385
Cray, Inc.(1)	2,720	20,074
Dell, Inc.(1)	100,441	1,589,981
Electronics for Imaging, Inc.(1)	1,966	30,335
EMC Corp.(1)	120,935	3,290,641

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Hewlett-Packard Co.	36,657	$ 1,599,345
Lexmark International, Inc., Class A(1)	28,984	1,087,770
NetApp, Inc.(1)	48,535	2,507,318
SanDisk Corp.(1)	1,760	87,296
Seagate Technology plc(1)	9,456	120,091
Stratasys, Inc.(1)	1,225	55,590
Western Digital Corp.(1)	38,201	1,168,187
Wistron Corp.	194,485	346,963
		23,681,076
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	1,217	16,150
EMCOR Group, Inc.(1)	1,544	49,192
Foster Wheeler AG(1)	20,300	734,048
Granite Construction, Inc.	4,687	133,579
KBR, Inc.	54,821	1,798,129
Larsen & Toubro Ltd.	40	1,350
Pike Electric Corp.(1)	3,622	35,206
URS Corp.(1)	903	42,016
		2,809,670
CONSTRUCTION MATERIALS — 0.2%
China National Building Material Co. Ltd. H Shares	178,000	437,000
Headwaters, Inc.(1)	6,661	33,771
Holcim Ltd.	11,330	831,671
Martin Marietta Materials, Inc.	187	16,617
PT Semen Gresik (Persero) Tbk	350,000	343,196
Texas Industries, Inc.	538	21,940
		1,684,195
CONSUMER FINANCE — 0.5%
American Express Co.	50,338	2,193,227
Cash America International, Inc.	12,714	543,015
Discover Financial Services	66,400	1,444,200
EZCORP, Inc., Class A(1)	1,952	55,983
International Personal Finance plc	122,825	663,705
World Acceptance Corp.(1)	2,004	119,859
		5,019,989
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	8,115	292,951
Bemis Co., Inc.	21,928	720,335
Crown Holdings, Inc.(1)	34,977	1,345,915
Graphic Packaging Holding Co.(1)	25,945	134,914
Silgan Holdings, Inc.	866	31,592
Sonoco Products Co.	1,100	39,688
		2,565,395
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	609	20,676
Genuine Parts Co.	3,041	160,230
Li & Fung Ltd.	218,000	1,326,810
		1,507,716
DIVERSIFIED — 0.2%
iShares MSCI EAFE Index Fund	20,681	1,272,916
iShares Russell 2000 Index Fund	1,374	113,039

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

iShares Russell Midcap Value Index Fund	19,472	$ 928,035
iShares S&P SmallCap 600 Index Fund	810	57,988
iShares S&P SmallCap 600 Value Index Fund	229	17,115
		2,389,093
DIVERSIFIED CONSUMER SERVICES — 0.2%
Career Education Corp.(1)	3,407	82,143
ITT Educational Services, Inc.(1)	19,922	1,511,084
Regis Corp.	889	15,584
Sotheby's	4,019	197,815
		1,806,626
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Bank of America Corp.	294,755	4,212,049
Citigroup, Inc.(1)	549,182	2,570,172
Compass Diversified Holdings	1,832	29,697
Deutsche Boerse AG	4,410	338,602
Encore Capital Group, Inc.(1)	1,205	32,812
JPMorgan Chase & Co.	133,537	6,234,842
McGraw-Hill Cos., Inc. (The)	32,674	1,263,830
ORIX Corp.	12,460	1,393,668
		16,075,672
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	245,343	6,962,834
Atlantic Tele-Network, Inc.	852	33,220
CenturyLink, Inc.	8,000	329,440
China Unicom (Hong Kong) Ltd.	438,000	731,125
China Unicom (Hong Kong) Ltd. ADR	89,555	1,494,673
Consolidated Communications Holdings, Inc.	9,114	166,695
General Communication, Inc., Class A(1)	5,111	61,792
Qwest Communications International, Inc.	155,829	1,062,754
TELUS Corp.	7,432	368,330
Verizon Communications, Inc.	119,649	4,417,441
Vonage Holdings Corp.(1)	11,964	52,881
Windstream Corp.	10,347	129,751
		15,810,936
ELECTRIC UTILITIES — 0.6%
American Electric Power Co., Inc.	27,969	1,000,731
Central Vermont Public Service Corp.	1,280	27,213
Entergy Corp.	17,015	1,211,468
Exelon Corp.	20,339	849,357
Fortum Oyj	23,590	730,815
Great Plains Energy, Inc.	5,356	102,835
IDACORP, Inc.	2,933	110,691
Northeast Utilities	13,597	462,842
NV Energy, Inc.	44,588	654,998
Portland General Electric Co.	14,645	342,986
PPL Corp.	20,900	531,487
Unitil Corp.	1,003	22,878
Westar Energy, Inc.	26,336	684,736
		6,733,037
ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	301	17,013

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Belden, Inc.	623	$ 22,820
Brady Corp., Class A	1,949	69,657
Cooper Industries plc	18,600	1,196,910
Crompton Greaves Ltd.	46,500	251,376
Emerson Electric Co.	21,324	1,272,190
Encore Wire Corp.	2,026	47,530
Hubbell, Inc., Class B	8,869	598,746
LSI Industries, Inc.	2,667	20,643
Regal-Beloit Corp.	281	20,499
Rockwell Automation, Inc.	49,855	4,373,779
Satcon Technology Corp.(1)	11,769	42,839
Schneider Electric SA	11,417	1,889,011
Thomas & Betts Corp.(1)	14,486	802,380
Valence Technology, Inc.(1)	16,674	25,178
		10,650,571
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Benchmark Electronics, Inc.(1)	1,606	30,289
Cognex Corp.	4,808	134,191
CrucialTec Co. Ltd.(1)	9,388	407,577
Daktronics, Inc.	6,320	72,364
DDi Corp.	5,828	60,436
Electro Scientific Industries, Inc.(1)	2,248	34,260
Hon Hai Precision Industry Co. Ltd.	543,463	2,001,369
Jabil Circuit, Inc.	104,652	2,242,692
KEMET Corp.(1)	8,981	124,836
LeCroy Corp.(1)	2,666	37,431
Littelfuse, Inc.	3,096	163,562
Measurement Specialties, Inc.(1)	960	29,702
Methode Electronics, Inc.	1,678	19,633
Molex, Inc., Class A	10,745	247,350
MTS Systems Corp.	1,305	60,435
Murata Manufacturing Co. Ltd.	16,900	1,256,060
Park Electrochemical Corp.	947	30,115
PC Connection, Inc.(1)	1,350	11,475
Plexus Corp.(1)	2,142	67,323
Rogers Corp.(1)	621	29,286
Synnex Technology International Corp.	177,000	420,651
Tech Data Corp.(1)	421	20,873
Trimble Navigation Ltd.(1)	26,200	1,287,730
Tyco Electronics Ltd.	28,899	1,041,520
Vishay Intertechnology, Inc.(1)	67,841	1,183,825
		11,014,985
ENERGY EQUIPMENT & SERVICES — 2.2%
Atwood Oceanics, Inc.(1)	19,300	878,536
Baker Hughes, Inc.	3,200	227,360
Basic Energy Services, Inc.(1)	3,336	63,984
Bristow Group, Inc.(1)	558	26,739
Bronco Drilling Co., Inc.(1)	7,032	62,936
Cal Dive International, Inc.(1)	4,451	30,623
China Oilfield Services Ltd. H Shares	338,000	673,570
Complete Production Services, Inc.(1)	14,834	427,368

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Core Laboratories NV	17,267	$ 1,784,544
Dawson Geophysical Co.(1)	1,003	50,070
Dril-Quip, Inc.(1)	11,127	853,441
FMC Technologies, Inc.(1)	18,514	1,741,242
Global Industries Ltd.(1)	2,151	19,316
Halliburton Co.	13,279	623,316
Helix Energy Solutions Group, Inc.(1)	2,119	32,633
Key Energy Services, Inc.(1)	2,265	35,107
McDermott International, Inc.(1)	50,500	1,158,975
National Oilwell Varco, Inc.	36,000	2,864,520
North American Energy Partners, Inc.(1)	4,755	62,718
OYO Geospace Corp.(1)	557	56,636
Petrofac Ltd.	27,539	623,629
Petroleum Geo-Services ASA(1)	42,290	697,383
Pioneer Drilling Co.(1)	11,859	134,244
Saipem SpA	49,482	2,499,146
Schlumberger Ltd.	58,294	5,445,825
SEACOR Holdings, Inc.	8,104	768,016
Seadrill Ltd.	26,190	997,990
Technip SA	16,220	1,601,265
Tetra Technologies, Inc.(1)	4,002	55,268
Transocean Ltd.(1)	7,000	592,410
Unit Corp.(1)	467	27,787
		25,116,597
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	32,118	2,402,105
CP ALL PCL	498,900	636,373
CVS Caremark Corp.	44,370	1,466,872
Jeronimo Martins SGPS SA	80,730	1,294,507
Kroger Co. (The)	40,600	929,740
Magnit OJSC GDR	58,420	1,659,128
Metro AG	10,970	802,317
PriceSmart, Inc.	2,980	106,058
Ruddick Corp.	346	12,698
SYSCO Corp.	34,204	950,529
Tesco plc	132,920	873,401
Village Super Market, Inc., Class A	562	16,883
Walgreen Co.	56,355	2,442,426
Wal-Mart de Mexico SAB de CV	246,901	707,501
Wal-Mart Stores, Inc.	34,854	1,811,711
Weis Markets, Inc.	1,290	51,174
Wesfarmers Ltd.	27,197	917,390
Whole Foods Market, Inc.	70,664	4,138,084
		21,218,897
FOOD PRODUCTS — 1.7%
ConAgra Foods, Inc.	39,473	914,195
Corn Products International, Inc.	18,559	906,050
Danone SA	23,802	1,492,174
Dole Food Co., Inc.(1)	1,141	16,830
Farmer Bros. Co.	1,170	15,362
General Mills, Inc.	39,355	1,461,645

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

H.J. Heinz Co.	14,749	$ 740,695
Hershey Co. (The)	48,679	2,546,885
Hormel Foods Corp.	3,404	93,269
Kellogg Co.	41,744	2,235,809
Kraft Foods, Inc., Class A	38,600	1,229,024
Mead Johnson Nutrition Co.	32,141	1,923,639
Nestle SA	36,830	2,085,091
PT Indofood CBP Sukses Makmur Tbk(1)	516,000	267,607
Ralcorp Holdings, Inc.(1)	679	44,033
Sara Lee Corp.	45,474	778,515
Seneca Foods Corp., Class A(1)	747	21,013
TreeHouse Foods, Inc.(1)	651	33,963
Tyson Foods, Inc., Class A	71,402	1,330,219
Unilever NV CVA	33,253	1,002,871
Unilever NV New York Shares	7,700	232,848
		19,371,737
GAS UTILITIES — 0.1%
AGL Resources, Inc.	9,271	352,391
Atmos Energy Corp.	559	18,905
Chesapeake Utilities Corp.	696	28,425
PT Perusahaan Gas Negara	697,500	280,692
WGL Holdings, Inc.	731	27,778
		708,191
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abaxis, Inc.(1)	501	13,287
Align Technology, Inc.(1)	1,356	28,273
American Medical Systems Holdings, Inc.(1)	1,689	37,006
Arthrocare Corp.(1)	643	22,177
Boston Scientific Corp.(1)	29,365	210,253
C.R. Bard, Inc.	17,000	1,661,920
CareFusion Corp.(1)	16,960	463,347
Cie Generale d'Optique Essilor International SA	6,810	486,319
Cooper Cos., Inc. (The)	6,853	423,653
Covidien plc	39,670	2,041,022
Cutera, Inc.(1)	2,241	21,648
Cyberonics, Inc.(1)	646	21,337
DENTSPLY International, Inc.	9,705	362,676
DexCom, Inc.(1)	1,394	20,394
Edwards Lifesciences Corp.(1)	7,182	610,757
Gen-Probe, Inc.(1)	6,653	418,341
Haemonetics Corp.(1)	596	36,743
HeartWare International, Inc.(1)	217	18,245
ICU Medical, Inc.(1)	561	23,556
Immucor, Inc.(1)	1,646	32,048
Insulet Corp.(1)	998	17,665
Integra LifeSciences Holdings Corp.(1)	495	24,824
Intuitive Surgical, Inc.(1)	2,077	681,152
Masimo Corp.	1,180	35,565
Medtronic, Inc.	50,959	2,034,283
Meridian Bioscience, Inc.	1,000	21,570
Mettler-Toledo International, Inc.(1)	2,400	411,288

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Neogen Corp.(1)	534	$ 19,966
NuVasive, Inc.(1)	929	24,832
Sirona Dental Systems, Inc.(1)	764	38,551
Sonova Holding AG	4,680	622,590
STERIS Corp.	1,292	43,734
Symmetry Medical, Inc.(1)	6,932	62,665
Utah Medical Products, Inc.	795	21,918
Varian Medical Systems, Inc.(1)	24,000	1,662,720
Volcano Corp.(1)	1,153	30,255
West Pharmaceutical Services, Inc.	759	31,203
Young Innovations, Inc.	3,069	97,195
Zimmer Holdings, Inc.(1)	26,232	1,635,303
Zoll Medical Corp.(1)	499	23,094
		14,493,375
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Aetna, Inc.	13,100	489,416
Alliance HealthCare Services, Inc.(1)	6,533	27,047
Almost Family, Inc.(1)	304	11,856
Amedisys, Inc.(1)	648	23,276
AMERIGROUP Corp.(1)	406	23,284
Amsurg Corp.(1)	1,354	31,995
Assisted Living Concepts, Inc., Class A(1)	566	20,348
Bio-Reference Labs, Inc.(1)	554	11,590
Cardinal Health, Inc.	31,082	1,294,255
Catalyst Health Solutions, Inc.(1)	858	38,790
Chemed Corp.	878	57,456
Community Health Systems, Inc.(1)	421	17,206
Express Scripts, Inc.(1)	75,022	4,217,737
Fresenius Medical Care AG & Co. KGaA	14,540	962,593
Health Management Associates, Inc., Class A(1)	1,807	18,070
Health Net, Inc.(1)	13,291	391,021
HealthSouth Corp.(1)	2,047	49,558
Healthspring, Inc.(1)	722	27,176
HMS Holdings Corp.(1)	630	47,603
Humana, Inc.(1)	21,070	1,369,761
Kindred Healthcare, Inc.(1)	722	17,992
Landauer, Inc.	224	14,090
LifePoint Hospitals, Inc.(1)	19,871	774,572
Lincare Holdings, Inc.	534	15,668
Magellan Health Services, Inc.(1)	6,585	315,948
Medco Health Solutions, Inc.(1)	37,722	2,325,184
MWI Veterinary Supply, Inc.(1)	279	19,312
National Healthcare Corp.	1,337	63,641
Owens & Minor, Inc.	2,695	84,084
Patterson Cos., Inc.	18,801	627,577
PSS World Medical, Inc.(1)	1,272	33,098
Quest Diagnostics, Inc.	5,900	334,825
Select Medical Holdings Corp.(1)	14,371	112,094
Sun Healthcare Group, Inc.(1)	819	12,039
U.S. Physical Therapy, Inc.(1)	1,259	24,890
UnitedHealth Group, Inc.	39,311	1,673,862

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

WellPoint, Inc.(1)	9,600	$ 638,112
		16,217,026
HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	752	34,096
MedAssets, Inc.(1)	1,046	14,822
Quality Systems, Inc.	430	34,357
SXC Health Solutions Corp.(1)	51,300	2,531,655
		2,614,930
HOTELS, RESTAURANTS & LEISURE — 1.8%
Accor SA	23,231	1,092,363
Bally Technologies, Inc.(1)	1,133	43,768
Bob Evans Farms, Inc.	608	19,055
Brinker International, Inc.	1,634	38,628
Buffalo Wild Wings, Inc.(1)	412	21,832
Carnival plc	29,031	1,299,730
CEC Entertainment, Inc.(1)	17,468	675,837
Chipotle Mexican Grill, Inc.(1)	7,699	1,886,255
Compass Group plc	54,239	488,041
Ctrip.com International Ltd. ADR(1)	16,320	632,726
DineEquity, Inc.(1)	202	11,556
Domino's Pizza, Inc.(1)	1,195	20,160
Hyatt Hotels Corp., Class A(1)	3,427	156,785
International Speedway Corp., Class A	8,532	236,507
Jack in the Box, Inc.(1)	1,240	27,280
Las Vegas Sands Corp.(1)	40,666	1,896,662
McDonald's Corp.	31,046	2,349,561
MGM Resorts International(1)	10,095	140,724
Orient-Express Hotels Ltd., Class A(1)	1,355	17,100
Panera Bread Co., Class A(1)	8,900	1,039,075
Pinnacle Entertainment, Inc.(1)	2,699	35,438
Red Robin Gourmet Burgers, Inc.(1)	1,254	29,921
Royal Caribbean Cruises Ltd.(1)	57,400	2,513,546
Ruby Tuesday, Inc.(1)	1,063	14,202
Speedway Motorsports, Inc.	9,557	139,723
Starbucks Corp.	20,341	670,846
Starwood Hotels & Resorts Worldwide, Inc.	60,025	3,667,528
Vail Resorts, Inc.(1)	698	34,062
Whitbread plc	14,410	417,445
Wyndham Worldwide Corp.	4,200	131,376
Wynn Macau Ltd.	255,407	691,973
Wynn Resorts Ltd.	900	110,637
		20,550,342
HOUSEHOLD DURABLES — 0.3%
CSS Industries, Inc.	1,017	17,797
Deer Consumer Products, Inc.(1)	2,473	27,252
Ethan Allen Interiors, Inc.	798	17,596
Furniture Brands International, Inc.(1)	6,470	28,339
Helen of Troy Ltd.(1)	470	13,127
Lennar Corp., Class A	2,300	46,368
M.D.C. Holdings, Inc.	725	19,031
MRV Engenharia e Participacoes SA	38,700	307,265

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

PDG Realty SA Empreendimentos e Participacoes	122,600	$ 667,602
Stanley Black & Decker, Inc.	3,394	257,367
Tempur-Pedic International, Inc.(1)	5,438	255,260
Toll Brothers, Inc.(1)	2,882	61,271
Turkiye Sise ve Cam Fabrikalari AS(1)	226,911	393,147
Whirlpool Corp.	12,233	1,009,223
		3,120,645
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	16,000	1,207,040
Clorox Co.	11,650	789,404
Colgate-Palmolive Co.	1,688	132,542
Energizer Holdings, Inc.(1)	9,365	625,863
Kimberly-Clark Corp.	16,941	1,116,412
LG Household & Health Care Ltd.	1,706	541,131
Procter & Gamble Co. (The)	102,668	6,473,217
Reckitt Benckiser Group plc	22,715	1,170,575
Unicharm Corp.	9,200	354,819
		12,411,003
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
International Power plc	61,040	331,725
NRG Energy, Inc.(1)	53,768	1,074,822
		1,406,547
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	22,675	2,091,315
Alfa SAB de CV, Series A	36,120	449,437
General Electric Co.	391,774	8,195,912
Koninklijke Philips Electronics NV	14,856	485,043
Raven Industries, Inc.	2,547	138,200
Seaboard Corp.	8	18,562
Siemens AG	15,650	2,107,575
Textron, Inc.	74,303	2,012,868
Tredegar Corp.	772	15,069
Tyco International Ltd.	21,115	957,354
		16,471,335
INSURANCE — 2.4%
ACE Ltd.	21,707	1,372,968
Admiral Group plc	45,364	1,245,570
Aflac, Inc.	23,029	1,355,487
Allianz SE	10,680	1,538,633
Allied World Assurance Co. Holdings Ltd.	15,578	961,318
Allstate Corp. (The)	50,723	1,611,977
Alterra Capital Holdings Ltd.	2,040	44,125
American Equity Investment Life Holding Co.	1,185	15,642
American Financial Group, Inc.	33,894	1,173,749
Amtrust Financial Services, Inc.	2,240	43,075
Aon Corp.	13,559	713,746
Aspen Insurance Holdings Ltd.	1,442	42,611
Baldwin & Lyons, Inc., Class B	983	23,975
Berkshire Hathaway, Inc., Class B(1)	15,964	1,393,338
Chubb Corp. (The)	33,445	2,029,443
Hanover Insurance Group, Inc. (The)	626	29,090

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

HCC Insurance Holdings, Inc.	23,857	$ 742,907
Horace Mann Educators Corp.	641	10,865
Loews Corp.	55,549	2,402,494
Marsh & McLennan Cos., Inc.	19,845	604,082
Mercer Insurance Group, Inc.	1,562	43,892
Ping An Insurance Group Co. of China Ltd. H Shares	141,500	1,451,701
Platinum Underwriters Holdings Ltd.	706	29,440
Principal Financial Group, Inc.	55,171	1,890,159
ProAssurance Corp.(1)	548	34,705
Prudential Financial, Inc.	28,617	1,883,857
Safety Insurance Group, Inc.	745	35,849
Symetra Financial Corp.	17,918	256,227
Torchmark Corp.	7,500	489,375
Transatlantic Holdings, Inc.	11,834	602,706
Travelers Cos., Inc. (The)	42,739	2,561,348
United Fire & Casualty Co.	726	15,021
Unum Group	11,050	293,157
Validus Holdings Ltd.	545	16,868
Willis Group Holdings plc	1,476	57,402
		27,016,802
INTERNET & CATALOG RETAIL — 0.7%
Expedia, Inc.	3,770	74,872
Netflix, Inc.(1)	22,252	4,598,821
priceline.com, Inc.(1)	6,351	2,882,592
Rakuten, Inc.	753	669,190
Shutterfly, Inc.(1)	931	39,754
		8,265,229
INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc.(1)	14,400	540,432
Ancestry.com, Inc.(1)	2,858	93,914
AOL, Inc.(1)	18,324	382,422
Baidu, Inc. ADR(1)	31,757	3,847,678
Dice Holdings, Inc.(1)	8,511	116,856
EarthLink, Inc.	20,215	166,370
Google, Inc., Class A(1)	10,185	6,247,479
Internap Network Services Corp.(1)	5,778	39,290
Keynote Systems, Inc.	2,824	49,674
KIT Digital, Inc.(1)	1,666	21,675
Limelight Networks, Inc.(1)	4,198	29,176
MercadoLibre, Inc.(1)	11,248	739,893
Monster Worldwide, Inc.(1)	18,100	310,415
Rackspace Hosting, Inc.(1)	2,252	83,121
RealNetworks, Inc.(1)	4,448	17,125
Tencent Holdings Ltd.	52,100	1,378,095
Travelzoo, Inc.(1)	1,526	60,201
ValueClick, Inc.(1)	3,297	49,224
VeriSign, Inc.	50,400	1,778,616
Vocus, Inc.(1)	4,391	106,701
WebMD Health Corp.(1)	19,200	1,113,600
Yahoo Japan Corp.	1,185	445,434

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Zix Corp.(1)	16,321	$ 60,225
		17,677,616
IT SERVICES — 2.0%
Accenture plc, Class A	100,505	5,173,997
Automatic Data Processing, Inc.	35,203	1,760,150
Booz Allen Hamilton Holding Corp.(1)	11,333	209,547
Cass Information Systems, Inc.	287	11,207
Cognizant Technology Solutions Corp., Class A(1)	30,600	2,352,222
Computer Sciences Corp.	13,281	639,215
DST Systems, Inc.	1,235	62,985
Euronet Worldwide, Inc.(1)	1,029	18,594
Fiserv, Inc.(1)	4,300	272,061
Infosys Technologies Ltd.	44,283	2,932,080
International Business Machines Corp.	45,853	7,422,684
InterXion Holding NV(1)	3,123	45,783
MasterCard, Inc., Class A	4,820	1,159,499
MAXIMUS, Inc.	224	16,576
NeuStar, Inc., Class A(1)	863	21,791
TeleTech Holdings, Inc.(1)	1,339	30,502
Total System Services, Inc.	3,823	67,858
Visa, Inc., Class A	2,301	168,088
		22,364,839
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	1,546	19,650
Mattel, Inc.	6,794	170,258
Polaris Industries, Inc.	16,170	1,220,026
		1,409,934
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.(1)	18,300	770,064
Bruker Corp.(1)	19,931	382,476
Dionex Corp.(1)	408	48,071
Illumina, Inc.(1)	28,200	1,957,080
Luminex Corp.(1)	916	17,239
PAREXEL International Corp.(1)	1,355	31,802
Pharmaceutical Product Development, Inc.	836	22,965
Sequenom, Inc.(1)	2,246	13,790
Thermo Fisher Scientific, Inc.(1)	11,210	625,742
Waters Corp.(1)	14,600	1,212,530
		5,081,759
MACHINERY — 3.4%
3D Systems Corp.(1)	1,917	93,837
Actuant Corp., Class A	538	15,225
AGCO Corp.(1)	36,800	2,015,904
Alfa Laval AB	45,060	919,897
Altra Holdings, Inc.(1)	6,793	146,933
ArvinMeritor, Inc.(1)	37,700	675,584
Atlas Copco AB A Shares	51,850	1,302,472
Barnes Group, Inc.	983	20,918
Blount International, Inc.(1)	2,018	30,674
Briggs & Stratton Corp.	1,006	20,251
Cascade Corp.	1,581	77,248

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Caterpillar, Inc.	33,323	$ 3,429,936
CIRCOR International, Inc.	660	26,169
CNH Global NV(1)	22,070	1,069,291
Colfax Corp.(1)	882	19,563
Commercial Vehicle Group, Inc.(1)	3,303	52,055
Cummins, Inc.	23,500	2,376,320
Deere & Co.	24,212	2,182,712
Doosan Infracore Co. Ltd.(1)	46,350	1,053,362
Douglas Dynamics, Inc.	643	10,288
Dover Corp.	5,500	353,375
Dynamic Materials Corp.	1,004	26,536
Eaton Corp.	24,392	2,702,146
EnPro Industries, Inc.(1)	2,471	98,049
FANUC CORP.	7,300	1,131,520
FreightCar America, Inc.(1)	421	11,839
Graham Corp.	1,546	32,822
Harsco Corp.	17,506	598,180
Hyundai Heavy Industries Co. Ltd.	4,305	1,659,217
Illinois Tool Works, Inc.	36,993	2,001,321
Ingersoll-Rand plc	15,300	693,090
Joy Global, Inc.	21,618	2,105,161
Kaydon Corp.	16,045	629,606
Komatsu Ltd.	57,800	1,762,863
Lincoln Electric Holdings, Inc.	256	18,273
Lindsay Corp.	2,897	204,557
Middleby Corp.(1)	1,104	98,996
Mueller Industries, Inc.	1,537	52,227
Mueller Water Products, Inc., Class A	8,464	34,364
NACCO Industries, Inc., Class A	641	79,837
NN, Inc.(1)	4,570	55,982
Oshkosh Corp.(1)	608	21,687
Parker-Hannifin Corp.	13,978	1,246,558
Robbins & Myers, Inc.	3,793	161,696
Sandvik AB	55,240	1,059,691
Sany Heavy Equipment International Holdings Co. Ltd.	325,000	448,189
Sauer-Danfoss, Inc.(1)	4,674	142,697
Tata Motors Ltd.	19,464	465,584
Terex Corp.(1)	18,000	607,500
Timken Co.	23,501	1,144,969
Titan International, Inc.	9,012	216,468
Twin Disc, Inc.	1,050	33,978
Volvo AB B Shares(1)	85,370	1,477,288
Wabash National Corp.(1)	13,151	137,033
WABCO Holdings, Inc.(1)	18,746	1,095,329
		38,147,267
MARINE — 0.1%
Alexander & Baldwin, Inc.	547	22,941
Diana Containerships, Inc.(1)	155	1,860
Diana Shipping, Inc.(1)	4,967	61,889
Genco Shipping & Trading Ltd.(1)	1,878	22,799

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Kuehne + Nagel International AG	7,152	$ 961,452
		1,070,941
MEDIA — 1.9%
AirMedia Group, Inc. ADR(1)	2,359	15,546
Belo Corp., Class A(1)	4,597	36,638
CBS Corp., Class B	91,500	2,183,190
Charter Communications, Inc., Class A(1)	3,851	176,260
Comcast Corp., Class A	145,293	3,742,748
CTC Media, Inc.	29,927	629,664
DirecTV, Class A(1)	19,694	905,333
E.W. Scripps Co. (The), Class A(1)	5,772	55,238
Entercom Communications Corp., Class A(1)	2,252	29,456
Entravision Communications Corp., Class A(1)	11,749	27,610
Focus Media Holding Ltd. ADR(1)	48,013	1,273,305
Gannett Co., Inc.	2,634	43,487
Harte-Hanks, Inc.	1,262	16,015
Imax Corp.(1)	36,100	957,011
Journal Communications, Inc., Class A(1)	4,208	25,837
Kabel Deutschland Holding AG(1)	11,790	642,324
Knology, Inc.(1)	1,300	18,096
LIN TV Corp., Class A(1)	7,186	43,907
Modern Times Group AB B Shares	6,730	450,112
Naspers Ltd. N Shares	21,504	1,235,264
Publicis Groupe SA	21,376	1,219,292
Scripps Networks Interactive, Inc., Class A	23,124	1,201,061
Time Warner Cable, Inc.	6,300	454,734
Time Warner, Inc.	75,902	2,899,456
Viacom, Inc., Class B	18,700	835,142
Walt Disney Co. (The)	46,587	2,037,715
		21,154,441
METALS & MINING — 2.8%
Allied Nevada Gold Corp.(1)	1,705	51,730
Antofagasta plc	91,830	2,100,418
BHP Billiton Ltd.	44,104	2,070,546
Brush Engineered Materials, Inc.(1)	2,669	116,822
Century Aluminum Co.(1)	1,255	21,272
Cliffs Natural Resources, Inc.	39,033	3,788,933
Coeur d'Alene Mines Corp.(1)	1,451	45,721
Commercial Metals Co.	1,585	26,422
Exxaro Resources Ltd.	35,282	772,530
Ferrexpo plc	129,237	881,345
Freeport-McMoRan Copper & Gold, Inc.	66,837	3,539,019
Globe Specialty Metals, Inc.	5,525	128,677
Grupo Mexico SAB de CV, Series B	172,970	659,151
Haynes International, Inc.	334	17,315
Hecla Mining Co.(1)	3,866	39,240
Hyundai Steel Co.	6,926	794,681
Impala Platinum Holdings Ltd.	12,925	381,485
Kaiser Aluminum Corp.	282	14,249
Mesabi Royalty Trust	2,200	82,434
Mongolian Mining Corp.(1)	406,800	516,074

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Newmont Mining Corp.	44,865	$ 2,479,689
Nucor Corp.	11,100	532,356
Rio Tinto plc	37,280	2,611,739
Royal Gold, Inc.	304	15,084
RTI International Metals, Inc.(1)	464	13,224
Schnitzer Steel Industries, Inc., Class A	233	14,959
Thompson Creek Metals Co., Inc.(1)	2,778	36,614
ThyssenKrupp AG	22,000	914,714
Vale SA Preference Shares	149,400	4,435,846
Walter Energy, Inc.	13,278	1,606,771
Worthington Industries, Inc.	841	16,282
Xingda International Holdings Ltd.	305,000	269,832
Xstrata plc	108,690	2,482,521
		31,477,695
MULTILINE RETAIL — 0.7%
Big Lots, Inc.(1)	1,371	56,252
Dillard's, Inc., Class A	421	17,825
Dollar Tree, Inc.(1)	31,300	1,575,016
Fred's, Inc., Class A	2,381	32,811
Kohl's Corp.(1)	27,972	1,507,411
Macy's, Inc.	25,000	597,500
Target Corp.	75,002	3,941,355
		7,728,170
MULTI-UTILITIES — 0.4%
Avista Corp.	983	21,941
Black Hills Corp.	798	24,594
Consolidated Edison, Inc.	3,187	159,286
Integrys Energy Group, Inc.	28,135	1,377,771
MDU Resources Group, Inc.	3,056	65,612
NorthWestern Corp.	605	17,975
PG&E Corp.	37,070	1,707,444
Vectren Corp.	679	17,871
Wisconsin Energy Corp.	2,649	156,821
Xcel Energy, Inc.	18,349	439,275
		3,988,590
OFFICE ELECTRONICS — 0.1%
Canon, Inc.	24,700	1,189,634
OIL, GAS & CONSUMABLE FUELS — 5.7%
Apache Corp.	8,200	1,021,884
Banpu PCL	37,850	898,744
Berry Petroleum Co., Class A	932	48,455
BG Group plc	103,490	2,517,689
Bill Barrett Corp.(1)	1,073	41,718
BP Prudhoe Bay Royalty Trust	237	27,039
Brigham Exploration Co.(1)	28,300	1,035,214
Canadian Natural Resources Ltd.	23,177	1,165,803
Chevron Corp.	76,089	7,894,234
Cimarex Energy Co.	8,819	1,024,150
CNOOC Ltd.	1,288,000	2,923,965
Concho Resources, Inc.(1)	23,400	2,492,568
ConocoPhillips	75,987	5,917,108

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Crosstex Energy LP	5,061	$ 86,037
Devon Energy Corp.	3,727	340,797
DHT Holdings, Inc.	4,087	19,005
EQT Corp.	14,551	717,364
Exxon Mobil Corp.	183,217	15,670,550
Forest Oil Corp.(1)	2,619	92,948
Frontier Oil Corp.(1)	1,318	36,772
Goodrich Petroleum Corp.(1)	4,704	95,679
Gulfport Energy Corp.(1)	2,545	75,307
Hugoton Royalty Trust	423	9,264
Imperial Oil Ltd.	24,852	1,294,079
Kinder Morgan, Inc.(1)	3,826	116,693
Murphy Oil Corp.	28,185	2,072,443
Noble Energy, Inc.	1,974	182,911
Nordic American Tanker Shipping	2,798	68,523
NovaTek OAO GDR	8,092	1,051,151
Occidental Petroleum Corp.	43,713	4,457,415
Overseas Shipholding Group, Inc.	3,175	107,188
Pacific Rubiales Energy Corp.	16,139	540,874
Patriot Coal Corp.(1)	1,595	37,642
Penn Virginia Corp.	3,148	51,218
Petroleo Brasileiro SA- Petrobras ADR	44,465	1,563,834
Petroleum Development Corp.(1)	676	31,725
Pioneer Natural Resources Co.	11,400	1,166,676
Rosetta Resources, Inc.(1)	257	11,657
Rosneft Oil Co. OJSC GDR	48,583	458,624
Royal Dutch Shell plc B Shares	37,860	1,353,113
SandRidge Energy, Inc.(1)	1,634	17,664
Sasol Ltd.	11,787	644,954
Southwestern Energy Co.(1)	26,093	1,030,152
Spectra Energy Partners LP	7,891	259,377
Stone Energy Corp.(1)	2,838	85,935
Sunoco, Inc.	9,621	402,735
Swift Energy Co.(1)	1,494	64,167
Tesoro Corp.(1)	1,200	28,536
Valero Energy Corp.	17,900	504,422
W&T Offshore, Inc.	3,758	95,942
Western Refining, Inc.(1)	9,853	160,308
Whiting Petroleum Corp.(1)	21,400	1,398,276
Williams Cos., Inc. (The)	8,625	261,855
Williams Partners LP	4,656	241,460
		63,913,843
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	5,013	131,340
Domtar Corp.	12,382	1,082,187
International Paper Co.	14,900	413,922
KapStone Paper and Packaging Corp.(1)	8,141	139,618
MeadWestvaco Corp.	9,614	282,171
P.H. Glatfelter Co.	1,287	15,843
		2,065,081

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	22,485	$ 2,122,809
Natura Cosmeticos SA	18,700	477,110
Nu Skin Enterprises, Inc., Class A	699	22,312
Prestige Brands Holdings, Inc.(1)	1,825	20,111
		2,642,342
PHARMACEUTICALS — 2.6%
Abbott Laboratories	89,859	4,322,218
Allergan, Inc.	21,519	1,596,064
Auxilium Pharmaceuticals, Inc.(1)	962	21,616
Bristol-Myers Squibb Co.	20,837	537,803
Celltrion, Inc.	20,157	572,393
Eli Lilly & Co.	48,582	1,678,994
Forest Laboratories, Inc.(1)	34,834	1,128,622
Impax Laboratories, Inc.(1)	2,684	55,264
Johnson & Johnson	101,360	6,227,558
Medicis Pharmaceutical Corp., Class A	1,112	35,684
Merck & Co., Inc.	78,866	2,568,666
Nektar Therapeutics(1)	2,311	22,163
Novartis AG	27,620	1,548,813
Novo Nordisk A/S B Shares	21,855	2,752,605
Perrigo Co.	1,634	124,887
Pfizer, Inc.	206,606	3,975,099
Questcor Pharmaceuticals, Inc.(1)	1,273	16,498
Salix Pharmaceuticals Ltd.(1)	1,271	42,375
Shire plc	30,400	860,398
Teva Pharmaceutical Industries Ltd. ADR	16,340	818,634
ViroPharma, Inc.(1)	1,216	21,803
VIVUS, Inc.(1)	1,789	13,614
		28,941,771
PROFESSIONAL SERVICES — 0.3%
Adecco SA	15,770	1,061,687
Capita Group plc (The)	45,600	537,811
CDI Corp.	1,505	22,394
Heidrick & Struggles International, Inc.	1,386	37,741
Kelly Services, Inc., Class A(1)	7,878	165,596
Kforce, Inc.(1)	1,469	26,236
Korn/Ferry International(1)	1,321	30,198
Manpower, Inc.	11,600	736,600
Mistras Group, Inc.(1)	1,866	28,158
Resources Connection, Inc.	1,663	32,079
SGS SA	450	783,177
		3,461,677
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	8,612	690,682
AMB Property Corp.	15,930	579,533
American Campus Communities, Inc.	822	27,471
American Capital Agency Corp.	566	16,669
Annaly Capital Management, Inc.	20,749	372,030
Apartment Investment & Management Co., Class A	12,800	328,320
Ashford Hospitality Trust, Inc.(1)	9,621	99,193

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Associated Estates Realty Corp.	2,521	$ 40,966
AvalonBay Communities, Inc.	5,012	606,602
Boston Properties, Inc.	12,084	1,159,097
Camden Property Trust	5,351	316,619
Capstead Mortgage Corp.	15,339	201,554
CBL & Associates Properties, Inc.	1,471	26,257
Chimera Investment Corp.	13,069	56,327
Colonial Properties Trust	6,600	130,086
CommonWealth REIT	585	16,795
DCT Industrial Trust, Inc.	27,858	156,562
Developers Diversified Realty Corp.	7,487	107,064
Digital Realty Trust, Inc.	10,537	619,786
Douglas Emmett, Inc.	17,800	333,750
Duke Realty Corp.	2,148	30,222
DuPont Fabros Technology, Inc.	5,026	122,735
Equity One, Inc.	7,232	138,421
Equity Residential	16,500	909,315
Essex Property Trust, Inc.	2,905	359,581
Extra Space Storage, Inc.	14,948	295,223
Federal Realty Investment Trust	1,447	121,809
First Industrial Realty Trust, Inc.(1)	12,194	136,695
First Potomac Realty Trust	1,704	27,486
General Growth Properties, Inc.(1)	10,503	167,208
Getty Realty Corp.	917	26,978
Glimcher Realty Trust	13,977	128,588
Government Properties Income Trust	27,484	746,740
Hatteras Financial Corp.	612	18,103
HCP, Inc.	36,512	1,387,456
Health Care REIT, Inc.	5,300	276,766
Healthcare Realty Trust, Inc.	725	16,893
Hersha Hospitality Trust	25,966	170,597
Highwoods Properties, Inc.	958	32,505
Host Hotels & Resorts, Inc.	49,145	904,268
Inland Real Estate Corp.	1,521	14,328
Kilroy Realty Corp.	10,078	390,523
Kimco Realty Corp.	18,271	354,092
LaSalle Hotel Properties	11,000	310,310
Lexington Realty Trust	7,003	66,318
Macerich Co. (The)	12,790	647,686
Mack-Cali Realty Corp.	512	17,377
Medical Properties Trust, Inc.	1,217	14,275
MFA Financial, Inc.	5,322	45,077
National Health Investors, Inc.	3,010	143,035
National Retail Properties, Inc.	1,460	37,507
Nationwide Health Properties, Inc.	6,074	259,603
Omega Healthcare Investors, Inc.	959	22,987
Piedmont Office Realty Trust, Inc., Class A	35,697	713,940
Post Properties, Inc.	8,959	349,401
ProLogis	57,047	927,584
PS Business Parks, Inc.	421	26,540
Public Storage	14,100	1,582,725

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Rayonier, Inc.	15,026	$ 921,545
Sabra Health Care REIT, Inc.	889	16,375
Saul Centers, Inc.	292	13,432
Simon Property Group, Inc.	23,188	2,551,608
SL Green Realty Corp.	8,823	668,166
Strategic Hotels & Resorts, Inc.(1)	21,622	140,543
Taubman Centers, Inc.	7,965	441,898
UDR, Inc.	14,552	353,905
Urstadt Biddle Properties, Inc., Class A	890	17,257
Ventas, Inc.	8,839	489,857
Vornado Realty Trust	13,948	1,301,767
Washington Real Estate Investment Trust	562	17,557
Weyerhaeuser Co.	22,197	541,829
Winthrop Realty Trust	1,408	17,178
		25,319,177
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
BR Malls Participacoes SA	71,000	674,240
Brookfield Asset Management, Inc., Class A	8,300	281,370
C C Land Holdings Ltd.	1,217,000	406,292
CB Richard Ellis Group, Inc., Class A(1)	122,831	3,075,688
China Overseas Land & Investment Ltd.	232,000	384,879
Forest City Enterprises, Inc., Class A(1)	20,085	379,607
Jones Lang LaSalle, Inc.	17,317	1,704,339
Sumitomo Realty & Development Co. Ltd.	44,000	1,177,385
Sun Hung Kai Properties Ltd.	21,000	339,214
		8,423,014
ROAD & RAIL — 0.5%
Arkansas Best Corp.	772	18,312
Canadian National Railway Co.	15,810	1,156,357
CSX Corp.	19,671	1,468,637
Kansas City Southern(1)	32,200	1,733,648
Norfolk Southern Corp.	5,122	335,901
Old Dominion Freight Line, Inc.(1)	526	16,190
Union Pacific Corp.	10,408	993,027
Werner Enterprises, Inc.	1,293	30,450
		5,752,522
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Altera Corp.	24,600	1,029,756
Amtech Systems, Inc.(1)	2,414	55,450
Applied Materials, Inc.	57,804	949,720
ARM Holdings plc	332,130	3,331,350
ASML Holding NV	20,860	905,456
Atmel Corp.(1)	94,800	1,391,664
Broadcom Corp., Class A	26,998	1,112,857
Cavium Networks, Inc.(1)	35,632	1,538,590
Cirrus Logic, Inc.(1)	2,916	68,089
Cymer, Inc.(1)	419	21,201
Cypress Semiconductor Corp.(1)	38,700	811,152
Entegris, Inc.(1)	9,158	79,858
Entropic Communications, Inc.(1)	64,800	600,048
Formfactor, Inc.(1)	1,683	16,544

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

GCL Poly Energy Holdings Ltd.(1)	1,124,000	$ 565,752
GSI Technology, Inc.(1)	3,749	35,278
GT Solar International, Inc.(1)	7,987	85,381
Integrated Device Technology, Inc.(1)	4,444	34,441
Intel Corp.	262,799	5,642,294
Intersil Corp., Class A	3,036	38,830
Linear Technology Corp.	30,053	1,038,632
LSI Corp.(1)	23,582	148,331
Marvell Technology Group Ltd.(1)	46,665	853,036
Micron Technology, Inc.(1)	80,152	892,092
MIPS Technologies, Inc.(1)	6,461	78,630
MKS Instruments, Inc.	483	14,500
National Semiconductor Corp.	2,186	33,883
Novellus Systems, Inc.(1)	867	34,645
Photronics, Inc.(1)	10,800	96,552
RF Micro Devices, Inc.(1)	58,591	439,432
Samsung Electronics Co. Ltd.	5,044	4,124,939
Sigma Designs, Inc.(1)	2,673	36,567
Silicon Image, Inc.(1)	5,965	47,959
Skyworks Solutions, Inc.(1)	64,055	2,302,137
Standard Microsystems Corp.(1)	1,716	45,525
Taiwan Semiconductor Manufacturing Co. Ltd.	634,425	1,516,704
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31,003	381,027
Teradyne, Inc.(1)	41,830	779,293
Texas Instruments, Inc.	45,601	1,623,852
TriQuint Semiconductor, Inc.(1)	54,200	772,350
Ultratech, Inc.(1)	4,043	99,943
Varian Semiconductor Equipment Associates, Inc.(1)	354	16,889
Veeco Instruments, Inc.(1)	8,874	422,225
Verigy Ltd.(1)	1,996	25,888
Zoran Corp.(1)	2,043	22,902
		34,161,644
SOFTWARE — 2.5%
ACI Worldwide, Inc.(1)	1,546	48,405
Activision Blizzard, Inc.(1)	34,200	380,304
Allot Communications Ltd.(1)	2,843	45,303
Ariba, Inc.(1)	1,553	48,065
Cadence Design Systems, Inc.(1)	28,071	279,307
Callidus Software, Inc.(1)	5,233	31,032
Check Point Software Technologies Ltd.(1)	16,100	802,424
Citrix Systems, Inc.(1)	27,100	1,901,336
CommVault Systems, Inc.(1)	6,011	219,582
DemandTec, Inc.(1)	6,879	89,496
Electronic Arts, Inc.(1)	7,083	133,160
Fortinet, Inc.(1)	1,229	50,192
Glu Mobile, Inc.(1)	8,762	39,692
Interactive Intelligence, Inc.(1)	2,308	79,418
Intuit, Inc.(1)	41,630	2,188,905
JDA Software Group, Inc.(1)	601	17,730
Kenexa Corp.(1)	5,594	129,725
Lawson Software, Inc.(1)	1,495	15,159

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Microsoft Corp.	298,898	$ 7,944,709
Motricity, Inc.(1)	5,118	79,227
Oracle Corp.	169,486	5,576,089
Progress Software Corp.(1)	1,942	57,017
Quest Software, Inc.(1)	3,195	85,594
Red Hat, Inc.(1)	14,033	579,282
Rovi Corp.(1)	20,900	1,158,278
S1 Corp.(1)	6,596	43,072
salesforce.com, inc.(1)	21,478	2,840,895
SAP AG	17,890	1,079,329
Symantec Corp.(1)	78,525	1,415,806
Taleo Corp., Class A(1)	1,351	43,624
TIBCO Software, Inc.(1)	3,259	80,237
Velti plc(1)	291	3,940
VMware, Inc., Class A(1)	10,330	864,105
Websense, Inc.(1)	2,058	44,082
		28,394,521
SPECIALTY RETAIL — 1.9%
Advance Auto Parts, Inc.	1,414	88,630
Aeropostale, Inc.(1)	1,102	28,586
American Eagle Outfitters, Inc.	36,783	564,619
Ascena Retail Group, Inc.(1)	1,097	34,270
AutoZone, Inc.(1)	4,637	1,196,114
Bed Bath & Beyond, Inc.(1)	10,641	512,364
Best Buy Co., Inc.	23,702	764,152
Brown Shoe Co., Inc.	2,150	33,325
Cabela's, Inc.(1)	738	20,022
Cato Corp. (The), Class A	698	16,927
Charming Shoppes, Inc.(1)	4,872	15,931
Christopher & Banks Corp.	4,445	27,159
Coldwater Creek, Inc.(1)	6,204	18,364
Collective Brands, Inc.(1)	1,733	39,512
Finish Line, Inc. (The), Class A	1,562	27,273
Genesco, Inc.(1)	1,374	54,300
Group 1 Automotive, Inc.	419	17,703
Home Depot, Inc. (The)	88,038	3,298,784
Hot Topic, Inc.	1,876	10,037
Inditex SA	9,470	685,554
Limited Brands, Inc.	73,405	2,350,428
Lithia Motors, Inc., Class A	6,501	98,425
Lowe's Cos., Inc.	44,064	1,153,155
Men's Wearhouse, Inc. (The)	1,033	27,581
New York & Co., Inc.(1)	1,936	13,455
Nitori Holdings Co. Ltd.	9,950	880,606
OfficeMax, Inc.(1)	30,643	421,035
O'Reilly Automotive, Inc.(1)	38,600	2,145,388
Penske Automotive Group, Inc.(1)	512	10,429
PEP Boys-Manny Moe & Jack	1,004	12,580
PetSmart, Inc.	49,382	2,018,242
Pier 1 Imports, Inc.(1)	3,735	37,649
RadioShack Corp.	3,471	51,371

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Ross Stores, Inc.	12,064	$ 869,091
Signet Jewelers Ltd.(1)	8,090	354,908
Stage Stores, Inc.	914	15,940
Staples, Inc.	32,939	701,601
Systemax, Inc.(1)	345	4,713
Tractor Supply Co.	1,382	71,961
Williams-Sonoma, Inc.	81,953	2,957,684
		21,649,868
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Burberry Group plc	33,208	647,275
Crocs, Inc.(1)	3,194	56,374
Culp, Inc.(1)	2,119	21,296
Deckers Outdoor Corp.(1)	2,008	177,146
Fossil, Inc.(1)	22,000	1,688,280
G-III Apparel Group Ltd.(1)	4,384	172,379
Iconix Brand Group, Inc.(1)	8,452	186,789
Jones Group, Inc. (The)	1,685	22,410
Lululemon Athletica, Inc.(1)	13,900	1,078,501
LVMH Moet Hennessy Louis Vuitton SA	7,980	1,258,121
Pandora A/S(1)	6,670	388,867
Perry Ellis International, Inc.(1)	748	21,722
Phillips-Van Heusen Corp.	13,400	804,134
Swatch Group AG (The)	2,880	1,225,961
True Religion Apparel, Inc.(1)	1,322	31,424
VF Corp.	5,506	526,759
		8,307,438
THRIFTS & MORTGAGE FINANCE — 0.2%
BankUnited, Inc.(1)	945	26,791
Brookline Bancorp., Inc.	1,502	15,606
Capitol Federal Financial, Inc.	20,898	264,151
First Financial Holdings, Inc.	1,963	20,925
First Financial Northwest, Inc.(1)	3,173	18,943
First Niagara Financial Group, Inc.	2,737	39,632
Flushing Financial Corp.	1,123	16,081
Housing Development Finance Corp. Ltd.	39,755	552,609
Hudson City Bancorp., Inc.	67,802	779,723
Kaiser Federal Financial Group, Inc.	1,471	19,844
Oritani Financial Corp.	1,568	20,180
People's United Financial, Inc.	52,455	691,357
PMI Group, Inc. (The)(1)	5,267	15,590
Provident Financial Services, Inc.	1,970	29,176
Radian Group, Inc.	2,532	17,876
Washington Federal, Inc.	1,290	22,923
		2,551,407
TOBACCO — 0.4%
Altria Group, Inc.	29,900	758,563
British American Tobacco plc	34,185	1,368,203
Philip Morris International, Inc.	44,255	2,778,329
		4,905,095
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Barloworld Ltd.	45,813	475,403

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Beacon Roofing Supply, Inc.(1)	11,997	$ 254,456
CAI International, Inc.(1)	3,401	72,033
Fastenal Co.	25,500	1,584,315
GATX Corp.	468	16,235
Kaman Corp.	538	17,146
Lawson Products, Inc.	1,187	28,571
Mitsubishi Corp.	68,100	1,882,209
RSC Holdings, Inc.(1)	4,619	62,957
Rush Enterprises, Inc., Class A(1)	3,293	61,810
Titan Machinery, Inc.(1)	4,114	105,853
United Rentals, Inc.(1)	6,941	215,032
WESCO International, Inc.(1)	12,700	739,394
Wolseley plc(1)	31,670	1,102,280
		6,617,694
TRANSPORTATION INFRASTRUCTURE — 0.1%
China Merchants Holdings International Co. Ltd.	148,166	625,919
Mundra Port and Special Economic Zone Ltd.	96,454	294,061
		919,980
WATER UTILITIES(2)
Artesian Resources Corp., Class A	1,193	23,311
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
America Movil SAB de CV, Series L ADR	10,432	599,005
Crown Castle International Corp.(1)	41,696	1,757,486
Millicom International Cellular SA	6,188	542,069
MTN Group Ltd.	65,272	1,152,162
NII Holdings, Inc.(1)	37,200	1,523,712
Rogers Communications, Inc., Class B	11,144	393,432
SBA Communications Corp., Class A(1)	85,822	3,612,248
SOFTBANK CORP.	32,700	1,341,098
Vodafone Group plc	843,070	2,388,846
		13,310,058
TOTAL COMMON STOCKS
(Cost $660,083,895)		878,745,648
CORPORATE BONDS — 7.4%
AEROSPACE & DEFENSE — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)(4)	$ 225,000	243,000
L-3 Communications Corp., 5.875%, 1/15/15(4)	100,000	102,200
L-3 Communications Corp., 6.375%, 10/15/15(4)	150,000	155,625
Lockheed Martin Corp., 4.25%, 11/15/19(4)	90,000	90,971
United Technologies Corp., 6.05%, 6/1/36(4)	228,000	252,730
		844,526
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(4)	150,000	156,000
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(4)	225,000	243,000
Tenneco, Inc., 6.875%, 12/15/20(3)	250,000	260,625
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	255,656
		915,281
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	150,000	152,140
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	160,000	158,043

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Ford Motor Co., 7.45%, 7/16/31(4)	$ 300,000	$ 327,999
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(4)	450,000	464,638
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	266,791
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	30,000	30,799
		1,400,410
BEVERAGES(2)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)(4)	80,000	99,277
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(3)	210,000	249,978
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(4)	40,000	39,882
PepsiCo, Inc., 4.875%, 11/1/40(4)	40,000	37,573
		426,710
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(4)	70,000	66,078
BUILDING PRODUCTS(2)
Nortek, Inc., 11.00%, 12/1/13	150,666	161,213
USG Corp., 8.375%, 10/15/18(3)(4)	225,000	237,234
		398,447
CAPITAL MARKETS — 0.3%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(4)	170,000	193,482
Credit Suisse (New York), 5.00%, 5/15/13(4)	280,000	300,254
Credit Suisse (New York), 5.50%, 5/1/14(4)	170,000	187,053
Credit Suisse (New York), 5.30%, 8/13/19(4)	130,000	137,172
Credit Suisse (New York), 4.375%, 8/5/20(4)	110,000	107,337
Deutsche Bank AG (London), 4.875%, 5/20/13(4)	250,000	266,550
Deutsche Bank AG (London), 3.875%, 8/18/14(4)	130,000	136,188
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(4)	180,000	179,949
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	490,000	578,112
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(4)	80,000	82,281
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(4)	60,000	61,268
Jefferies Group, Inc., 8.50%, 7/15/19(4)	70,000	82,917
Korea Development Bank, 3.25%, 3/9/16(4)	80,000	77,569
Morgan Stanley, 4.20%, 11/20/14(4)	110,000	114,323
Morgan Stanley, 6.625%, 4/1/18(4)	300,000	332,089
Morgan Stanley, 7.30%, 5/13/19(4)	240,000	273,751
Morgan Stanley, 5.75%, 1/25/21(4)	140,000	144,069
UBS AG (Stamford Branch), 2.25%, 8/12/13(4)	70,000	70,811
UBS AG (Stamford Branch), 2.25%, 1/28/14(4)	40,000	39,856
UBS AG (Stamford Branch), 5.875%, 12/20/17(4)	200,000	219,269
		3,584,300
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	145,000	160,497
Dow Chemical Co. (The), 5.90%, 2/15/15(4)	70,000	78,141
Dow Chemical Co. (The), 2.50%, 2/15/16(4)	90,000	87,016
Dow Chemical Co. (The), 8.55%, 5/15/19(4)	150,000	190,372
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	134,844
Lyondell Chemical Co., 8.00%, 11/1/17(3)	450,000	507,656
Nalco Co., 6.625%, 1/15/19(3)(4)	500,000	519,375
PPG Industries, Inc., 5.50%, 11/15/40(4)	20,000	19,781
Rohm & Haas Co., 5.60%, 3/15/13(4)	70,000	75,439
		1,773,121

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

COMMERCIAL BANKS — 0.2%
Barclays Bank plc, 5.00%, 9/22/16(4)	$ 100,000	$ 106,287
BB&T Corp., 5.70%, 4/30/14(4)	130,000	143,657
BB&T Corp., 3.20%, 3/15/16(5)	120,000	119,944
BNP Paribas, 3.60%, 2/23/16(4)	70,000	70,537
Fifth Third Bancorp., 6.25%, 5/1/13(4)	90,000	98,137
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	100,000	101,965
HSBC Holdings plc, 6.80%, 6/1/38(4)	50,000	53,536
HSBC USA, Inc., 5.00%, 9/27/20(4)	70,000	69,243
Huntington Bancshares, Inc., 7.00%, 12/15/20(4)	20,000	21,932
Lloyds TSB Bank plc, 4.875%, 1/21/16(4)	80,000	81,516
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)	100,000	99,200
PNC Bank N.A., 6.00%, 12/7/17(4)	230,000	256,797
PNC Funding Corp., 4.25%, 9/21/15(4)	100,000	105,275
Regions Financial Corp., 5.75%, 6/15/15(4)	225,000	225,211
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	140,000	139,720
SunTrust Bank, 7.25%, 3/15/18(4)	100,000	112,301
U.S. Bancorp., 3.44%, 2/1/16	70,000	70,052
Wachovia Bank N.A., 4.80%, 11/1/14(4)	269,000	286,310
Wachovia Bank N.A., 4.875%, 2/1/15(4)	101,000	108,053
Wells Fargo & Co., 3.68%, 6/15/16(4)	90,000	92,066
		2,361,739
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Cenveo Corp., 8.375%, 6/15/14(4)	325,000	283,562
Corrections Corp. of America, 6.25%, 3/15/13(4)	550,000	553,438
KAR Auction Services, Inc., 8.75%, 5/1/14(4)	500,000	521,875
Republic Services, Inc., 5.50%, 9/15/19(4)	170,000	184,529
Waste Management, Inc., 6.125%, 11/30/39(4)	70,000	74,123
		1,617,527
COMMUNICATIONS EQUIPMENT(2)
Avaya, Inc., 7.00%, 4/1/19(3)(4)	140,000	139,300
Cisco Systems, Inc., 5.90%, 2/15/39(4)	115,000	121,439
Juniper Networks, Inc., 4.60%, 3/15/21	10,000	9,987
		270,726
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(4)	250,000	262,188
CONSUMER FINANCE — 0.1%
American Express Centurion Bank, 5.55%, 10/17/12(4)	130,000	138,510
American Express Co., 7.25%, 5/20/14(4)	230,000	263,221
American General Finance Corp., 4.875%, 7/15/12(4)	500,000	494,375
Capital One Bank USA N.A., 8.80%, 7/15/19(4)	50,000	63,209
SLM Corp., 5.00%, 10/1/13(4)	100,000	103,457
SLM Corp., 6.25%, 1/25/16(4)	80,000	82,086
		1,144,858
CONTAINERS & PACKAGING — 0.1%
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	350,000	364,000
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17	225,000	241,875
		605,875

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ally Financial, Inc., 6.875%, 9/15/11	$ 168,000	$ 172,200
Ally Financial, Inc., 8.30%, 2/12/15(4)	400,000	452,500
Ally Financial, Inc., 6.25%, 12/1/17(3)(4)	225,000	235,125
Arch Western Finance LLC, 6.75%, 7/1/13(4)	61,000	61,915
Bank of America Corp., 4.50%, 4/1/15(4)	130,000	135,965
Bank of America Corp., 6.50%, 8/1/16(4)	250,000	280,906
Bank of America Corp., 5.75%, 12/1/17(4)	120,000	128,472
Bank of America Corp., 5.875%, 1/5/21(4)	30,000	31,886
Bank of America N.A., 5.30%, 3/15/17(4)	453,000	472,698
BankAmerica Capital II, 8.00%, 12/15/26(4)	300,000	306,000
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(4)	275,000	284,625
Citigroup, Inc., 6.00%, 12/13/13(4)	230,000	251,722
Citigroup, Inc., 6.01%, 1/15/15(4)	280,000	307,556
Citigroup, Inc., 4.75%, 5/19/15	50,000	52,847
Citigroup, Inc., 7.00%, 5/1/16	750,000	758,438
Citigroup, Inc., 7.00%, 5/1/17	250,000	252,500
Citigroup, Inc., 6.125%, 5/15/18(4)	330,000	362,354
Citigroup, Inc., 8.50%, 5/22/19(4)	80,000	99,356
Citigroup, Inc., 5.375%, 8/9/20(4)	60,000	62,270
JPMorgan Chase & Co., 3.70%, 1/20/15(4)	70,000	72,513
JPMorgan Chase & Co., 3.45%, 3/1/16	100,000	100,608
JPMorgan Chase & Co., 6.00%, 1/15/18(4)	520,000	579,202
		5,461,658
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(4)	80,000	103,965
AT&T, Inc., 6.80%, 5/15/36(4)	270,000	297,627
AT&T, Inc., 6.55%, 2/15/39(4)	270,000	288,618
British Telecommunications plc, 5.95%, 1/15/18(4)	100,000	111,139
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)	270,000	350,375
CenturyLink, Inc., 6.15%, 9/15/19(4)	90,000	93,983
Cincinnati Bell, Inc., 8.75%, 3/15/18(4)	150,000	144,563
Embarq Corp., 7.08%, 6/1/16(4)	98,000	111,666
France Telecom SA, 4.375%, 7/8/14(4)	190,000	204,606
Frontier Communications Corp., 6.25%, 1/15/13(4)	280,000	298,550
Frontier Communications Corp., 7.125%, 3/15/19(4)	200,000	209,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(4)	200,000	215,000
Intelsat Luxembourg SA, 11.25%, 2/4/17	250,000	277,812
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/15(4)	175,000	181,125
Level 3 Financing, Inc., 9.25%, 11/1/14	250,000	259,375
Qwest Corp., 7.875%, 9/1/11(4)	215,000	222,256
Qwest Corp., 7.50%, 10/1/14(4)	90,000	103,500
Sprint Capital Corp., 8.75%, 3/15/32(4)	500,000	522,500
Telecom Italia Capital SA, 6.175%, 6/18/14(4)	160,000	170,424
Telecom Italia Capital SA, 7.00%, 6/4/18(4)	90,000	96,728
Telecom Italia Capital SA, 7.175%, 6/18/19(4)	40,000	43,375
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	150,000	157,920
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	101,679
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)(4)	120,000	124,656
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	288,125

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	$ 250,000	$ 258,750
Windstream Corp., 8.625%, 8/1/16(4)	300,000	318,750
		5,556,067
ELECTRIC UTILITIES — 0.1%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	83,000	90,942
Carolina Power & Light Co., 5.25%, 12/15/15(4)	174,000	194,126
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	59,000	62,700
Duke Energy Corp., 3.95%, 9/15/14(4)	80,000	84,346
Edison International, 3.75%, 9/15/17(4)	90,000	89,442
Edison Mission Energy, 7.00%, 5/15/17(4)	375,000	306,562
Exelon Generation Co. LLC, 4.00%, 10/1/20(4)	130,000	121,203
FirstEnergy Solutions Corp., 6.05%, 8/15/21(4)	180,000	188,614
Florida Power Corp., 6.35%, 9/15/37(4)	170,000	191,951
Southern California Edison Co., 5.625%, 2/1/36(4)	49,000	51,353
		1,381,239
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 5.625%, 12/15/20(4)	225,000	221,063
Sanmina-SCI Corp., 8.125%, 3/1/16(4)	500,000	517,500
		738,563
ENERGY EQUIPMENT & SERVICES — 0.1%
Pioneer Drilling Co., 9.875%, 3/15/18(4)	125,000	136,875
Transocean, Inc., 6.50%, 11/15/20(4)	70,000	77,177
Weatherford International Ltd./Bermuda, 9.625%, 3/1/19(4)	270,000	354,074
		568,126
FOOD & STAPLES RETAILING — 0.3%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)(4)	120,000	125,400
CVS Caremark Corp., 6.60%, 3/15/19(4)	190,000	220,466
Ingles Markets, Inc., 8.875%, 5/15/17(4)	500,000	540,000
Kroger Co. (The), 6.40%, 8/15/17(4)	120,000	137,870
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(3)(4)	500,000	515,000
Rite Aid Corp., 8.625%, 3/1/15(4)	250,000	233,125
SUPERVALU, Inc., 8.00%, 5/1/16(4)	205,000	205,000
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	250,000	272,812
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	213,000	236,274
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	170,000	189,888
Wal-Mart Stores, Inc., 5.625%, 4/1/40(4)	300,000	313,676
Wal-Mart Stores, Inc., 5.00%, 10/25/40(4)	110,000	104,379
		3,093,890
FOOD PRODUCTS — 0.1%
Blue Merger Sub, Inc., 7.625%, 2/15/19(3)(4)	140,000	142,100
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(3)(4)	100,000	108,500
Kellogg Co., 4.45%, 5/30/16(4)	170,000	183,297
Kraft Foods, Inc., 6.00%, 2/11/13(4)	50,000	54,314
Kraft Foods, Inc., 5.375%, 2/10/20(4)	270,000	287,524
Kraft Foods, Inc., 6.50%, 2/9/40(4)	105,000	113,456
Mead Johnson Nutrition Co., 3.50%, 11/1/14(4)	70,000	72,583
Ralcorp Holdings, Inc., 6.625%, 8/15/39(4)	80,000	82,393
Smithfield Foods, Inc., 7.75%, 7/1/17(4)	400,000	435,000
		1,479,167

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Alere, Inc., 9.00%, 5/15/16(4)	$ 500,000	$ 536,250
Baxter International, Inc., 5.90%, 9/1/16(4)	90,000	104,251
Biomet, Inc., 10.00%, 10/15/17(4)	200,000	223,750
Biomet, Inc., 11.625%, 10/15/17(4)	525,000	594,562
Covidien International Finance SA, 1.875%, 6/15/13(4)	120,000	121,376
		1,580,189
HEALTH CARE PROVIDERS & SERVICES — 0.4%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(4)	450,000	478,125
DaVita, Inc., 6.625%, 11/1/20(4)	500,000	509,375
Express Scripts, Inc., 5.25%, 6/15/12(4)	120,000	125,868
Express Scripts, Inc., 7.25%, 6/15/19(4)	240,000	288,231
HCA Holdings, Inc., 7.75%, 5/15/21(3)(4)	250,000	264,375
HCA, Inc., 6.50%, 2/15/16(4)	200,000	206,500
HCA, Inc., 9.25%, 11/15/16(4)	375,000	406,875
HealthSouth Corp., 10.75%, 6/15/16	125,000	134,375
HealthSouth Corp., 8.125%, 2/15/20	250,000	272,500
McKesson Corp., 4.75%, 3/1/21(4)	30,000	30,465
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	240,000	270,623
Omnicare, Inc., 6.875%, 12/15/15(4)	250,000	259,375
Tenet Healthcare Corp., 8.875%, 7/1/19	600,000	685,500
WellPoint, Inc., 5.80%, 8/15/40(4)	40,000	40,423
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(3)(4)	75,000	76,687
		4,049,297
HOTELS, RESTAURANTS & LEISURE — 0.3%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(4)	500,000	570,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(4)	275,000	259,875
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(3)(4)	75,000	78,562
Dave & Buster's, Inc., 11.00%, 6/1/18	300,000	337,500
McDonald's Corp., 5.35%, 3/1/18(4)	130,000	145,346
MGM Resorts International, 6.75%, 9/1/12(4)	400,000	408,000
MGM Resorts International, 7.625%, 1/15/17(4)	125,000	120,469
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(4)	250,000	267,813
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(4)	250,000	271,875
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	240,000	263,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(4)	325,000	345,313
Yum! Brands, Inc., 5.30%, 9/15/19(4)	180,000	191,748
		3,259,901
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 6.125%, 11/15/22(4)	500,000	489,375
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	136,094
KB Home, 6.25%, 6/15/15(4)	225,000	226,125
Lennar Corp., 5.60%, 5/31/15(4)	225,000	222,187
Yankee Candle Co., Inc., 8.50%, 2/15/15(4)	200,000	210,250
		1,284,031
HOUSEHOLD PRODUCTS(2)
Central Garden and Pet Co., 8.25%, 3/1/18	450,000	475,313
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The), 8.00%, 10/15/17(4)	380,000	414,200

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)(4)	$ 500,000	$ 545,000
Energy Future Holdings Corp., 10.875%, 11/1/17(4)	35,000	29,225
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	512,861
GenOn Energy, Inc., 7.625%, 6/15/14(4)	400,000	420,000
GenOn Energy, Inc., 9.50%, 10/15/18(3)(4)	250,000	263,125
NRG Energy, Inc., 7.375%, 2/1/16(4)	225,000	233,438
		2,417,849
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Capital Corp., 3.75%, 11/14/14(4)	110,000	115,270
General Electric Capital Corp., 2.25%, 11/9/15(4)	130,000	126,145
General Electric Capital Corp., 5.625%, 9/15/17(4)	415,000	455,115
General Electric Capital Corp., 4.375%, 9/16/20(4)	190,000	184,768
General Electric Capital Corp., 4.625%, 1/7/21(4)	90,000	89,612
General Electric Capital Corp., 5.30%, 2/11/21(4)	50,000	51,426
General Electric Co., 5.00%, 2/1/13(4)	122,000	130,746
General Electric Co., 5.25%, 12/6/17(4)	190,000	208,434
		1,361,516
INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	130,000	156,495
American International Group, Inc., 3.65%, 1/15/14	40,000	41,136
American International Group, Inc., 5.85%, 1/16/18(4)	150,000	158,773
American International Group, Inc., 8.25%, 8/15/18(4)	60,000	71,846
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(4)	70,000	70,045
CNA Financial Corp., 5.875%, 8/15/20(4)	50,000	52,086
CNA Financial Corp., 5.75%, 8/15/21	30,000	30,828
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(4)	425,000	453,156
Genworth Financial, Inc., 7.20%, 2/15/21(4)	40,000	40,305
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(4)	120,000	121,507
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(4)	60,000	64,785
International Lease Finance Corp., 5.30%, 5/1/12(4)	375,000	383,813
International Lease Finance Corp., 8.75%, 3/15/17(3)(4)	250,000	286,250
International Lease Finance Corp., 8.25%, 12/15/20(4)	375,000	417,656
Lincoln National Corp., 6.25%, 2/15/20(4)	100,000	111,262
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	160,000	171,409
MetLife, Inc., 6.75%, 6/1/16(4)	170,000	197,629
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	130,000	139,119
Prudential Financial, Inc., 7.375%, 6/15/19(4)	70,000	83,303
Prudential Financial, Inc., 5.40%, 6/13/35(4)	190,000	180,742
		3,232,145
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(4)	40,000	36,809
IT SERVICES — 0.1%
First Data Corp., 9.875%, 9/24/15(4)	325,000	329,875
SunGard Data Systems, Inc., 10.25%, 8/15/15(4)	200,000	211,250
		541,125
LEISURE EQUIPMENT & PRODUCTS(2)
Hasbro, Inc., 6.35%, 3/15/40(4)	100,000	100,593
MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(4)	120,000	128,501

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

SPX Corp., 7.625%, 12/15/14(4)	$ 175,000	$ 192,500
		321,001
MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20(3)	250,000	269,375
Cablevision Systems Corp., 8.625%, 9/15/17(4)	250,000	281,250
CBS Corp., 4.30%, 2/15/21(4)	110,000	104,308
CBS Corp., 5.50%, 5/15/33(4)	80,000	73,064
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(4)	375,000	402,188
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(3)	200,000	208,500
Cinemark USA, Inc., 8.625%, 6/15/19(4)	150,000	164,250
Clear Channel Communications, Inc., 10.75%, 8/1/16(4)	275,000	269,500
Comcast Corp., 5.90%, 3/15/16(4)	153,000	170,347
Comcast Corp., 5.70%, 5/15/18(4)	100,000	109,471
Comcast Corp., 6.40%, 5/15/38(4)	130,000	135,734
DirecTV Holdings LLC, 3.55%, 3/15/15(4)	130,000	132,756
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(4)	160,000	172,250
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(4)	120,000	124,350
Harland Clarke Holdings Corp., 9.50%, 5/15/15(4)	320,000	316,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(4)	750,000	890,625
Lamar Media Corp., 7.875%, 4/15/18(4)	200,000	216,000
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(4)	250,000	266,875
NBCUniversal Media LLC, 5.15%, 4/30/20(3)(4)	60,000	61,919
NBCUniversal Media LLC, 4.375%, 4/1/21(3)	150,000	144,542
NBCUniversal Media LLC, 5.95%, 4/1/41(3)	50,000	49,411
News America, Inc., 6.90%, 8/15/39(4)	100,000	112,279
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(4)	225,000	245,250
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(4)	81,000	95,783
Omnicom Group, Inc., 4.45%, 8/15/20(4)	155,000	152,706
Sinclair Television Group, Inc., 8.375%, 10/15/18(3)(4)	250,000	265,625
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)(4)	180,000	200,475
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	120,000	126,642
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	210,000	241,418
Time Warner, Inc., 3.15%, 7/15/15(4)	90,000	91,477
Time Warner, Inc., 4.875%, 3/15/20(4)	130,000	133,652
Time Warner, Inc., 7.70%, 5/1/32(4)	130,000	155,464
Viacom, Inc., 6.25%, 4/30/16(4)	330,000	379,050
Virgin Media Finance plc, 9.50%, 8/15/16(4)	500,000	579,375
Virgin Media Secured Finance plc, 5.25%, 1/15/21(3)(5)	50,000	50,677
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	347,750
		7,740,338
METALS & MINING — 0.2%
Anglo American Capital plc, 9.375%, 4/8/19(3)(4)	100,000	134,036
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	30,000	30,225
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(4)	115,000	117,251
ArcelorMittal, 9.85%, 6/1/19(4)	160,000	205,946
ArcelorMittal, 5.25%, 8/5/20(4)	80,000	79,626
ArcelorMittal, 5.50%, 3/1/21(5)	80,000	79,486
FMG Resources Pty Ltd., 6.875%, 2/1/18(3)(4)	500,000	515,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(4)	120,000	133,360
Newmont Mining Corp., 6.25%, 10/1/39(4)	70,000	74,036
Novelis, Inc., 8.375%, 12/15/17(3)(4)	300,000	332,250

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(4)	$ 50,000	$ 47,078
Vale Overseas Ltd., 5.625%, 9/15/19(4)	120,000	127,308
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	49,331
		1,924,933
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(4)	127,000	132,080
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(4)	250,000	268,125
		400,205
MULTI-UTILITIES — 0.1%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	190,000	213,890
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	220,000	229,365
Dominion Resources, Inc., 6.40%, 6/15/18(4)	170,000	195,627
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	198,000	204,880
PG&E Corp., 5.75%, 4/1/14(4)	40,000	43,966
Sempra Energy, 8.90%, 11/15/13(4)	70,000	81,796
Sempra Energy, 6.50%, 6/1/16(4)	80,000	91,782
		1,061,306
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(4)	50,000	54,118
Xerox Corp., 4.25%, 2/15/15(4)	130,000	136,961
		191,079
OIL, GAS & CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(4)	60,000	65,891
Anadarko Petroleum Corp., 6.45%, 9/15/36(4)	140,000	141,488
Apache Corp., 5.25%, 2/1/42(4)	40,000	38,085
Arch Coal, Inc., 8.75%, 8/1/16(4)	275,000	308,344
Bill Barrett Corp., 9.875%, 7/15/16(4)	325,000	365,625
BP Capital Markets plc, 4.50%, 10/1/20(4)	70,000	70,439
Chesapeake Energy Corp., 7.625%, 7/15/13(4)	125,000	140,000
ConocoPhillips, 5.75%, 2/1/19(4)	160,000	181,548
Consol Energy, Inc., 8.00%, 4/1/17(4)	400,000	436,000
El Paso Corp., 7.875%, 6/15/12(4)	32,000	33,904
El Paso Corp., 6.875%, 6/15/14(4)	125,000	137,222
El Paso Corp., 7.25%, 6/1/18(4)	225,000	255,560
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	90,000	102,242
Enbridge Energy Partners LP, 5.50%, 9/15/40(4)	80,000	74,745
Encore Acquisition Co., 9.50%, 5/1/16(4)	125,000	141,875
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	230,000	260,342
Enterprise Products Operating LLC, 5.20%, 9/1/20(4)	120,000	123,857
Enterprise Products Operating LLC, 5.95%, 2/1/41(4)	70,000	68,319
EOG Resources, Inc., 5.625%, 6/1/19(4)	120,000	132,305
Hess Corp., 6.00%, 1/15/40(4)	70,000	71,795
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	160,000	183,444
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(4)	70,000	71,795
Magellan Midstream Partners LP, 6.55%, 7/15/19(4)	86,000	98,334
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(4)	30,000	30,195
Marathon Petroleum Corp., 6.50%, 3/1/41(3)(4)	40,000	40,658
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	110,000	121,212
Nexen, Inc., 5.65%, 5/15/17(4)	130,000	139,103
Noble Energy, Inc., 6.00%, 3/1/41(4)	40,000	41,039
Peabody Energy Corp., 6.50%, 9/15/20(4)	50,000	53,750

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Pemex Project Funding Master Trust, 6.625%, 6/15/35(4)	$ 30,000	$ 30,053
Petrobras International Finance Co., 5.75%, 1/20/20(4)	70,000	72,965
Petrobras International Finance Co., 5.375%, 1/27/21	90,000	90,767
Petrohawk Energy Corp., 7.875%, 6/1/15(4)	100,000	106,500
Petroleos Mexicanos, 6.00%, 3/5/20(4)	80,000	84,000
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(4)	40,000	41,163
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(4)	170,000	213,639
Sabine Pass LNG LP, 7.25%, 11/30/13(4)	250,000	255,000
Sabine Pass LNG LP, 7.50%, 11/30/16(4)	400,000	407,000
SandRidge Energy, Inc., 8.75%, 1/15/20(4)	225,000	244,125
Shell International Finance BV, 3.10%, 6/28/15(4)	90,000	92,576
Suncor Energy, Inc., 6.10%, 6/1/18(4)	110,000	125,338
Talisman Energy, Inc., 7.75%, 6/1/19(4)	160,000	196,425
TransCanada PipeLines Ltd., 3.80%, 10/1/20	60,000	57,650
Venoco, Inc., 8.875%, 2/15/19(3)(4)	140,000	142,275
Williams Partners LP, 5.25%, 3/15/20(4)	80,000	83,428
Williams Partners LP, 4.125%, 11/15/20(4)	50,000	47,430
		6,219,450
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14(4)	269,000	270,009
Domtar Corp., 9.50%, 8/1/16(4)	250,000	301,250
Georgia-Pacific LLC, 7.70%, 6/15/15(4)	475,000	540,312
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	175,000	186,813
International Paper Co., 9.375%, 5/15/19(4)	105,000	137,109
International Paper Co., 7.30%, 11/15/39(4)	40,000	47,042
		1,482,535
PERSONAL PRODUCTS(2)
Elizabeth Arden, Inc., 7.375%, 3/15/21(3)(4)	145,000	152,975
PHARMACEUTICALS — 0.1%
Abbott Laboratories, 5.30%, 5/27/40(4)	30,000	29,887
AstraZeneca plc, 5.40%, 9/15/12(4)	180,000	192,814
AstraZeneca plc, 5.90%, 9/15/17(4)	180,000	206,299
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(3)(4)	400,000	419,500
Pfizer, Inc., 7.20%, 3/15/39(4)	100,000	125,760
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(4)	240,000	259,393
		1,233,653
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
AMB Property LP, 6.625%, 12/1/19(4)	110,000	123,621
Boston Properties LP, 4.125%, 5/15/21(4)	90,000	86,336
Digital Realty Trust LP, 5.875%, 2/1/20(4)	50,000	52,781
HCP, Inc., 3.75%, 2/1/16(4)	40,000	40,424
HCP, Inc., 5.375%, 2/1/21	100,000	102,330
Host Hotels & Resorts LP, 6.75%, 6/1/16(4)	300,000	312,750
Kimco Realty Corp., 6.875%, 10/1/19(4)	60,000	70,099
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(3)(4)	500,000	530,000
Simon Property Group LP, 5.10%, 6/15/15(4)	120,000	130,279
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(4)	105,000	102,134
		1,550,754
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(4)	100,000	118,375

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(4)	$ 175,000	$ 196,437
Burlington Northern Santa Fe, 5.05%, 3/1/41(4)	40,000	37,734
Hertz Corp. (The), 7.375%, 1/15/21(3)	200,000	210,000
Union Pacific Corp., 5.75%, 11/15/17(4)	270,000	305,417
		749,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)(4)	150,000	168,000
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	303,000	333,730
Oracle Corp., 5.375%, 7/15/40(3)(4)	260,000	254,347
		588,077
SPECIALTY RETAIL — 0.1%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(4)	176,000	181,060
Giraffe Acquisition Corp., 9.125%, 12/1/18(3)(4)	250,000	256,250
Michaels Stores, Inc., 11.375%, 11/1/16(4)	250,000	274,375
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)	225,000	244,125
Staples, Inc., 9.75%, 1/15/14(4)	100,000	120,873
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17	500,000	573,750
		1,650,433
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20(4)	225,000	218,138
Perry Ellis International, Inc., 8.875%, 9/15/13(4)	625,000	639,453
Phillips-Van Heusen Corp., 7.375%, 5/15/20(4)	500,000	535,000
Polymer Group, Inc., 7.75%, 2/1/19(3)(4)	300,000	313,875
		1,706,466
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(4)	60,000	85,110
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Ashtead Capital, Inc., 9.00%, 8/15/16(3)(4)	850,000	905,250
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(4)	365,000	385,075
United Rentals (North America), Inc., 8.375%, 9/15/20	250,000	265,937
		1,556,262
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(4)	130,000	134,328
America Movil SAB de CV, 5.00%, 3/30/20(4)	100,000	103,602
American Tower Corp., 4.625%, 4/1/15(4)	150,000	156,618
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(3)	225,000	246,375
Crown Castle International Corp., 9.00%, 1/15/15(4)	500,000	565,000
MetroPCS Wireless, Inc., 7.875%, 9/1/18(4)	250,000	265,312
Nextel Communications, Inc., 7.375%, 8/1/15(4)	500,000	503,750
Rogers Communications, Inc., 6.25%, 6/15/13(4)	140,000	155,159
		2,130,144
TOTAL CORPORATE BONDS
(Cost $77,396,896)		83,319,948
U.S. TREASURY SECURITIES — 6.3%
U.S. Treasury Bonds, 5.50%, 8/15/28(4)	50,000	58,195
U.S. Treasury Bonds, 5.25%, 2/15/29(4)	1,492,000	1,688,990
U.S. Treasury Bonds, 5.375%, 2/15/31(4)	380,000	436,584
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	2,190,000	2,149,279

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(4)	$ 7,049,038	$ 7,929,069
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(4)	1,490,668	1,554,953
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(4)	9,264,552	9,913,071
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(4)	2,174,467	2,257,877
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(4)	17,276,937	18,395,895
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(4)	3,206,240	3,239,806
U.S. Treasury Notes, 0.75%, 11/30/11(4)	1,500,000	1,505,978
U.S. Treasury Notes, 1.375%, 9/15/12(4)	5,000,000	5,068,945
U.S. Treasury Notes, 0.50%, 11/30/12(4)	2,660,000	2,656,883
U.S. Treasury Notes, 1.375%, 3/15/13(4)	4,300,000	4,358,811
U.S. Treasury Notes, 2.375%, 8/31/14(4)	2,000,000	2,064,844
U.S. Treasury Notes, 2.125%, 12/31/15(4)	2,000,000	2,005,938
U.S. Treasury Notes, 2.00%, 1/31/16(4)	1,000,000	995,469
U.S. Treasury Notes, 2.75%, 2/28/18(4)	220,000	218,900
U.S. Treasury Notes, 3.625%, 2/15/20(4)	1,500,000	1,544,532
U.S. Treasury Notes, 2.625%, 8/15/20(4)	3,070,000	2,885,321
TOTAL U.S. TREASURY SECURITIES
(Cost $68,080,135)		70,929,340
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 3.1%
FHLMC, 6.50%, 12/1/12(4)	241	263
FHLMC, 7.00%, 6/1/14(4)	11,855	12,810
FHLMC, 4.50%, 1/1/19(4)	410,422	434,274
FHLMC, 5.00%, 1/1/21(4)	370,005	397,560
FHLMC, 5.00%, 4/1/21(4)	679,674	726,467
FHLMC, 7.00%, 8/1/29(4)	4,262	4,886
FHLMC, 8.00%, 7/1/30(4)	21,734	25,615
FHLMC, 5.50%, 12/1/33(4)	214,831	231,629
FHLMC, 6.00%, 11/1/38	3,170,218	3,448,320
FHLMC, 6.50%, 7/1/47(4)	49,339	54,857
FNMA, 6.50%, 4/1/12(4)	2,130	2,331
FNMA, 6.00%, 4/1/14(4)	18,129	19,799
FNMA, 7.50%, 6/1/15(4)	8,050	8,904
FNMA, 5.50%, 12/1/16(4)	78,544	84,894
FNMA, 4.50%, 5/1/19(4)	248,287	262,522
FNMA, 4.50%, 5/1/19(4)	271,090	286,632
FNMA, 5.00%, 9/1/20(4)	176,000	188,283
FNMA, 7.00%, 6/1/26(4)	1,119	1,288
FNMA, 7.50%, 3/1/27(4)	15,194	17,558
FNMA, 7.00%, 1/1/29(4)	7,826	9,025
FNMA, 6.50%, 4/1/29(4)	30,574	34,638
FNMA, 6.50%, 8/1/29(4)	22,787	25,816
FNMA, 6.50%, 12/1/29(4)	39,520	44,773
FNMA, 7.00%, 3/1/30(4)	13,625	15,724
FNMA, 8.00%, 7/1/30(4)	12,769	14,903
FNMA, 7.50%, 9/1/30(4)	6,332	7,328
FNMA, 7.00%, 9/1/31(4)	28,953	33,280
FNMA, 6.50%, 1/1/32(4)	16,366	18,542
FNMA, 7.00%, 6/1/32(4)	114,768	131,981
FNMA, 6.50%, 8/1/32(4)	25,369	28,741
FNMA, 6.50%, 11/1/32(4)	197,629	223,898
FNMA, 5.50%, 6/1/33(4)	151,485	163,283

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FNMA, 5.50%, 8/1/33(4)	$ 128,262	$ 138,251
FNMA, 5.00%, 11/1/33(4)	1,364,634	1,442,644
FNMA, 5.50%, 1/1/34(4)	1,478,069	1,593,675
FNMA, 4.50%, 9/1/35(4)	1,058,238	1,086,937
FNMA, 5.00%, 1/1/36	5,325,417	5,619,860
FNMA, 5.00%, 2/1/36(4)	1,255,291	1,324,696
FNMA, 5.50%, 1/1/37	1,029,459	1,107,059
FNMA, 5.50%, 2/1/37(4)	629,621	675,114
FNMA, 6.50%, 8/1/37(4)	543,859	602,640
FNMA, 4.50%, 2/1/39	1,769,474	1,806,404
FNMA, 4.00%, 1/1/41	2,236,231	2,211,373
FNMA, 4.50%, 2/1/41	1,500,000	1,531,306
FNMA, 6.50%, 6/1/47(4)	42,422	46,914
FNMA, 6.50%, 8/1/47(4)	129,445	143,152
FNMA, 6.50%, 8/1/47(4)	171,708	189,890
FNMA, 6.50%, 9/1/47(4)	14,703	16,260
FNMA, 6.50%, 9/1/47(4)	78,075	86,342
FNMA, 6.50%, 9/1/47(4)	183,143	202,536
FNMA, 6.50%, 9/1/47(4)	239,836	265,233
GNMA, 7.50%, 10/15/25(4)	2,839	3,290
GNMA, 6.00%, 3/15/26(4)	32,659	36,207
GNMA, 7.00%, 12/15/27(4)	6,044	6,976
GNMA, 6.50%, 2/15/28(4)	6,129	6,966
GNMA, 7.00%, 8/15/29(4)	2,028	2,345
GNMA, 7.50%, 5/15/30(4)	3,673	4,272
GNMA, 7.00%, 5/15/31(4)	38,250	44,238
GNMA, 5.50%, 11/15/32(4)	141,930	155,061
GNMA, 6.50%, 10/15/38(4)	2,204,170	2,507,997
GNMA, 4.00%, 1/20/41	4,991,623	5,004,170
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $33,180,830)		34,822,632
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 0.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 2.875%, 2/9/15(4)	4,500,000	4,674,227
FNMA, 6.625%, 11/15/30(4)	508,000	639,378
		5,313,605
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.2%
Bank of America Corp., VRN, 0.60%, 4/28/11(4)	700,000	703,272
Citigroup Funding, Inc., VRN, 0.63%, 4/28/11(4)	700,000	703,272
Morgan Stanley, VRN, 0.65%, 3/21/11(4)	700,000	703,892
		2,110,436
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $7,290,389)		7,424,041
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(4)	600,000	607,203
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 3/1/11	400,000	411,800

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.45%, 3/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	$ 246,977	$ 240,482
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 3/1/11(4)	150,000	154,376
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 3/1/11(4)	250,000	264,407
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 3/1/11(4)	400,000	431,034
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(4)	400,000	419,713
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(4)	400,000	423,414
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(4)	300,000	315,198
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(4)	400,000	418,156
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.39%, 3/11/11(4)	200,000	214,648
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	123,678	123,803
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 3/11/11(4)	250,000	264,021
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.34%, 3/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	343,450	335,867
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(4)	441,132	451,282
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(4)	92,301	93,476
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(4)	21,669	21,676
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(4)	200,000	209,173
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(4)	57,338	58,014
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(4)	100,000	103,131
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 3/1/11(4)	300,000	304,232
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 3/1/11(4)	650,000	675,848
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 3/1/11(4)	400,000	429,858
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,888,994)		6,970,812
MUNICIPAL SECURITIES — 0.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(4)	40,000	44,500
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(4)	60,000	52,186
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(4)	50,000	52,281
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(4)	190,000	194,763

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(4)	$ 165,000	$ 162,157
California Educational Facilities Auth. Rev., Series 2009 B, (University of Southern California), 5.00%, 10/1/38(4)	85,000	83,683
California GO, (Building Bonds), 6.65%, 3/1/22(4)	60,000	64,511
California GO, (Building Bonds), 7.30%, 10/1/39(4)	90,000	95,043
California GO, (Building Bonds), 7.60%, 11/1/40(4)	35,000	38,165
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.48%, 3/1/11 (LOC: Bank of America N.A.)(4)	700,000	700,000
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(4)	120,000	120,960
Illinois GO, 5.88%, 3/1/19(5)	145,000	145,706
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	210,000	169,124
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	80,000	78,177
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(4)	50,000	45,194
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(4)	140,000	138,639
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(4)	35,000	32,704
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(4)	110,000	112,531
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(4)	95,000	99,019
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	70,000	78,777
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(4)	45,000	48,859
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(4)	115,000	120,852
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(4)	80,000	77,308
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 3/2/11 (LOC: FNMA)(4)	280,000	280,000
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(4)	50,000	50,393
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(4)	125,000	119,089
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(4)	135,000	136,029
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(4)	140,000	135,397
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(4)	50,000	49,885
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(4)	95,000	86,224
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(4)	140,000	139,180
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(4)	115,000	112,158
Texas GO, (Building Bonds), 5.52%, 4/1/39(4)	60,000	61,621
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(4)	125,000	123,055
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(4)	120,000	119,536
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.30%, 3/2/11 (LOC: Citibank N.A.)(4)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(4)	120,000	111,751

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Washington GO, Series 2010 R, 5.00%, 7/1/20(4)	$ 85,000	$ 98,382
TOTAL MUNICIPAL SECURITIES
(Cost $4,799,696)		4,777,839
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	236,986	246,183
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	384,512	303,106
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(4)	216,218	218,178
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(4)	202,128	199,530
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	64,791	66,152
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.35%, 3/1/11(4)	257,559	259,966
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(4)	79,758	80,285
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(4)	11,524	11,913
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(4)	259,043	273,941
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(4)	277,718	281,483
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(4)	251,277	267,862
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	229,864	234,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(4)	266,004	281,327
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	166,997	169,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	298,975	291,113
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.19%, 3/1/11	265,988	269,459
		3,454,261
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	900,000	967,281
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 3/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(4)	67,892	68,170
		1,035,451
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,439,531)		4,489,712
COMMERCIAL PAPER(8) — 0.2%
Austin Texas, 0.29%, 5/18/11(4)	445,000	444,760
Catholic Health Initiatives, 0.40%, 6/9/11(4)	400,000	400,100
Crown Point Capital Co. LLC, 0.32%, 3/15/11(3)(4)	400,000	399,956
Legacy Capital LLC, 0.32%, 3/2/11(3)(4)	400,000	399,996
TOTAL COMMERCIAL PAPER
(Cost $1,644,667)		1,644,812

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

SOVEREIGN GOVERNMENTS & AGENCIES — 0.1%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	$ 390,000	$ 433,485
Brazilian Government International Bond, 5.625%, 1/7/41(4)	80,000	78,800
		512,285
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(4)	37,000	50,472
Province of Ontario Canada, 5.45%, 4/27/16(4)	100,000	113,403
		163,875
GERMANY(2)
KfW, 4.125%, 10/15/14(4)	160,000	174,216
ITALY(2)
Republic of Italy, 3.125%, 1/26/15(4)	160,000	160,382
MEXICO(2)
United Mexican States, 5.625%, 1/15/17(4)	70,000	77,525
United Mexican States, 5.95%, 3/19/19(4)	200,000	222,700
United Mexican States, 5.125%, 1/15/20(4)	70,000	73,675
United Mexican States, 6.05%, 1/11/40(4)	50,000	51,250
		425,150
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,396,113)		1,435,908
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	2,337	134,670
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%	229	28,883
MEDIA(2)
LodgeNet Interactive Corp., 10.00%(3)	18	22,005
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%	708	19,902
Lexington Realty Trust, Series C, 6.50%	348	14,946
		34,848
TOBACCO(2)
Universal Corp., 6.75%	28	29,187
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $245,415)		249,593
PREFERRED STOCKS(2)
DIVERSIFIED FINANCIAL SERVICES(2)
Ally Financial, Inc., 7.00%(3)	131	124,855
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
DuPont Fabros Technology, Inc., Series A, 7.875%	662	16,822
National Retail Properties, Inc., Series C, 7.375%	1,347	33,473
PS Business Parks, Inc., Series O, 7.375%	528	13,365
		63,660
TOTAL PREFERRED STOCKS
(Cost $188,477)		188,515

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $2,653,000)	2,653,000	$ 2,653,000
TEMPORARY CASH INVESTMENTS — 2.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4)
(Cost $24,523,974)	24,523,974	24,523,974
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $892,812,012)		1,122,175,774
OTHER ASSETS AND LIABILITIES — 0.1%		611,585
TOTAL NET ASSETS — 100.0%		$1,122,787,359

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,718,960	DKK for USD	UBS AG	3/31/11	$503,106	$(246)
26,308	EUR for USD	UBS AG	3/31/11	36,291	(128)
66,958	EUR for USD	UBS AG	3/31/11	92,367	(52)
183,174	EUR for USD	UBS AG	3/31/11	252,682	(69)
				$884,446	$(495)
(Value on Settlement Date $883,951)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
40	S & P 500 E-Mini Futures	March 2011	$2,652,200	$81,159
26	U.S. Long Bond	June 2011	3,128,938	8,879
			$5,781,138	$90,038

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
82	U.S. Treasury 2-Year Notes	June 2011	$17,900,344	$(20,691)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EAFE	-	Europe, Australasia, and Far East
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $14,683,477, which represented 1.3% of total net assets.

(4)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $24,078,000.
(5)	When-issued security.
(6)	Final maturity date indicated, unless otherwise noted.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$633,716,197	–	–
Foreign Common Stocks	44,552,693	$200,476,758	–
Corporate Bonds	–	83,319,948	–
U.S. Treasury Securities	–	70,929,340	–
U.S. Government Agency Mortgage-Backed Securities	–	34,822,632	–
U.S. Government Agency Securities and Equivalents	–	7,424,041	–
Commercial Mortgage-Backed Securities	–	6,970,812	–
Municipal Securities	–	4,777,839	–
Collateralized Mortgage Obligations	–	4,489,712	–
Commercial Paper	–	1,644,812	–
Sovereign Governments & Agencies	–	1,435,908	–
Convertible Preferred Stocks	–	249,593	–
Preferred Stocks	–	188,515	–
Temporary Cash Investments	27,176,974	–	–
Total Value of Investment Securities	$705,445,864	$416,729,910	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(495)	–
Futures Contracts	$69,347	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$69,347	$(495)	–

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$921,236,959
Gross tax appreciation of investments	$205,976,406
Gross tax depreciation of investments	(5,037,591)
Net tax appreciation (depreciation) of investments	$200,938,815

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

February 28, 2011

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS — 44.6%
AEROSPACE & DEFENSE — 0.7%
AAR Corp.(1)	693	$ 18,912
AerCap Holdings NV(1)	663	8,997
AeroVironment, Inc.(1)	150	4,352
Alliant Techsystems, Inc.	301	21,723
BE Aerospace, Inc.(1)	14,200	478,824
Ceradyne, Inc.(1)	188	7,187
Curtiss-Wright Corp.	1,552	57,269
Esterline Technologies Corp.(1)	106	7,586
European Aeronautic Defence and Space Co. NV(1)	5,910	170,939
General Dynamics Corp.	6,312	480,469
Honeywell International, Inc.	9,069	525,186
ITT Corp.	4,377	253,560
Lockheed Martin Corp.	4,100	324,556
Moog, Inc., Class A(1)	289	13,124
Northrop Grumman Corp.	8,600	573,448
Orbital Sciences Corp.(1)	300	5,337
Raytheon Co.	7,178	367,585
Rockwell Collins, Inc.	2,149	138,482
Safran SA	10,470	372,471
TransDigm Group, Inc.(1)	4,500	361,710
Triumph Group, Inc.	795	68,839
		4,260,556
AIR FREIGHT & LOGISTICS — 0.3%
C.H. Robinson Worldwide, Inc.	3,500	253,365
Expeditors International of Washington, Inc.	2,700	129,060
United Parcel Service, Inc., Class B	16,952	1,251,058
		1,633,483
AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	2,276	135,308
Allegiant Travel Co.	185	7,635
International Consolidated Airlines Group SA(1)	36,510	133,246
JetBlue Airways Corp.(1)	2,745	15,647
Ryanair Holdings plc ADR	2,220	63,314
SkyWest, Inc.	387	6,385
Southwest Airlines Co.	20,020	236,837
United Continental Holdings, Inc.(1)	6,521	156,765
US Airways Group, Inc.(1)	1,321	11,374
		766,511
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	4,798	64,149
Amerigon, Inc.(1)	445	6,070
Autoliv, Inc.	3,230	241,895
BorgWarner, Inc.(1)	9,936	771,133
Cooper Tire & Rubber Co.	251	5,888
Dana Holding Corp.(1)	914	17,256
Magna International, Inc.	1,718	84,801
Standard Motor Products, Inc.	675	7,850

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

TRW Automotive Holdings Corp.(1)	6,364	$ 361,475
		1,560,517
AUTOMOBILES — 0.3%
Bayerische Motoren Werke AG	5,640	457,480
Ford Motor Co.(1)	30,400	457,520
Harley-Davidson, Inc.	7,695	314,110
Nissan Motor Co. Ltd.	53,500	546,085
		1,775,195
BEVERAGES — 0.6%
Anheuser-Busch InBev NV	6,800	379,241
Carlsberg A/S B Shares	1,920	204,331
Coca-Cola Co. (The)	18,141	1,159,573
Coca-Cola Enterprises, Inc.	1,848	48,602
Constellation Brands, Inc., Class A(1)	5,900	119,888
Dr Pepper Snapple Group, Inc.	8,826	318,266
Hansen Natural Corp.(1)	1,404	80,800
PepsiCo, Inc.	14,112	894,983
Pernod-Ricard SA	2,491	229,656
Primo Water Corp.(1)	610	7,796
		3,443,136
BIOTECHNOLOGY — 0.6%
Acorda Therapeutics, Inc.(1)	270	5,662
Alexion Pharmaceuticals, Inc.(1)	4,418	425,365
Alkermes, Inc.(1)	200	2,866
AMAG Pharmaceuticals, Inc.(1)	146	2,688
Amgen, Inc.(1)	25,967	1,332,886
Biogen Idec, Inc.(1)	6,905	472,302
Cephalon, Inc.(1)	5,904	332,454
Cepheid, Inc.(1)	431	11,426
Cubist Pharmaceuticals, Inc.(1)	410	8,991
Geron Corp.(1)	889	4,401
Gilead Sciences, Inc.(1)	15,713	612,493
Human Genome Sciences, Inc.(1)	2,376	59,471
ImmunoGen, Inc.(1)	450	4,054
Incyte Corp. Ltd.(1)	602	8,235
InterMune, Inc.(1)	314	11,496
Isis Pharmaceuticals, Inc.(1)	671	6,120
Micromet, Inc.(1)	618	3,850
Momenta Pharmaceuticals, Inc.(1)	311	4,317
Onyx Pharmaceuticals, Inc.(1)	428	15,083
PDL BioPharma, Inc.	1,062	5,894
Pharmasset, Inc.(1)	207	10,350
Savient Pharmaceuticals, Inc.(1)	445	4,290
Seattle Genetics, Inc.(1)	625	9,281
Talecris Biotherapeutics Holdings Corp.(1)	292	7,282
Theravance, Inc.(1)	438	9,978
United Therapeutics Corp.(1)	1,900	128,117
		3,499,352
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	385	5,263

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Simpson Manufacturing Co., Inc.	181	$ 5,236
		10,499
CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	1,500	160,125
Ameriprise Financial, Inc.	5,200	329,264
Apollo Investment Corp.	2,462	30,455
Ares Capital Corp.	744	13,266
Artio Global Investors, Inc.	1,143	18,117
Bank of New York Mellon Corp. (The)	19,200	583,488
BGC Partners, Inc., Class A	1,465	14,005
BlackRock Kelso Capital Corp.	686	8,527
BlackRock, Inc.	1,360	277,426
Calamos Asset Management, Inc., Class A	500	8,290
Charles Schwab Corp. (The)	11,998	227,602
Cohen & Steers, Inc.	116	3,387
Fifth Street Finance Corp.	769	10,589
Franklin Resources, Inc.	2,871	360,655
Goldman Sachs Group, Inc. (The)	9,454	1,548,376
Hercules Technology Growth Capital, Inc.	1,341	14,832
HFF, Inc., Class A(1)	1,944	25,661
Investment Technology Group, Inc.(1)	447	8,560
Knight Capital Group, Inc., Class A(1)	599	8,392
Lazard LP, Class A	6,100	268,400
Legg Mason, Inc.	12,341	447,361
MCG Capital Corp.	1,012	7,388
Morgan Stanley	17,000	504,560
Northern Trust Corp.	18,112	934,036
PennantPark Investment Corp.	1,362	17,297
Piper Jaffray Cos.(1)	285	11,728
Prospect Capital Corp.	689	8,364
Pzena Investment Management, Inc., Class A	171	1,291
Raymond James Financial, Inc.	3,500	134,120
Schroders plc	5,838	169,976
State Street Corp.	3,780	169,042
T. Rowe Price Group, Inc.	2,159	144,610
TradeStation Group, Inc.(1)	1,774	11,939
UBS AG(1)	27,370	543,511
Waddell & Reed Financial, Inc., Class A	108	4,361
		7,029,001
CHEMICALS — 0.8%
A. Schulman, Inc.	290	6,455
Air Liquide SA	2,766	358,067
Albemarle Corp.	6,200	356,872
Arch Chemicals, Inc.	154	5,536
Balchem Corp.	454	16,344
BASF SE	1,480	123,071
CF Industries Holdings, Inc.	2,700	381,456
Cytec Industries, Inc.	109	6,194
E.I. du Pont de Nemours & Co.	13,939	764,833
Flotek Industries, Inc.(1)	1,814	11,791
Georgia Gulf Corp.(1)	253	8,076

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

H.B. Fuller Co.	474	$ 10,215
International Flavors & Fragrances, Inc.	2,300	130,985
Intrepid Potash, Inc.(1)	862	33,273
Minerals Technologies, Inc.	3,400	220,592
Olin Corp.	352	6,551
OM Group, Inc.(1)	2,272	79,952
PPG Industries, Inc.	9,599	848,360
Sensient Technologies Corp.	225	7,511
Sigma-Aldrich Corp.	2,241	143,177
Solutia, Inc.(1)	1,771	41,105
Syngenta AG	460	154,175
TPC Group, Inc.(1)	747	21,700
Umicore SA	4,720	237,770
W.R. Grace & Co.(1)	4,180	159,007
Yara International ASA	3,580	189,797
Zagg, Inc.(1)	1,152	10,403
		4,333,268
COMMERCIAL BANKS — 2.0%
American National Bankshares, Inc.	317	6,901
Associated Banc-Corp.	925	13,385
Banco Bilbao Vizcaya Argentaria SA	36,066	445,236
Banco Santander SA	23,864	294,240
BancorpSouth, Inc.	531	8,464
Barclays plc	60,789	316,081
BNP Paribas	7,742	604,477
BOK Financial Corp.	311	15,970
Boston Private Financial Holdings, Inc.	1,765	12,514
Cathay General Bancorp.	1,695	30,035
Comerica, Inc.	14,533	565,334
Commerce Bancshares, Inc.	10,575	424,692
Commonwealth Bank of Australia	3,650	197,370
Community Bank System, Inc.	250	6,290
Cullen/Frost Bankers, Inc.	145	8,491
CVB Financial Corp.	625	5,225
East West Bancorp., Inc.	291	6,757
Erste Group Bank AG	7,170	378,455
F.N.B. Corp.	1,065	10,682
First Commonwealth Financial Corp.	725	4,749
First Horizon National Corp.(1)	2,511	28,876
First Interstate Bancsystem, Inc.	453	6,471
First Midwest Bancorp., Inc.	753	9,089
First Republic Bank(1)	276	8,073
FirstMerit Corp.	823	14,032
Fulton Financial Corp.	1,875	20,419
Heritage Financial Corp.(1)	761	11,385
HSBC Holdings plc	77,948	859,136
IBERIABANK Corp.	208	11,916
Lakeland Financial Corp.	444	9,954
Lloyds Banking Group plc(1)	125,710	126,622
Marshall & Ilsley Corp.	895	6,954
MB Financial, Inc.	372	7,652

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Nara Bancorp., Inc.(1)	1,355	$ 14,200
National Bankshares, Inc.	227	6,583
Old National Bancorp.	772	8,646
Pacific Continental Corp.	616	6,203
Park Sterling Corp.(1)	1,727	8,618
Pinnacle Financial Partners, Inc.(1)	1,162	18,534
PNC Financial Services Group, Inc.	15,466	954,252
PrivateBancorp, Inc.	1,008	14,435
Sandy Spring Bancorp, Inc.	880	16,799
Standard Chartered plc	5,392	142,615
Sterling Bancshares, Inc.	701	6,344
Sumitomo Mitsui Financial Group, Inc.	9,100	343,176
SunTrust Banks, Inc.	8,979	270,896
Swedbank AB A Shares(1)	19,850	349,450
Synovus Financial Corp.	3,753	9,570
Texas Capital Bancshares, Inc.(1)	597	15,068
Trico Bancshares	535	8,683
Trustmark Corp.	317	7,434
U.S. Bancorp.	38,151	1,057,927
Umpqua Holdings Corp.	671	7,676
UniCredit SpA	104,580	268,859
United Bankshares, Inc.	281	8,048
United Overseas Bank Ltd.	11,700	166,144
Washington Banking Co.	469	6,613
Webster Financial Corp.	886	20,537
Wells Fargo & Co.	89,112	2,874,753
West Coast Bancorp.(1)	3,346	11,276
Whitney Holding Corp.	622	8,820
Wintrust Financial Corp.	308	10,343
		11,118,429
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Aggreko plc	7,370	173,366
Avery Dennison Corp.	6,700	267,464
Brink's Co. (The)	273	8,427
Cintas Corp.	7,896	222,036
Deluxe Corp.	658	16,812
IESI-BFC Ltd.	528	13,137
Metalico, Inc.(1)	1,485	9,445
Pitney Bowes, Inc.	6,559	165,156
Republic Services, Inc.	37,585	1,112,892
Steelcase, Inc., Class A	1,650	16,021
Stericycle, Inc.(1)	3,200	276,544
SYKES Enterprises, Inc.(1)	879	16,349
Team, Inc.(1)	656	17,010
US Ecology, Inc.	799	13,431
Waste Management, Inc.	4,706	174,404
		2,502,494
COMMUNICATIONS EQUIPMENT — 0.7%
Acme Packet, Inc.(1)	1,006	75,691
Bel Fuse, Inc., Class B	398	8,716
Blue Coat Systems, Inc.(1)	796	22,400

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Cisco Systems, Inc.(1)	45,132	$ 837,650
DG FastChannel, Inc.(1)	345	11,423
Emulex Corp.(1)	19,906	218,966
F5 Networks, Inc.(1)	3,620	427,196
Finisar Corp.(1)	1,220	50,044
Harris Corp.	6,368	297,131
Juniper Networks, Inc.(1)	4,878	214,632
Netgear, Inc.(1)	990	32,472
Nokia Oyj	11,520	99,833
Oplink Communications, Inc.(1)	1,531	41,659
Opnext, Inc.(1)	2,772	11,615
Plantronics, Inc.	422	14,724
QUALCOMM, Inc.	12,983	773,527
RADWARE Ltd.(1)	186	7,007
Research In Motion Ltd.(1)	5,076	335,727
Riverbed Technology, Inc.(1)	998	41,207
Sycamore Networks, Inc.	289	6,170
Telefonaktiebolaget LM Ericsson B Shares	13,430	172,816
Tellabs, Inc.	1,837	9,901
		3,710,507
COMPUTERS & PERIPHERALS — 1.0%
Apple, Inc.(1)	7,214	2,548,057
Avid Technology, Inc.(1)	732	16,148
Cray, Inc.(1)	882	6,509
Dell, Inc.(1)	31,872	504,534
Electronics for Imaging, Inc.(1)	745	11,495
EMC Corp.(1)	21,484	584,580
Hewlett-Packard Co.	19,400	846,422
Lexmark International, Inc., Class A(1)	9,109	341,861
NetApp, Inc.(1)	8,278	427,642
SanDisk Corp.(1)	589	29,214
Seagate Technology plc(1)	2,812	35,712
Stratasys, Inc.(1)	371	16,836
Western Digital Corp.(1)	16,433	502,521
		5,871,531
CONSTRUCTION & ENGINEERING — 0.1%
Comfort Systems USA, Inc.	471	6,250
EMCOR Group, Inc.(1)	598	19,052
Foster Wheeler AG(1)	3,400	122,944
Granite Construction, Inc.	1,776	50,616
KBR, Inc.	13,588	445,687
Pike Electric Corp.(1)	1,365	13,268
URS Corp.(1)	249	11,586
		669,403
CONSTRUCTION MATERIALS(2)
Headwaters, Inc.(1)	2,014	10,211
Holcim Ltd.	2,380	174,702
Martin Marietta Materials, Inc.	73	6,487
Texas Industries, Inc.	208	8,482
		199,882

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

CONSUMER FINANCE — 0.2%
American Express Co.	9,878	$ 430,385
Cash America International, Inc.	3,964	169,302
Discover Financial Services	11,000	239,250
EZCORP, Inc., Class A(1)	581	16,663
World Acceptance Corp.(1)	597	35,707
		891,307
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	2,844	102,668
Bemis Co., Inc.	16,024	526,388
Crown Holdings, Inc.(1)	6,381	245,541
Graphic Packaging Holding Co.(1)	6,668	34,674
Silgan Holdings, Inc.	335	12,221
Sonoco Products Co.	426	15,370
		936,862
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	231	7,842
Genuine Parts Co.	1,908	100,533
Li & Fung Ltd.	58,000	353,005
		461,380
DIVERSIFIED — 0.1%
iShares Russell 1000 Growth Index Fund	750	45,495
iShares Russell 2000 Index Fund	520	42,781
iShares Russell Midcap Value Index Fund	14,335	683,206
		771,482
DIVERSIFIED CONSUMER SERVICES — 0.1%
Career Education Corp.(1)	854	20,590
ITT Educational Services, Inc.(1)	6,249	473,987
Regis Corp.	344	6,030
Sotheby's	1,215	59,802
		560,409
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Bank of America Corp.	147,624	2,109,547
Citigroup, Inc.(1)	302,020	1,413,454
Compass Diversified Holdings	694	11,250
Encore Capital Group, Inc.(1)	363	9,884
JPMorgan Chase & Co.	66,851	3,121,273
McGraw-Hill Cos., Inc. (The)	10,221	395,348
ORIX Corp.	4,050	452,998
		7,513,754
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	109,997	3,121,715
Atlantic Tele-Network, Inc.	324	12,633
CenturyLink, Inc.	5,300	218,254
Consolidated Communications Holdings, Inc.	6,802	124,409
General Communication, Inc., Class A(1)	1,521	18,389
Qwest Communications International, Inc.	83,323	568,263
Telenet Group Holding NV(1)	2,120	95,078
Telenor ASA	21,860	362,434
TELUS Corp.	5,547	274,909
Verizon Communications, Inc.	54,738	2,020,927

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Vonage Holdings Corp.(1)	4,158	$ 18,378
Windstream Corp.	7,659	96,044
		6,931,433
ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	19,173	686,010
Central Vermont Public Service Corp.	491	10,439
Entergy Corp.	5,337	379,994
Exelon Corp.	10,711	447,291
Fortum Oyj	10,430	323,120
Great Plains Energy, Inc.	3,113	59,770
IDACORP, Inc.	2,135	80,575
Northeast Utilities	9,534	324,537
NV Energy, Inc.	33,743	495,685
Portland General Electric Co.	9,879	231,366
PPL Corp.	13,900	353,477
Unitil Corp.	385	8,782
Westar Energy, Inc.	19,243	500,318
		3,901,364
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	113	6,387
Belden, Inc.	236	8,645
Brady Corp., Class A	738	26,376
Cooper Industries plc	3,100	199,485
Emerson Electric Co.	3,789	226,052
Encore Wire Corp.	777	18,228
Hubbell, Inc., Class B	6,352	428,824
LSI Industries, Inc.	1,034	8,003
Regal-Beloit Corp.	109	7,952
Rockwell Automation, Inc.	8,681	761,584
Satcon Technology Corp.(1)	3,560	12,958
Schneider Electric SA	2,360	390,476
Thomas & Betts Corp.(1)	10,636	589,128
Valence Technology, Inc.(1)	5,044	7,616
		2,691,714
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Benchmark Electronics, Inc.(1)	608	11,467
Cognex Corp.	1,454	40,581
Daktronics, Inc.	1,912	21,892
DDi Corp.	1,762	18,272
Electro Scientific Industries, Inc.(1)	852	12,985
Jabil Circuit, Inc.	18,125	388,419
KEMET Corp.(1)	2,716	37,752
LeCroy Corp.(1)	806	11,316
Littelfuse, Inc.	971	51,298
Measurement Specialties, Inc.(1)	294	9,096
Methode Electronics, Inc.	625	7,313
Molex, Inc., Class A	7,953	183,078
MTS Systems Corp.	395	18,292
Murata Manufacturing Co. Ltd.	5,000	371,615
Nippon Electric Glass Co. Ltd.	4,000	66,597
Park Electrochemical Corp.	356	11,321

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

PC Connection, Inc.(1)	512	$ 4,352
Plexus Corp.(1)	811	25,490
Rogers Corp.(1)	235	11,083
Tech Data Corp.(1)	163	8,082
Trimble Navigation Ltd.(1)	4,300	211,345
Tyco Electronics Ltd.	9,569	344,867
Vishay Intertechnology, Inc.(1)	21,365	372,819
		2,239,332
ENERGY EQUIPMENT & SERVICES — 1.0%
Atwood Oceanics, Inc.(1)	3,200	145,664
Baker Hughes, Inc.	2,100	149,205
Basic Energy Services, Inc.(1)	1,009	19,353
Bristow Group, Inc.(1)	209	10,015
Bronco Drilling Co., Inc.(1)	2,127	19,037
Cal Dive International, Inc.(1)	1,671	11,496
Complete Production Services, Inc.(1)	4,764	137,251
Core Laboratories NV	3,464	358,004
Dawson Geophysical Co.(1)	303	15,126
Dril-Quip, Inc.(1)	1,950	149,565
FMC Technologies, Inc.(1)	3,091	290,709
Global Industries Ltd.(1)	808	7,256
Halliburton Co.	2,432	114,158
Helix Energy Solutions Group, Inc.(1)	803	12,366
Key Energy Services, Inc.(1)	858	13,299
McDermott International, Inc.(1)	8,400	192,780
National Oilwell Varco, Inc.	8,300	660,431
North American Energy Partners, Inc.(1)	1,557	20,537
OYO Geospace Corp.(1)	168	17,082
Petroleum Geo-Services ASA(1)	6,380	105,209
Pioneer Drilling Co.(1)	3,587	40,605
Saipem SpA	11,698	590,821
Schlumberger Ltd.	11,143	1,040,979
SEACOR Holdings, Inc.	2,519	238,726
Seadrill Ltd.	7,770	296,082
Technip SA	3,690	364,283
Tetra Technologies, Inc.(1)	1,516	20,936
Transocean Ltd.(1)	4,700	397,761
Unit Corp.(1)	177	10,531
		5,449,267
FOOD & STAPLES RETAILING — 1.1%
Costco Wholesale Corp.	5,725	428,173
CVS Caremark Corp.	30,860	1,020,232
Jeronimo Martins SGPS SA	12,370	198,353
Kroger Co. (The)	26,600	609,140
Metro AG	3,890	284,504
PriceSmart, Inc.	901	32,067
Ruddick Corp.	131	4,808
SYSCO Corp.	24,679	685,829
Tesco plc	23,637	155,316
Village Super Market, Inc., Class A	218	6,549
Walgreen Co.	17,466	756,976

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Wal-Mart Stores, Inc.	19,981	$ 1,038,612
Weis Markets, Inc.	493	19,557
Wesfarmers Ltd.	5,037	169,905
Whole Foods Market, Inc.	11,853	694,112
		6,104,133
FOOD PRODUCTS — 1.1%
ConAgra Foods, Inc.	29,218	676,689
Corn Products International, Inc.	5,740	280,227
Danone SA	5,532	346,807
Dole Food Co., Inc.(1)	434	6,402
Farmer Bros. Co.	453	5,948
General Mills, Inc.	16,087	597,471
H.J. Heinz Co.	10,909	547,850
Hershey Co. (The)	12,251	640,972
Hormel Foods Corp.	787	21,564
Kellogg Co.	15,721	842,017
Kraft Foods, Inc., Class A	25,500	811,920
Mead Johnson Nutrition Co.	5,404	323,429
Ralcorp Holdings, Inc.(1)	257	16,666
Sara Lee Corp.	14,254	244,029
Seneca Foods Corp., Class A(1)	283	7,961
TreeHouse Foods, Inc.(1)	247	12,886
Tyson Foods, Inc., Class A	22,390	417,126
Unilever NV CVA	8,050	242,778
Unilever NV New York Shares	5,100	154,224
		6,196,966
GAS UTILITIES — 0.1%
AGL Resources, Inc.	7,074	268,882
Atmos Energy Corp.	212	7,170
Chesapeake Utilities Corp.	264	10,782
WGL Holdings, Inc.	280	10,640
		297,474
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Abaxis, Inc.(1)	158	4,190
Align Technology, Inc.(1)	438	9,132
American Medical Systems Holdings, Inc.(1)	511	11,196
Arthrocare Corp.(1)	189	6,519
Boston Scientific Corp.(1)	21,918	156,933
C.R. Bard, Inc.	2,800	273,728
CareFusion Corp.(1)	12,659	345,844
Cie Generale d'Optique Essilor International SA	2,730	194,956
Cooper Cos., Inc. (The)	1,236	76,410
Covidien plc	9,883	508,480
Cutera, Inc.(1)	849	8,201
Cyberonics, Inc.(1)	195	6,441
DENTSPLY International, Inc.	1,721	64,314
DexCom, Inc.(1)	422	6,174
Edwards Lifesciences Corp.(1)	1,295	110,127
Gen-Probe, Inc.(1)	1,217	76,525
Haemonetics Corp.(1)	176	10,850
HeartWare International, Inc.(1)	66	5,549

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

ICU Medical, Inc.(1)	213	$ 8,944
Immucor, Inc.(1)	499	9,716
Insulet Corp.(1)	298	5,275
Integra LifeSciences Holdings Corp.(1)	152	7,623
Intuitive Surgical, Inc.(1)	371	121,669
Masimo Corp.	357	10,760
Medtronic, Inc.	17,208	686,943
Meridian Bioscience, Inc.	313	6,751
Mettler-Toledo International, Inc.(1)	400	68,548
Neogen Corp.(1)	161	6,020
NuVasive, Inc.(1)	277	7,404
Sirona Dental Systems, Inc.(1)	234	11,808
Sonova Holding AG	910	121,059
STERIS Corp.	393	13,303
Symmetry Medical, Inc.(1)	5,174	46,773
Utah Medical Products, Inc.	307	8,464
Varian Medical Systems, Inc.(1)	4,000	277,120
Volcano Corp.(1)	346	9,079
West Pharmaceutical Services, Inc.	234	9,620
Young Innovations, Inc.	1,163	36,832
Zimmer Holdings, Inc.(1)	12,621	786,793
Zoll Medical Corp.(1)	157	7,266
		4,143,339
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Aetna, Inc.	8,600	321,296
Alliance HealthCare Services, Inc.(1)	2,483	10,280
Almost Family, Inc.(1)	115	4,485
Amedisys, Inc.(1)	196	7,040
AMERIGROUP Corp.(1)	156	8,947
Amsurg Corp.(1)	513	12,122
Assisted Living Concepts, Inc., Class A(1)	213	7,657
Bio-Reference Labs, Inc.(1)	167	3,494
Cardinal Health, Inc.	9,703	404,033
Catalyst Health Solutions, Inc.(1)	259	11,709
Chemed Corp.	293	19,174
Community Health Systems, Inc.(1)	163	6,662
Express Scripts, Inc.(1)	12,870	723,551
Fresenius Medical Care AG & Co. KGaA	5,387	356,636
Health Management Associates, Inc., Class A(1)	685	6,850
Health Net, Inc.(1)	4,137	121,711
HealthSouth Corp.(1)	639	15,470
Healthspring, Inc.(1)	274	10,313
HMS Holdings Corp.(1)	190	14,356
Humana, Inc.(1)	6,610	429,716
Kindred Healthcare, Inc.(1)	273	6,803
Landauer, Inc.	66	4,151
LifePoint Hospitals, Inc.(1)	14,516	565,834
Lincare Holdings, Inc.	202	5,927
Magellan Health Services, Inc.(1)	2,120	101,718
Medco Health Solutions, Inc.(1)	6,481	399,489
MWI Veterinary Supply, Inc.(1)	87	6,022

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

National Healthcare Corp.	507	$ 24,133
Owens & Minor, Inc.	966	30,139
Patterson Cos., Inc.	13,864	462,780
PSS World Medical, Inc.(1)	385	10,018
Quest Diagnostics, Inc.	3,900	221,325
Select Medical Holdings Corp.(1)	10,726	83,663
Sun Healthcare Group, Inc.(1)	317	4,660
U.S. Physical Therapy, Inc.(1)	483	9,549
UnitedHealth Group, Inc.	12,331	525,054
WellPoint, Inc.(1)	6,300	418,761
		5,375,528
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	227	10,292
MedAssets, Inc.(1)	311	4,407
Quality Systems, Inc.	128	10,227
SXC Health Solutions Corp.(1)	8,500	419,475
		444,401
HOTELS, RESTAURANTS & LEISURE — 0.8%
Accor SA	7,954	374,011
Bally Technologies, Inc.(1)	428	16,534
Bob Evans Farms, Inc.	236	7,396
Brinker International, Inc.	619	14,633
Buffalo Wild Wings, Inc.(1)	156	8,266
Carnival plc	7,609	340,658
CEC Entertainment, Inc.(1)	12,920	499,875
Chipotle Mexican Grill, Inc.(1)	1,247	305,515
Compass Group plc	7,453	67,062
DineEquity, Inc.(1)	61	3,490
Domino's Pizza, Inc.(1)	387	6,529
Genting Singapore plc(1)	22,000	33,040
Hyatt Hotels Corp., Class A(1)	1,717	78,553
International Speedway Corp., Class A	5,753	159,473
Jack in the Box, Inc.(1)	480	10,560
Las Vegas Sands Corp.(1)	7,706	359,408
McDonald's Corp.	5,639	426,760
MGM Resorts International(1)	5,097	71,052
Orient-Express Hotels Ltd., Class A(1)	509	6,424
Panera Bread Co., Class A(1)	1,500	175,125
Pinnacle Entertainment, Inc.(1)	816	10,714
Red Robin Gourmet Burgers, Inc.(1)	475	11,333
Royal Caribbean Cruises Ltd.(1)	9,500	416,005
Ruby Tuesday, Inc.(1)	403	5,384
Speedway Motorsports, Inc.	7,133	104,284
Starbucks Corp.	6,326	208,631
Starwood Hotels & Resorts Worldwide, Inc.	10,879	664,707
Vail Resorts, Inc.(1)	264	12,883
Whitbread plc	4,540	131,520
Wyndham Worldwide Corp.	2,100	65,688
Wynn Resorts Ltd.	500	61,465
		4,656,978

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

HOUSEHOLD DURABLES — 0.1%
CSS Industries, Inc.	385	$ 6,738
Deer Consumer Products, Inc.(1)	748	8,243
Ethan Allen Interiors, Inc.	302	6,659
Furniture Brands International, Inc.(1)	2,451	10,735
Helen of Troy Ltd.(1)	176	4,916
Lennar Corp., Class A	1,200	24,192
M.D.C. Holdings, Inc.	281	7,376
Stanley Black & Decker, Inc.	2,533	192,077
Tempur-Pedic International, Inc.(1)	1,645	77,216
Toll Brothers, Inc.(1)	2,132	45,326
Whirlpool Corp.	5,235	431,888
		815,366
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	2,700	203,688
Clorox Co.	8,493	575,486
Colgate-Palmolive Co.	476	37,376
Energizer Holdings, Inc.(1)	5,893	393,829
Kimberly-Clark Corp.	12,679	835,546
Procter & Gamble Co. (The)	41,501	2,616,638
Reckitt Benckiser Group plc	7,747	399,227
Unicharm Corp.	4,400	169,696
		5,231,486
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc.(1)	20,772	415,232
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	7,088	653,726
General Electric Co.	161,870	3,386,320
Koninklijke Philips Electronics NV	10,955	357,677
Raven Industries, Inc.	770	41,780
Seaboard Corp.	3	6,961
Siemens AG	3,770	507,703
Textron, Inc.	12,999	352,143
Tredegar Corp.	299	5,837
Tyco International Ltd.	14,559	660,105
		5,972,252
INSURANCE — 2.2%
ACE Ltd.	10,932	691,449
Admiral Group plc	9,597	263,507
Aflac, Inc.	4,106	241,679
Allianz SE	2,170	312,625
Allied World Assurance Co. Holdings Ltd.	4,938	304,724
Allstate Corp. (The)	34,783	1,105,404
Alterra Capital Holdings Ltd.	776	16,785
American Equity Investment Life Holding Co.	449	5,927
American Financial Group, Inc.	10,380	359,459
Amtrust Financial Services, Inc.	733	14,096
Aon Corp.	10,036	528,295
Aspen Insurance Holdings Ltd.	546	16,134
Baldwin & Lyons, Inc., Class B	381	9,293
Berkshire Hathaway, Inc., Class B(1)	8,677	757,328

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Chubb Corp. (The)	20,192	$ 1,225,251
Hanover Insurance Group, Inc. (The)	237	11,013
HCC Insurance Holdings, Inc.	16,136	502,475
Hiscox Ltd.	28,530	177,635
Horace Mann Educators Corp.	153	2,593
Loews Corp.	24,865	1,075,411
Marsh & McLennan Cos., Inc.	14,690	447,164
Mercer Insurance Group, Inc.	595	16,719
Platinum Underwriters Holdings Ltd.	267	11,134
Principal Financial Group, Inc.	23,564	807,303
ProAssurance Corp.(1)	206	13,046
Prudential Financial, Inc.	8,958	589,705
Safety Insurance Group, Inc.	225	10,827
Symetra Financial Corp.	13,433	192,092
Torchmark Corp.	5,000	326,250
Transatlantic Holdings, Inc.	8,595	437,743
Travelers Cos., Inc. (The)	24,989	1,497,591
United Fire & Casualty Co.	278	5,752
Unum Group	8,180	217,015
Validus Holdings Ltd.	206	6,376
Willis Group Holdings plc	486	18,900
		12,218,700
INTERNET & CATALOG RETAIL — 0.3%
Expedia, Inc.	1,137	22,581
Netflix, Inc.(1)	3,766	778,319
priceline.com, Inc.(1)	1,044	473,851
Rakuten, Inc.	490	435,462
Shutterfly, Inc.(1)	282	12,042
		1,722,255
INTERNET SOFTWARE & SERVICES — 0.5%
Akamai Technologies, Inc.(1)	2,400	90,072
Ancestry.com, Inc.(1)	864	28,391
AOL, Inc.(1)	5,839	121,860
Dice Holdings, Inc.(1)	2,574	35,341
EarthLink, Inc.	6,293	51,791
Google, Inc., Class A(1)	2,224	1,364,202
Internap Network Services Corp.(1)	2,189	14,885
Keynote Systems, Inc.	854	15,022
KIT Digital, Inc.(1)	504	6,557
Limelight Networks, Inc.(1)	1,270	8,827
MercadoLibre, Inc.(1)	1,883	123,864
Monster Worldwide, Inc.(1)	3,000	51,450
Rackspace Hosting, Inc.(1)	681	25,136
RealNetworks, Inc.(1)	1,685	6,487
Travelzoo, Inc.(1)	461	18,186
ValueClick, Inc.(1)	997	14,885
VeriSign, Inc.	8,400	296,436
Vocus, Inc.(1)	1,328	32,270
WebMD Health Corp.(1)	3,200	185,600
Yahoo Japan Corp.	512	192,458

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Zix Corp.(1)	4,937	$ 18,218
		2,701,938
IT SERVICES — 0.9%
Accenture plc, Class A	21,383	1,100,797
Automatic Data Processing, Inc.	7,942	397,100
Booz Allen Hamilton Holding Corp.(1)	8,389	155,113
Cass Information Systems, Inc.	109	4,256
Cognizant Technology Solutions Corp., Class A(1)	5,100	392,037
Computer Sciences Corp.	4,226	203,397
DST Systems, Inc.	468	23,868
Euronet Worldwide, Inc.(1)	390	7,047
Fiserv, Inc.(1)	3,000	189,810
International Business Machines Corp.	13,777	2,230,221
InterXion Holding NV(1)	2,325	34,084
MasterCard, Inc., Class A	853	205,198
MAXIMUS, Inc.	68	5,032
NeuStar, Inc., Class A(1)	327	8,257
TeleTech Holdings, Inc.(1)	405	9,226
Total System Services, Inc.	1,453	25,791
Visa, Inc., Class A	696	50,843
		5,042,077
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	586	7,448
Mattel, Inc.	5,058	126,753
Polaris Industries, Inc.	5,088	383,890
		518,091
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.(1)	3,000	126,240
Bruker Corp.(1)	4,515	86,643
Dionex Corp.(1)	110	12,960
Illumina, Inc.(1)	4,700	326,180
Luminex Corp.(1)	264	4,968
PAREXEL International Corp.(1)	397	9,318
Pharmaceutical Product Development, Inc.	317	8,708
Sequenom, Inc.(1)	613	3,764
Thermo Fisher Scientific, Inc.(1)	2,001	111,696
Waters Corp.(1)	2,400	199,320
		889,797
MACHINERY — 1.5%
3D Systems Corp.(1)	580	28,391
Actuant Corp., Class A	208	5,886
AGCO Corp.(1)	6,100	334,158
Alfa Laval AB	16,850	343,992
Altra Holdings, Inc.(1)	4,385	94,848
ArvinMeritor, Inc.(1)	6,300	112,896
Atlas Copco AB A Shares	12,970	325,806
Barnes Group, Inc.	381	8,108
Blount International, Inc.(1)	638	9,698
Briggs & Stratton Corp.	378	7,609
Cascade Corp.	478	23,355
Caterpillar, Inc.	8,448	869,553

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

CIRCOR International, Inc.	200	$ 7,930
CNH Global NV(1)	5,120	248,064
Colfax Corp.(1)	334	7,408
Commercial Vehicle Group, Inc.(1)	1,023	16,122
Cummins, Inc.	3,900	394,368
Deere & Co.	4,815	434,072
Douglas Dynamics, Inc.	244	3,904
Dover Corp.	3,700	237,725
Dynamic Materials Corp.	380	10,043
Eaton Corp.	4,708	521,552
EnPro Industries, Inc.(1)	747	29,641
FANUC CORP.	1,400	217,004
FreightCar America, Inc.(1)	163	4,584
Graham Corp.	468	9,936
Harsco Corp.	6,419	219,337
Illinois Tool Works, Inc.	6,530	353,273
Ingersoll-Rand plc	10,100	457,530
Joy Global, Inc.	3,660	356,411
Kaydon Corp.	12,104	474,961
Komatsu Ltd.	15,300	466,640
Lincoln Electric Holdings, Inc.	97	6,924
Lindsay Corp.	876	61,854
Middleby Corp.(1)	334	29,950
Mueller Industries, Inc.	582	19,776
Mueller Water Products, Inc., Class A	3,207	13,020
NACCO Industries, Inc., Class A	190	23,665
NN, Inc.(1)	1,360	16,660
Oshkosh Corp.(1)	236	8,418
Parker-Hannifin Corp.	4,550	405,769
Robbins & Myers, Inc.	1,188	50,644
Sandvik AB	6,880	131,982
Sauer-Danfoss, Inc.(1)	1,413	43,139
Terex Corp.(1)	3,000	101,250
Timken Co.	4,652	226,645
Titan International, Inc.	2,726	65,479
Twin Disc, Inc.	318	10,290
Volvo AB B Shares(1)	26,670	461,512
Wabash National Corp.(1)	3,974	41,409
WABCO Holdings, Inc.(1)	3,090	180,549
		8,533,740
MARINE(2)
Alexander & Baldwin, Inc.	205	8,598
Diana Containerships, Inc.(1)	59	708
Diana Shipping, Inc.(1)	1,864	23,225
Genco Shipping & Trading Ltd.(1)	728	8,838
Kuehne + Nagel International AG	1,410	189,548
		230,917
MEDIA — 1.2%
Belo Corp., Class A(1)	1,741	13,876
CBS Corp., Class B	31,000	739,660
Comcast Corp., Class A	68,313	1,759,743

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

DirecTV, Class A(1)	6,211	$ 285,520
E.W. Scripps Co. (The), Class A(1)	2,197	21,025
Entercom Communications Corp., Class A(1)	853	11,157
Entravision Communications Corp., Class A(1)	4,481	10,530
Gannett Co., Inc.	938	15,486
Harte-Hanks, Inc.	478	6,066
Imax Corp.(1)	6,000	159,060
JC Decaux SA(1)	6,970	225,019
Journal Communications, Inc., Class A(1)	1,594	9,787
Kabel Deutschland Holding AG(1)	2,530	137,835
Knology, Inc.(1)	488	6,793
LIN TV Corp., Class A(1)	2,709	16,552
Modern Times Group AB B Shares	2,150	143,795
Publicis Groupe SA	5,806	331,176
Scripps Networks Interactive, Inc., Class A	4,054	210,565
Time Warner Cable, Inc.	4,200	303,156
Time Warner, Inc.	34,942	1,334,784
Viacom, Inc., Class B	12,300	549,318
Walt Disney Co. (The)	8,305	363,261
		6,654,164
METALS & MINING — 0.9%
Allied Nevada Gold Corp.(1)	508	15,413
Antofagasta plc	13,020	297,805
BHP Billiton Ltd.	12,770	599,512
Brush Engineered Materials, Inc.(1)	837	36,635
Century Aluminum Co.(1)	475	8,051
Cliffs Natural Resources, Inc.	6,647	645,224
Coeur d'Alene Mines Corp.(1)	562	17,709
Commercial Metals Co.	608	10,135
Freeport-McMoRan Copper & Gold, Inc.	17,386	920,589
Globe Specialty Metals, Inc.	1,671	38,918
Haynes International, Inc.	126	6,532
Hecla Mining Co.(1)	1,465	14,870
Kaiser Aluminum Corp.	107	5,407
Mesabi Royalty Trust	665	24,918
Newmont Mining Corp.	16,142	892,168
Nucor Corp.	7,300	350,108
Rio Tinto plc	5,430	380,412
Royal Gold, Inc.	118	5,855
RTI International Metals, Inc.(1)	176	5,016
Schnitzer Steel Industries, Inc., Class A	91	5,842
Thompson Creek Metals Co., Inc.(1)	958	12,626
ThyssenKrupp AG	4,700	195,416
Walter Energy, Inc.	2,641	319,587
Worthington Industries, Inc.	326	6,311
Xstrata plc	25,570	584,029
		5,399,088
MULTILINE RETAIL — 0.4%
Big Lots, Inc.(1)	520	21,336
Dillard's, Inc., Class A	159	6,732
Dollar Tree, Inc.(1)	5,100	256,632

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Fred's, Inc., Class A	902	$ 12,430
Kohl's Corp.(1)	10,650	573,928
Macy's, Inc.	16,500	394,350
Target Corp.	21,315	1,120,103
		2,385,511
MULTI-UTILITIES — 0.4%
Avista Corp.	381	8,504
Black Hills Corp.	292	9,000
Consolidated Edison, Inc.	2,379	118,902
Integrys Energy Group, Inc.	8,962	438,869
MDU Resources Group, Inc.	1,172	25,163
NorthWestern Corp.	229	6,804
PG&E Corp.	26,085	1,201,475
Vectren Corp.	257	6,764
Wisconsin Energy Corp.	1,977	117,038
Xcel Energy, Inc.	13,696	327,882
		2,260,401
OFFICE ELECTRONICS(2)
Canon, Inc.	5,800	279,347
OIL, GAS & CONSUMABLE FUELS — 3.7%
Apache Corp.	5,400	672,948
Berry Petroleum Co., Class A	353	18,353
BG Group plc	31,170	758,299
Bill Barrett Corp.(1)	406	15,785
BP Prudhoe Bay Royalty Trust	72	8,215
Brigham Exploration Co.(1)	4,700	171,926
Canadian Natural Resources Ltd.	7,352	369,806
Chevron Corp.	36,659	3,803,371
Cimarex Energy Co.	1,550	180,002
Concho Resources, Inc.(1)	3,800	404,776
ConocoPhillips	29,865	2,325,588
Crosstex Energy LP	1,505	25,585
Devon Energy Corp.	2,767	253,015
DHT Holdings, Inc.	1,545	7,184
EQT Corp.	10,763	530,616
Exxon Mobil Corp.	53,317	4,560,203
Forest Oil Corp.(1)	829	29,421
Frontier Oil Corp.(1)	499	13,922
Goodrich Petroleum Corp.(1)	1,522	30,958
Gulfport Energy Corp.(1)	785	23,228
Hugoton Royalty Trust	161	3,526
Imperial Oil Ltd.	18,189	947,127
Kinder Morgan, Inc.(1)	2,651	80,856
Murphy Oil Corp.	13,398	985,155
Noble Energy, Inc.	1,256	116,381
Nordic American Tanker Shipping	1,060	25,959
Occidental Petroleum Corp.	13,851	1,412,386
Overseas Shipholding Group, Inc.	1,203	40,613
Patriot Coal Corp.(1)	604	14,254
Penn Virginia Corp.	1,193	19,410
Petroleum Development Corp.(1)	256	12,014

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Pioneer Natural Resources Co.	1,900	$ 194,446
Rosetta Resources, Inc.(1)	97	4,400
Royal Dutch Shell plc, Class A	17,713	637,108
SandRidge Energy, Inc.(1)	619	6,691
Southwestern Energy Co.(1)	8,903	351,490
Spectra Energy Partners LP	5,889	193,571
Statoil ASA	10,890	287,019
Stone Energy Corp.(1)	858	25,980
Sunoco, Inc.	2,968	124,241
Swift Energy Co.(1)	566	24,310
Tesoro Corp.(1)	455	10,820
Tullow Oil plc	7,780	181,619
Valero Energy Corp.	11,900	335,342
W&T Offshore, Inc.	1,187	30,304
Western Refining, Inc.(1)	3,122	50,795
Whiting Petroleum Corp.(1)	3,600	235,224
Williams Cos., Inc. (The)	2,829	85,888
Williams Partners LP	3,428	177,776
		20,817,906
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	1,577	41,317
Domtar Corp.	3,909	341,647
International Paper Co.	9,900	275,022
KapStone Paper and Packaging Corp.(1)	2,557	43,852
MeadWestvaco Corp.	7,157	210,058
P.H. Glatfelter Co.	499	6,143
		918,039
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,089	574,862
Nu Skin Enterprises, Inc., Class A	265	8,459
Prestige Brands Holdings, Inc.(1)	707	7,791
		591,112
PHARMACEUTICALS — 2.0%
Abbott Laboratories	27,479	1,321,740
Allergan, Inc.	3,800	281,846
Auxilium Pharmaceuticals, Inc.(1)	291	6,539
Bristol-Myers Squibb Co.	6,433	166,036
Eli Lilly & Co.	15,182	524,690
Forest Laboratories, Inc.(1)	10,907	353,387
Impax Laboratories, Inc.(1)	917	18,881
Johnson & Johnson	47,803	2,937,016
Medicis Pharmaceutical Corp., Class A	417	13,381
Merck & Co., Inc.	48,343	1,574,531
Nektar Therapeutics(1)	699	6,703
Novartis AG	9,630	540,010
Novo Nordisk A/S B Shares	5,452	686,671
Perrigo Co.	290	22,165
Pfizer, Inc.	119,224	2,293,870
Questcor Pharmaceuticals, Inc.(1)	385	4,990
Roche Holding AG	2,062	310,931
Salix Pharmaceuticals Ltd.(1)	384	12,803

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Shire plc	5,000	$ 141,513
Teva Pharmaceutical Industries Ltd. ADR	4,910	245,991
ViroPharma, Inc.(1)	461	8,266
VIVUS, Inc.(1)	541	4,117
		11,476,077
PROFESSIONAL SERVICES — 0.2%
Adecco SA	2,500	168,308
Capita Group plc (The)	20,897	246,461
CDI Corp.	570	8,482
Heidrick & Struggles International, Inc.	525	14,296
Kelly Services, Inc., Class A(1)	2,381	50,049
Kforce, Inc.(1)	546	9,751
Korn/Ferry International(1)	500	11,430
Manpower, Inc.	1,900	120,650
Mistras Group, Inc.(1)	707	10,669
Resources Connection, Inc.	501	9,664
SGS SA	160	278,463
		928,223
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	4,339	347,988
AMB Property Corp.	8,032	292,204
American Campus Communities, Inc.	312	10,427
American Capital Agency Corp.	217	6,391
Annaly Capital Management, Inc.	15,359	275,387
Apartment Investment & Management Co., Class A	6,500	166,725
Ashford Hospitality Trust, Inc.(1)	3,071	31,662
Associated Estates Realty Corp.	955	15,519
AvalonBay Communities, Inc.	2,506	303,301
Boston Properties, Inc.	6,133	588,277
Camden Property Trust	2,697	159,582
Capstead Mortgage Corp.	9,537	125,316
CBL & Associates Properties, Inc.	557	9,942
Chimera Investment Corp.	4,906	21,145
Colonial Properties Trust	3,300	65,043
CommonWealth REIT	227	6,517
DCT Industrial Trust, Inc.	13,537	76,078
Developers Diversified Realty Corp.	3,760	53,768
Digital Realty Trust, Inc.	5,337	313,922
Douglas Emmett, Inc.	9,000	168,750
Duke Realty Corp.	824	11,594
DuPont Fabros Technology, Inc.	2,467	60,244
Equity One, Inc.	3,659	70,033
Equity Residential	8,300	457,413
Essex Property Trust, Inc.	1,402	173,540
Extra Space Storage, Inc.	7,508	148,283
Federal Realty Investment Trust	686	57,747
First Industrial Realty Trust, Inc.(1)	5,955	66,756
First Potomac Realty Trust	654	10,549
General Growth Properties, Inc.(1)	5,296	84,312
Getty Realty Corp.	348	10,238
Glimcher Realty Trust	7,048	64,842

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Government Properties Income Trust	19,847	$ 539,243
Hatteras Financial Corp.	230	6,803
HCP, Inc.	18,385	698,630
Health Care REIT, Inc.	2,700	140,994
Healthcare Realty Trust, Inc.	281	6,547
Hersha Hospitality Trust	13,094	86,028
Highwoods Properties, Inc.	363	12,317
Host Hotels & Resorts, Inc.	25,650	471,960
Inland Real Estate Corp.	589	5,548
Kilroy Realty Corp.	4,937	191,309
Kimco Realty Corp.	9,250	179,265
LaSalle Hotel Properties	5,600	157,976
Lexington Realty Trust	2,317	21,942
Macerich Co. (The)	6,464	327,337
Mack-Cali Realty Corp.	194	6,584
Medical Properties Trust, Inc.	471	5,525
MFA Financial, Inc.	1,998	16,923
National Health Investors, Inc.	2,121	100,790
National Retail Properties, Inc.	553	14,207
Nationwide Health Properties, Inc.	3,078	131,554
Omega Healthcare Investors, Inc.	372	8,917
Piedmont Office Realty Trust, Inc., Class A	26,006	520,120
Post Properties, Inc.	3,935	153,465
ProLogis	28,748	467,442
PS Business Parks, Inc.	163	10,276
Public Storage	7,100	796,975
Rayonier, Inc.	5,365	329,035
Sabra Health Care REIT, Inc.	345	6,355
Saul Centers, Inc.	111	5,106
Simon Property Group, Inc.	11,517	1,267,331
SL Green Realty Corp.	4,498	340,634
Strategic Hotels & Resorts, Inc.(1)	10,924	71,006
Taubman Centers, Inc.	3,976	220,588
UDR, Inc.	7,326	178,168
Urstadt Biddle Properties, Inc., Class A	334	6,476
Ventas, Inc.	4,420	244,956
Vornado Realty Trust	7,018	654,990
Washington Real Estate Investment Trust	218	6,810
Weyerhaeuser Co.	14,186	346,280
Winthrop Realty Trust	533	6,503
		13,016,410
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Brookfield Asset Management, Inc., Class A	4,200	142,380
CB Richard Ellis Group, Inc., Class A(1)	24,046	602,112
Forest City Enterprises, Inc., Class A(1)	10,139	191,627
Jones Lang LaSalle, Inc.	3,511	345,553
Sumitomo Realty & Development Co. Ltd.	11,000	294,346
		1,576,018
ROAD & RAIL — 0.2%
Arkansas Best Corp.	284	6,736
Canadian National Railway Co.	2,840	207,720

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

CSX Corp.	6,113	$ 456,397
Kansas City Southern(1)	5,300	285,352
Norfolk Southern Corp.	1,698	111,355
Old Dominion Freight Line, Inc.(1)	204	6,279
Union Pacific Corp.	1,836	175,173
Werner Enterprises, Inc.	486	11,445
		1,260,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Altera Corp.	4,100	171,626
Amtech Systems, Inc.(1)	730	16,768
Applied Materials, Inc.	40,991	673,482
ARM Holdings plc	83,240	834,919
ASML Holding NV	6,290	273,026
Atmel Corp.(1)	15,700	230,476
Broadcom Corp., Class A	4,792	197,526
Cavium Networks, Inc.(1)	6,073	262,232
Cirrus Logic, Inc.(1)	882	20,595
Cymer, Inc.(1)	157	7,944
Cypress Semiconductor Corp.(1)	6,400	134,144
Entegris, Inc.(1)	2,770	24,154
Entropic Communications, Inc.(1)	10,700	99,082
Formfactor, Inc.(1)	638	6,272
GSI Technology, Inc.(1)	1,134	10,671
GT Solar International, Inc.(1)	2,416	25,827
Integrated Device Technology, Inc.(1)	1,673	12,966
Intel Corp.	82,122	1,763,159
Intersil Corp., Class A	1,150	14,708
Linear Technology Corp.	5,415	187,142
LSI Corp.(1)	7,795	49,031
Marvell Technology Group Ltd.(1)	18,496	338,107
Micron Technology, Inc.(1)	25,008	278,339
MIPS Technologies, Inc.(1)	1,954	23,780
MKS Instruments, Inc.	183	5,494
National Semiconductor Corp.	839	13,004
Novellus Systems, Inc.(1)	329	13,147
Photronics, Inc.(1)	3,420	30,575
RF Micro Devices, Inc.(1)	10,411	78,082
Sigma Designs, Inc.(1)	1,013	13,858
Silicon Image, Inc.(1)	1,822	14,649
Skyworks Solutions, Inc.(1)	11,339	407,524
Standard Microsystems Corp.(1)	650	17,245
Teradyne, Inc.(1)	20,092	374,314
Texas Instruments, Inc.	8,027	285,841
TriQuint Semiconductor, Inc.(1)	9,000	128,250
Ultratech, Inc.(1)	1,223	30,233
Varian Semiconductor Equipment Associates, Inc.(1)	134	6,393
Veeco Instruments, Inc.(1)	1,548	73,654
Verigy Ltd.(1)	756	9,805
Zoran Corp.(1)	774	8,677
		7,166,721

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

SOFTWARE — 1.3%
ACI Worldwide, Inc.(1)	467	$ 14,622
Activision Blizzard, Inc.(1)	22,600	251,312
Allot Communications Ltd.(1)	860	13,704
Ariba, Inc.(1)	512	15,846
Cadence Design Systems, Inc.(1)	20,310	202,085
Callidus Software, Inc.(1)	1,583	9,387
Check Point Software Technologies Ltd.(1)	2,700	134,568
Citrix Systems, Inc.(1)	4,500	315,720
CommVault Systems, Inc.(1)	1,060	38,722
DemandTec, Inc.(1)	2,081	27,074
Electronic Arts, Inc.(1)	2,075	39,010
Fortinet, Inc.(1)	371	15,152
Glu Mobile, Inc.(1)	2,650	12,004
Interactive Intelligence, Inc.(1)	687	23,640
Intuit, Inc.(1)	8,479	445,826
JDA Software Group, Inc.(1)	227	6,697
Kenexa Corp.(1)	1,692	39,237
Lawson Software, Inc.(1)	574	5,820
Microsoft Corp.	102,630	2,727,905
Motricity, Inc.(1)	1,548	23,963
Nintendo Co. Ltd.	300	87,904
Oracle Corp.	40,879	1,344,919
Progress Software Corp.(1)	587	17,234
Quest Software, Inc.(1)	1,211	32,443
Red Hat, Inc.(1)	2,476	102,209
Rovi Corp.(1)	3,400	188,428
S1 Corp.(1)	2,476	16,168
salesforce.com, inc.(1)	3,577	473,130
SAP AG	5,930	357,765
Symantec Corp.(1)	15,771	284,351
Taleo Corp., Class A(1)	409	13,207
TIBCO Software, Inc.(1)	986	24,275
Velti plc(1)	109	1,476
VMware, Inc., Class A(1)	1,823	152,494
Websense, Inc.(1)	780	16,708
		7,475,005
SPECIALTY RETAIL — 1.1%
Advance Auto Parts, Inc.	453	28,394
Aeropostale, Inc.(1)	417	10,817
American Eagle Outfitters, Inc.	6,965	106,913
Ascena Retail Group, Inc.(1)	416	12,996
AutoZone, Inc.(1)	1,444	372,480
Bed Bath & Beyond, Inc.(1)	3,371	162,314
Best Buy Co., Inc.	14,343	462,418
Brown Shoe Co., Inc.	815	12,633
Cabela's, Inc.(1)	280	7,596
Cato Corp. (The), Class A	264	6,402
Charming Shoppes, Inc.(1)	1,829	5,981
Christopher & Banks Corp.	1,711	10,454
Coldwater Creek, Inc.(1)	2,368	7,009

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Collective Brands, Inc.(1)	657	$ 14,980
Finish Line, Inc. (The), Class A	592	10,336
Genesco, Inc.(1)	501	19,800
Group 1 Automotive, Inc.	159	6,718
Home Depot, Inc. (The)	16,789	629,084
Hot Topic, Inc.	711	3,804
Inditex SA	2,750	199,078
Limited Brands, Inc.	16,858	539,793
Lithia Motors, Inc., Class A	1,966	29,765
Lowe's Cos., Inc.	32,279	844,741
Men's Wearhouse, Inc. (The)	390	10,413
New York & Co., Inc.(1)	733	5,094
Nitori Holdings Co. Ltd.	3,100	274,360
OfficeMax, Inc.(1)	5,540	76,120
O'Reilly Automotive, Inc.(1)	6,300	350,154
Penske Automotive Group, Inc.(1)	194	3,952
PEP Boys-Manny Moe & Jack	380	4,761
PetSmart, Inc.	8,205	335,338
Pier 1 Imports, Inc.(1)	1,130	11,390
RadioShack Corp.	1,315	19,462
Ross Stores, Inc.	3,795	273,392
Stage Stores, Inc.	343	5,982
Staples, Inc.	24,363	518,932
Systemax, Inc.(1)	132	1,803
Tractor Supply Co.	442	23,015
Williams-Sonoma, Inc.	16,269	587,148
		6,005,822
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group plc	20,799	405,405
Crocs, Inc.(1)	966	17,050
Culp, Inc.(1)	795	7,990
Deckers Outdoor Corp.(1)	612	53,991
Fossil, Inc.(1)	3,600	276,264
G-III Apparel Group Ltd.(1)	1,326	52,138
Iconix Brand Group, Inc.(1)	2,556	56,487
Jones Group, Inc. (The)	632	8,405
Lululemon Athletica, Inc.(1)	2,300	178,457
Pandora A/S(1)	3,420	199,389
Perry Ellis International, Inc.(1)	231	6,708
Phillips-Van Heusen Corp.	2,200	132,022
Swatch Group AG (The)	790	336,288
True Religion Apparel, Inc.(1)	501	11,909
VF Corp.	2,898	277,252
		2,019,755
THRIFTS & MORTGAGE FINANCE — 0.2%
BankUnited, Inc.(1)	358	10,149
Brookline Bancorp., Inc.	564	5,860
Capitol Federal Financial, Inc.	13,899	175,683
First Financial Holdings, Inc.	744	7,931
First Financial Northwest, Inc.(1)	1,178	7,033
First Niagara Financial Group, Inc.	1,028	14,886

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Flushing Financial Corp.	435	$ 6,229
Hudson City Bancorp., Inc.	50,476	580,474
Kaiser Federal Financial Group, Inc.	557	7,514
Oritani Financial Corp.	607	7,812
People's United Financial, Inc.	39,050	514,679
PMI Group, Inc. (The)(1)	2,049	6,065
Provident Financial Services, Inc.	756	11,196
Radian Group, Inc.	951	6,714
Washington Federal, Inc.	500	8,885
		1,371,110
TOBACCO — 0.3%
Altria Group, Inc.	20,100	509,937
British American Tobacco plc	7,217	288,850
Philip Morris International, Inc.	13,873	870,947
		1,669,734
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beacon Roofing Supply, Inc.(1)	8,880	188,345
CAI International, Inc.(1)	1,005	21,286
Fastenal Co.	4,300	267,159
GATX Corp.	181	6,279
Kaman Corp.	202	6,438
Lawson Products, Inc.	449	10,807
Mitsubishi Corp.	13,300	367,597
RSC Holdings, Inc.(1)	1,397	19,041
Rush Enterprises, Inc., Class A(1)	996	18,695
Titan Machinery, Inc.(1)	1,244	32,008
United Rentals, Inc.(1)	2,099	65,027
WESCO International, Inc.(1)	2,100	122,262
Wolseley plc(1)	7,870	273,917
		1,398,861
WATER UTILITIES(2)
Artesian Resources Corp., Class A	449	8,773
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Crown Castle International Corp.(1)	7,346	309,634
NII Holdings, Inc.(1)	6,200	253,952
Rogers Communications, Inc., Class B	8,242	290,979
SBA Communications Corp., Class A(1)	13,996	589,091
SOFTBANK CORP.	9,800	401,919
Vodafone Group plc	241,220	683,499
		2,529,074
TOTAL COMMON STOCKS
(Cost $188,380,253)		253,450,346
U.S. TREASURY SECURITIES — 16.3%
U.S. Treasury Bonds, 5.50%, 8/15/28(3)	$ 100,000	116,391
U.S. Treasury Bonds, 5.375%, 2/15/31(3)	2,520,000	2,895,243
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	3,420,000	3,356,408
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	8,983,568	10,105,113
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	1,571,793	1,639,577
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	9,569,307	10,239,158
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(3)	2,592,400	2,705,211

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(3)	$ 3,084,709	$ 3,203,035
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	17,787,175	18,939,179
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(3)	3,607,020	3,644,782
U.S. Treasury Notes, 0.75%, 11/30/11(3)	5,000,000	5,019,925
U.S. Treasury Notes, 0.75%, 5/31/12(3)	1,700,000	1,708,631
U.S. Treasury Notes, 1.375%, 9/15/12(3)	9,000,000	9,124,101
U.S. Treasury Notes, 0.50%, 11/30/12(3)	4,650,000	4,644,550
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,000,000	2,064,844
U.S. Treasury Notes, 2.125%, 12/31/15(3)	4,000,000	4,011,876
U.S. Treasury Notes, 3.00%, 8/31/16(3)	4,050,000	4,190,802
U.S. Treasury Notes, 2.75%, 2/28/18(3)	300,000	298,500
U.S. Treasury Notes, 2.625%, 8/15/20(3)	5,150,000	4,840,197
TOTAL U.S. TREASURY SECURITIES
(Cost $89,522,027)		92,747,523
CORPORATE BONDS — 9.1%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(3)	100,000	104,636
Lockheed Martin Corp., 4.25%, 11/15/19(3)	120,000	121,295
United Technologies Corp., 6.05%, 6/1/36(3)	41,000	45,447
United Technologies Corp., 5.70%, 4/15/40(3)	190,000	203,375
		474,753
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	170,000	172,426
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	210,000	207,431
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	60,000	61,598
		441,455
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)(4)	20,000	24,819
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	360,000	428,533
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	50,000	49,853
PepsiCo, Inc., 4.875%, 11/1/40(3)	50,000	46,966
		550,171
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(3)	90,000	84,958
CAPITAL MARKETS — 1.0%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)	290,000	330,057
Credit Suisse (New York), 5.00%, 5/15/13(3)	530,000	568,338
Credit Suisse (New York), 5.50%, 5/1/14(3)	300,000	330,093
Credit Suisse (New York), 5.30%, 8/13/19(3)	280,000	295,448
Credit Suisse (New York), 4.375%, 8/5/20(3)	140,000	136,611
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	360,000	383,833
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	220,000	230,472
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)	330,000	329,906
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	880,000	1,038,241
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)	80,000	81,690
Jefferies Group, Inc., 8.50%, 7/15/19(3)	130,000	153,989
Morgan Stanley, 4.20%, 11/20/14(3)	250,000	259,824
Morgan Stanley, 6.625%, 4/1/18(3)	450,000	498,133
Morgan Stanley, 7.30%, 5/13/19(3)	370,000	422,032
Morgan Stanley, 5.75%, 1/25/21(3)	200,000	205,812

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

UBS AG (Stamford Branch), 2.25%, 8/12/13(3)		$ 100,000	$ 101,159
UBS AG (Stamford Branch), 2.25%, 1/28/14(3)		60,000	59,785
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)		320,000	350,831
			5,776,254
CHEMICALS — 0.1%
Dow Chemical Co. (The), 5.90%, 2/15/15(3)		100,000	111,630
Dow Chemical Co. (The), 2.50%, 2/15/16(3)		150,000	145,026
Dow Chemical Co. (The), 8.55%, 5/15/19(3)		240,000	304,594
PPG Industries, Inc., 5.50%, 11/15/40(3)		20,000	19,782
			581,032
COMMERCIAL BANKS — 1.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	131,762
Barclays Bank plc, 5.00%, 9/22/16(3)		$220,000	233,831
BB&T Corp., 5.70%, 4/30/14(3)		220,000	243,112
BB&T Corp., 3.20%, 3/15/16(5)		160,000	159,925
BNP Paribas, 3.60%, 2/23/16(3)		110,000	110,843
Eurohypo AG, 3.75%, 4/11/11	EUR	1,290,000	1,785,846
Fifth Third Bancorp., 6.25%, 5/1/13(3)		$130,000	141,753
HSBC Bank plc, 3.50%, 6/28/15(3)(4)		120,000	122,358
HSBC Holdings plc, 6.80%, 6/1/38(3)		70,000	74,951
HSBC USA, Inc., 5.00%, 9/27/20(3)		100,000	98,919
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)		30,000	32,898
Lloyds TSB Bank plc, 4.875%, 1/21/16(3)		100,000	101,895
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)		100,000	99,200
PNC Bank N.A., 4.875%, 9/21/17(3)		530,000	556,770
PNC Bank N.A., 6.00%, 12/7/17(3)		340,000	379,613
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		180,000	179,641
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	155,000	211,238
Santander International Debt SA Unipersonal, 3.50%, 3/10/15	EUR	150,000	200,465
SunTrust Bank, 7.25%, 3/15/18(3)		$130,000	145,992
U.S. Bancorp., 3.44%, 2/1/16		100,000	100,074
Wachovia Bank N.A., 4.80%, 11/1/14(3)		444,000	472,571
Wachovia Bank N.A., 4.875%, 2/1/15(3)		169,000	180,801
Wells Fargo & Co., 4.375%, 1/31/13(3)		400,000	423,696
Wells Fargo & Co., 3.68%, 6/15/16(3)		120,000	122,754
			6,310,908
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc., 5.50%, 9/15/19(3)		240,000	260,511
Waste Management, Inc., 6.125%, 11/30/39(3)		150,000	158,835
			419,346
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)		220,000	232,318
Juniper Networks, Inc., 4.60%, 3/15/21		20,000	19,974
			252,292
CONSUMER FINANCE — 0.1%
American Express Centurion Bank, 5.55%, 10/17/12(3)		80,000	85,237
American Express Centurion Bank, 6.00%, 9/13/17(3)		250,000	278,758
American Express Co., 7.25%, 5/20/14(3)		180,000	205,999
Capital One Bank USA N.A., 8.80%, 7/15/19(3)		75,000	94,814
SLM Corp., 6.25%, 1/25/16(3)		100,000	102,607
			767,415

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bank of America Corp., 6.50%, 8/1/16(3)	$ 400,000	$ 449,450
Bank of America Corp., 5.75%, 12/1/17(3)	210,000	224,826
Bank of America Corp., 5.875%, 1/5/21(3)	30,000	31,886
Bank of America N.A., 5.30%, 3/15/17(3)	730,000	761,743
Citigroup, Inc., 6.00%, 12/13/13(3)	330,000	361,166
Citigroup, Inc., 6.01%, 1/15/15(3)	330,000	362,477
Citigroup, Inc., 4.75%, 5/19/15	70,000	73,986
Citigroup, Inc., 6.125%, 5/15/18(3)	490,000	538,040
Citigroup, Inc., 8.50%, 5/22/19(3)	140,000	173,874
Citigroup, Inc., 5.375%, 8/9/20(3)	80,000	83,026
JPMorgan Chase & Co., 3.45%, 3/1/16	160,000	160,973
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	840,000	935,634
		4,157,081
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Alltel Corp., 7.875%, 7/1/32(3)	140,000	181,939
AT&T, Inc., 6.80%, 5/15/36(3)	40,000	44,093
AT&T, Inc., 6.55%, 2/15/39(3)	405,000	432,927
British Telecommunications plc, 5.95%, 1/15/18(3)	100,000	111,139
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	300,000	389,306
CenturyLink, Inc., 6.15%, 9/15/19(3)	120,000	125,311
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	100,000	117,079
Embarq Corp., 7.08%, 6/1/16(3)	120,000	136,734
France Telecom SA, 4.375%, 7/8/14(3)	360,000	387,674
Qwest Corp., 7.875%, 9/1/11(3)	130,000	134,387
Qwest Corp., 7.50%, 10/1/14(3)	130,000	149,500
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	280,000	298,241
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	100,000	107,476
Telecom Italia Capital SA, 7.175%, 6/18/19(3)	60,000	65,063
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	340,000	357,952
Telefonica Emisiones SAU, 5.46%, 2/16/21	130,000	132,182
		3,171,003
ELECTRIC UTILITIES — 0.4%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	141,000	154,491
Carolina Power & Light Co., 5.25%, 12/15/15(3)	287,000	320,196
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	127,000	134,965
Duke Energy Corp., 6.30%, 2/1/14(3)	100,000	111,982
Duke Energy Corp., 3.95%, 9/15/14(3)	160,000	168,692
Edison International, 3.75%, 9/15/17(3)	110,000	109,318
Exelon Generation Co. LLC, 4.00%, 10/1/20(3)	190,000	177,143
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	370,000	387,707
Florida Power Corp., 6.35%, 9/15/37(3)	270,000	304,863
Southern California Edison Co., 5.625%, 2/1/36(3)	100,000	104,802
		1,974,159
ENERGY EQUIPMENT & SERVICES — 0.1%
Transocean, Inc., 6.50%, 11/15/20(3)	80,000	88,202
Weatherford International Ltd., 9.625%, 3/1/19(3)	430,000	563,896
		652,098
FOOD & STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(3)	330,000	382,914
Kroger Co. (The), 6.40%, 8/15/17(3)	180,000	206,806

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	$ 57,000	$ 63,228
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	30,000	33,510
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	470,000	491,426
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	130,000	123,357
		1,301,241
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	290,000	312,683
Kraft Foods, Inc., 6.00%, 2/11/13(3)	100,000	108,627
Kraft Foods, Inc., 5.375%, 2/10/20(3)	330,000	351,418
Kraft Foods, Inc., 6.50%, 2/9/40(3)	155,000	167,483
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	150,000	155,534
Ralcorp Holdings, Inc., 6.625%, 8/15/39(3)	100,000	102,992
		1,198,737
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	175,000	202,711
Covidien International Finance SA, 1.875%, 6/15/13(3)	170,000	171,949
		374,660
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	280,000	293,691
Express Scripts, Inc., 7.25%, 6/15/19(3)	340,000	408,327
McKesson Corp., 4.75%, 3/1/21(3)	40,000	40,620
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	400,000	451,038
WellPoint, Inc., 5.80%, 8/15/40(3)	60,000	60,635
		1,254,311
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(3)	80,000	89,444
Yum! Brands, Inc., 5.30%, 9/15/19(3)	380,000	404,802
		494,246
INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Capital Corp., 3.75%, 11/14/14(3)	250,000	261,977
General Electric Capital Corp., 2.25%, 11/9/15(3)	170,000	164,958
General Electric Capital Corp., 5.625%, 9/15/17(3)	375,000	411,249
General Electric Capital Corp., 4.375%, 9/16/20(3)	350,000	340,362
General Electric Capital Corp., 4.625%, 1/7/21(3)	130,000	129,440
General Electric Capital Corp., 5.30%, 2/11/21(3)	70,000	71,996
General Electric Co., 5.00%, 2/1/13(3)	273,000	292,571
General Electric Co., 5.25%, 12/6/17(3)	320,000	351,047
		2,023,600
INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	264,838
American International Group, Inc., 3.65%, 1/15/14	60,000	61,705
American International Group, Inc., 5.85%, 1/16/18(3)	210,000	222,282
American International Group, Inc., 8.25%, 8/15/18(3)	80,000	95,794
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	100,000	100,064
CNA Financial Corp., 5.875%, 8/15/20(3)	60,000	62,503
CNA Financial Corp., 5.75%, 8/15/21	40,000	41,104
Genworth Financial, Inc., 7.20%, 2/15/21(3)	50,000	50,381
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	170,000	172,136
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	90,000	97,178
Lincoln National Corp., 6.25%, 2/15/20(3)	180,000	200,272
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	295,000	316,035

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

MetLife, Inc., 6.75%, 6/1/16(3)	$ 280,000	$ 325,506
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	220,000	235,432
Prudential Financial, Inc., 7.375%, 6/15/19(3)	150,000	178,506
Prudential Financial, Inc., 5.40%, 6/13/35(3)	320,000	304,407
		2,728,143
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(3)	50,000	46,012
LEISURE EQUIPMENT & PRODUCTS(2)
Hasbro, Inc., 6.35%, 3/15/40(3)	120,000	120,711
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(3)	250,000	267,711
MEDIA — 0.7%
CBS Corp., 4.30%, 2/15/21(3)	140,000	132,756
CBS Corp., 5.50%, 5/15/33(3)	150,000	136,995
Comcast Corp., 5.90%, 3/15/16(3)	292,000	325,106
Comcast Corp., 5.70%, 5/15/18(3)	180,000	197,047
Comcast Corp., 6.40%, 5/15/38(3)	160,000	167,058
DirecTV Holdings LLC, 3.55%, 3/15/15(3)	120,000	122,544
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	340,000	366,032
NBCUniversal Media, LLC, 5.15%, 4/30/20(3)(4)	80,000	82,559
NBCUniversal Media, LLC, 4.375%, 4/1/21(4)	200,000	192,722
NBCUniversal Media, LLC, 5.95%, 4/1/41(4)	60,000	59,293
News America, Inc., 6.90%, 8/15/39(3)	170,000	190,875
Omnicom Group, Inc., 4.45%, 8/15/20(3)	195,000	192,114
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	210,000	221,624
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	360,000	413,860
Time Warner, Inc., 3.15%, 7/15/15(3)	170,000	172,791
Time Warner, Inc., 7.70%, 5/1/32(3)	220,000	263,093
Viacom, Inc., 6.25%, 4/30/16(3)	480,000	551,345
Virgin Media Secured Finance plc, 5.25%, 1/15/21(4)(5)	80,000	81,083
		3,868,897
METALS & MINING — 0.1%
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	110,000	110,825
ArcelorMittal, 5.25%, 8/5/20(3)	100,000	99,533
ArcelorMittal, 5.50%, 3/1/21(5)	220,000	218,585
Newmont Mining Corp., 6.25%, 10/1/39(3)	150,000	158,648
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	70,000	65,909
		653,500
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	209,000	217,360
MULTI-UTILITIES — 0.3%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	270,000	303,949
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	380,000	396,176
Dominion Resources, Inc., 6.40%, 6/15/18(3)	260,000	299,195
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	294,000	304,215
PG&E Corp., 5.75%, 4/1/14(3)	50,000	54,957
Sempra Energy, 8.90%, 11/15/13(3)	200,000	233,704
Sempra Energy, 6.50%, 6/1/16(3)	150,000	172,092
		1,764,288
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	100,000	108,236

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Xerox Corp., 4.25%, 2/15/15(3)	$ 90,000	$ 94,819
		203,055
OIL, GAS & CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	300,000	303,188
Apache Corp., 5.25%, 2/1/42(3)	60,000	57,127
BP Capital Markets plc, 4.50%, 10/1/20(3)	90,000	90,564
ConocoPhillips, 5.75%, 2/1/19(3)	230,000	260,976
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	147,683
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	100,000	93,432
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	320,000	362,215
Enterprise Products Operating LLC, 5.20%, 9/1/20(3)	165,000	170,303
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	100,000	97,599
EOG Resources, Inc., 5.625%, 6/1/19(3)	210,000	231,534
Hess Corp., 6.00%, 1/15/40(3)	140,000	143,591
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	290,000	332,492
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	160,000	164,104
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	50,000	57,171
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(4)	40,000	40,260
Marathon Petroleum Corp., 6.50%, 3/1/41(3)(4)	50,000	50,823
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	130,000	143,250
Nexen, Inc., 5.65%, 5/15/17(3)	220,000	235,405
Noble Energy, Inc., 6.00%, 3/1/41(3)	50,000	51,298
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	60,000	61,744
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	290,000	364,443
Shell International Finance BV, 3.10%, 6/28/15(3)	120,000	123,434
Suncor Energy, Inc., 6.10%, 6/1/18(3)	147,000	167,497
Talisman Energy, Inc., 7.75%, 6/1/19(3)	360,000	441,957
TransCanada PipeLines Ltd., 3.80%, 10/1/20	80,000	76,866
Williams Partners LP, 5.25%, 3/15/20(3)	140,000	145,999
Williams Partners LP, 4.125%, 11/15/20(3)	70,000	66,402
		4,481,357
PAPER & FOREST PRODUCTS(2)
International Paper Co., 9.375%, 5/15/19(3)	130,000	169,755
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(3)	45,000	44,830
AstraZeneca plc, 5.40%, 9/15/12(3)	325,000	348,136
AstraZeneca plc, 5.90%, 9/15/17(3)	300,000	343,831
Pfizer, Inc., 7.20%, 3/15/39(3)	210,000	264,097
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	250,000	270,202
		1,271,096
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
AMB Property LP, 6.625%, 12/1/19(3)	160,000	179,812
Boston Properties LP, 4.125%, 5/15/21(3)	120,000	115,114
Digital Realty Trust LP, 5.875%, 2/1/20(3)	85,000	89,728
HCP, Inc., 3.75%, 2/1/16(3)	60,000	60,637
HCP, Inc., 5.375%, 2/1/21	165,000	168,844
Kimco Realty Corp., 6.875%, 10/1/19(3)	80,000	93,465
Simon Property Group LP, 5.10%, 6/15/15(3)	170,000	184,562
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)	140,000	136,179
		1,028,341

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

ROAD & RAIL — 0.1%
Burlington Northern Santa Fe, 5.05%, 3/1/41(3)		$ 50,000	$ 47,167
Union Pacific Corp., 5.75%, 11/15/17(3)		400,000	452,469
			499,636
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)		302,000	332,629
Oracle Corp., 5.375%, 7/15/40(3)(4)		360,000	352,173
			684,802
SPECIALTY RETAIL(2)
Staples, Inc., 9.75%, 1/15/14(3)		190,000	229,658
THRIFTS & MORTGAGE FINANCE — 0.2%
Cie de Financement Foncier, 1.25%, 12/1/11	JPY	67,000,000	823,388
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(3)		$ 80,000	113,479
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Rogers Communications, Inc., 6.25%, 6/15/13(3)		240,000	265,987
TOTAL CORPORATE BONDS
(Cost $48,898,726)			51,696,896
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 9.0%
FHLMC, 6.50%, 12/1/12(3)		1,448	1,580
FHLMC, 7.00%, 6/1/14(3)		28,452	30,745
FHLMC, 6.50%, 6/1/16(3)		43,915	47,911
FHLMC, 4.50%, 1/1/19(3)		1,114,393	1,179,155
FHLMC, 5.00%, 1/1/21(3)		1,315,574	1,413,548
FHLMC, 5.00%, 4/1/21(3)		404,568	432,421
FHLMC, 8.00%, 7/1/30(3)		9,936	11,710
FHLMC, 6.50%, 5/1/31(3)		26,955	30,546
FHLMC, 5.50%, 12/1/33(3)		472,629	509,585
FHLMC, 5.50%, 1/1/38(3)		2,094,342	2,243,703
FHLMC, 6.00%, 11/1/38		2,221,418	2,416,288
FHLMC, 6.50%, 7/1/47(3)		79,226	88,086
FNMA, 6.50%, 5/1/11(3)		59	60
FNMA, 6.50%, 5/1/11(3)		503	508
FNMA, 6.50%, 5/1/11(3)		642	648
FNMA, 6.50%, 2/1/12(3)		382	418
FNMA, 6.50%, 4/1/12(3)		2,779	3,041
FNMA, 6.50%, 5/1/12(3)		697	762
FNMA, 6.00%, 4/1/14(3)		18,129	19,799
FNMA, 7.50%, 6/1/15(3)		5,367	5,936
FNMA, 4.50%, 5/1/19(3)		548,844	580,311
FNMA, 4.50%, 5/1/19(3)		649,188	686,408
FNMA, 5.00%, 9/1/20(3)		977,780	1,046,014
FNMA, 7.00%, 6/1/26(3)		1,119	1,288
FNMA, 7.50%, 3/1/27(3)		15,194	17,558
FNMA, 6.50%, 6/1/29(3)		14,354	16,262
FNMA, 7.00%, 7/1/29(3)		13,566	15,656
FNMA, 7.00%, 7/1/29(3)		72,654	83,786
FNMA, 7.00%, 3/1/30(3)		27,250	31,449
FNMA, 7.50%, 8/1/30(3)		19,862	23,009
FNMA, 7.50%, 9/1/30(3)		12,665	14,656

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 9/1/31(3)	$ 103,032	$ 116,728
FNMA, 7.00%, 9/1/31(3)	28,953	33,280
FNMA, 6.50%, 1/1/32(3)	32,732	37,083
FNMA, 7.00%, 6/1/32(3)	286,920	329,952
FNMA, 5.50%, 6/1/33(3)	745,774	803,854
FNMA, 5.50%, 8/1/33(3)	1,795,668	1,935,513
FNMA, 5.50%, 9/1/33(3)	479,485	516,827
FNMA, 5.00%, 11/1/33(3)	2,532,669	2,677,449
FNMA, 5.50%, 1/1/34(3)	2,547,158	2,746,383
FNMA, 4.50%, 9/1/35(3)	1,904,828	1,956,488
FNMA, 5.00%, 2/1/36(3)	2,740,711	2,892,245
FNMA, 5.50%, 4/1/36(3)	524,169	563,681
FNMA, 5.00%, 10/1/36(3)	259,731	273,280
FNMA, 5.50%, 12/1/36(3)	1,543,717	1,655,258
FNMA, 5.50%, 1/1/37	5,970,861	6,420,942
FNMA, 5.50%, 2/1/37(3)	946,251	1,014,622
FNMA, 6.50%, 8/1/37(3)	873,293	967,679
FNMA, 4.00%, 1/1/41	1,682,165	1,663,466
FNMA, 4.50%, 2/1/41	2,100,000	2,143,828
FNMA, 6.50%, 6/1/47(3)	68,118	75,332
FNMA, 6.50%, 8/1/47(3)	207,854	229,864
FNMA, 6.50%, 8/1/47(3)	275,717	304,913
FNMA, 6.50%, 9/1/47(3)	23,609	26,109
FNMA, 6.50%, 9/1/47(3)	125,367	138,643
FNMA, 6.50%, 9/1/47(3)	294,079	325,219
FNMA, 6.50%, 9/1/47(3)	385,113	425,893
GNMA, 7.00%, 1/15/24(3)	6,098	7,015
GNMA, 8.00%, 7/15/24(3)	6,440	7,543
GNMA, 8.00%, 9/15/24(3)	5,230	6,126
GNMA, 9.00%, 4/20/25(3)	2,190	2,610
GNMA, 7.00%, 9/15/25(3)	30,391	35,007
GNMA, 7.50%, 10/15/25(3)	10,410	12,065
GNMA, 7.50%, 2/15/26(3)	17,038	19,741
GNMA, 6.00%, 4/15/26(3)	3,147	3,489
GNMA, 8.25%, 7/15/26(3)	39,319	46,625
GNMA, 9.00%, 8/20/26(3)	805	956
GNMA, 7.00%, 12/15/27(3)	28,204	32,553
GNMA, 6.50%, 2/15/28(3)	2,307	2,622
GNMA, 6.50%, 2/15/28(3)	13,125	14,917
GNMA, 6.50%, 3/15/28(3)	12,210	13,878
GNMA, 6.50%, 4/15/28(3)	2,376	2,700
GNMA, 6.00%, 7/15/28(3)	14,968	16,556
GNMA, 6.00%, 10/15/28(3)	44,127	48,807
GNMA, 7.00%, 5/15/31(3)	21,857	25,279
GNMA, 5.50%, 11/15/32(3)	283,860	310,122
GNMA, 6.50%, 10/15/38(3)	3,654,998	4,158,810
GNMA, 4.00%, 1/20/41	4,996,615	5,009,174
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $47,768,321)		51,003,973

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

SOVEREIGN GOVERNMENTS & AGENCIES — 6.8%
AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	445,000	$ 467,421
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	288,415
			755,836
AUSTRIA — 0.4%
Republic of Austria, 3.40%, 10/20/14	EUR	450,000	644,163
Republic of Austria, 4.30%, 9/15/17(4)	EUR	190,000	279,797
Republic of Austria, 4.35%, 3/15/19(4)	EUR	655,000	964,771
Republic of Austria, 4.15%, 3/15/37(4)	EUR	147,000	206,201
			2,094,932
BELGIUM — 0.4%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	725,000	1,033,665
Kingdom of Belgium, 4.00%, 3/28/18	EUR	290,000	402,951
Kingdom of Belgium, 3.75%, 9/28/20	EUR	260,000	346,947
Kingdom of Belgium, 5.00%, 3/28/35	EUR	215,000	314,348
			2,097,911
CANADA — 0.4%
Government of Canada, 3.75%, 6/1/12	CAD	640,000	676,982
Government of Canada, 5.00%, 6/1/14	CAD	490,000	547,904
Government of Canada, 3.75%, 6/1/19	CAD	280,000	299,938
Government of Canada, 5.75%, 6/1/33	CAD	260,000	349,051
Hydro Quebec, 8.40%, 1/15/22(3)		$ 77,000	105,035
Province of Ontario Canada, 5.45%, 4/27/16(3)		$ 130,000	147,424
			2,126,334
DENMARK — 0.3%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,180,000	836,900
Kingdom of Denmark, 4.00%, 11/15/17	DKK	890,000	176,023
Kingdom of Denmark, 4.00%, 11/15/19	DKK	1,460,000	286,153
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,500,000	382,968
Kingdom of Denmark, 4.50%, 11/15/39	DKK	900,000	195,410
			1,877,454
FINLAND — 0.4%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	524,888
Government of Finland, 3.125%, 9/15/14	EUR	460,000	658,005
Government of Finland, 3.875%, 9/15/17	EUR	245,000	356,753
Government of Finland, 4.375%, 7/4/19	EUR	104,000	155,007
Government of Finland, 3.375%, 4/15/20	EUR	260,000	358,875
Government of Finland, 4.00%, 7/4/25	EUR	146,000	208,024
			2,261,552
FRANCE — 0.1%
Government of France, 4.00%, 4/25/14	EUR	210,000	306,961
Government of France, 5.50%, 4/25/29	EUR	145,000	238,848
Government of France, 4.75%, 4/25/35	EUR	145,000	222,067
			767,876
GERMANY — 0.8%
German Federal Republic, 3.50%, 1/4/16	EUR	440,000	638,899
German Federal Republic, 3.75%, 1/4/19	EUR	600,000	873,274
German Federal Republic, 2.25%, 9/4/20	EUR	450,000	577,316
German Federal Republic, 5.625%, 1/4/28	EUR	170,000	292,013

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

German Federal Republic, 4.75%, 7/4/34	EUR	335,000	$ 538,908
German Federal Republic, 4.25%, 7/4/39	EUR	200,000	306,604
KfW, 4.375%, 10/11/13	EUR	660,000	964,598
			4,191,612
ITALY — 0.4%
Republic of Italy, 5.25%, 8/1/17	EUR	570,000	833,371
Republic of Italy, 4.75%, 8/1/23	EUR	665,000	898,211
Republic of Italy, 5.00%, 8/1/34	EUR	260,000	338,109
Republic of Italy, 4.00%, 2/1/37	EUR	193,000	215,823
			2,285,514
JAPAN — 1.5%
Government of Japan, 1.20%, 3/20/12	JPY	3,900,000	48,184
Government of Japan, 0.60%, 9/20/14	JPY	73,300,000	901,952
Government of Japan, 1.20%, 6/20/15	JPY	126,800,000	1,594,877
Government of Japan, 1.70%, 9/20/17	JPY	85,000,000	1,100,011
Government of Japan, 1.50%, 9/20/18	JPY	174,000,000	2,214,910
Government of Japan, 2.10%, 12/20/26	JPY	178,700,000	2,278,806
Government of Japan, 2.40%, 3/20/37	JPY	45,700,000	593,147
			8,731,887
MULTI-NATIONAL — 0.1%
European Investment Bank, 4.75%, 6/6/12	GBP	300,000	509,211
European Investment Bank, 2.50%, 7/15/15	EUR	180,000	247,056
			756,267
NETHERLANDS — 0.5%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	480,000	701,933
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	1,010,000	1,487,351
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	345,000	481,510
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	220,000	317,638
			2,988,432
NORWAY(2)
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	173,603
SPAIN — 0.2%
Government of Spain, 4.25%, 1/31/14	EUR	320,000	453,054
Government of Spain, 4.90%, 7/30/40	EUR	310,000	365,242
			818,296
SWEDEN — 0.2%
Government of Sweden, 5.25%, 3/15/11	SEK	2,325,000	367,604
Government of Sweden, 6.75%, 5/5/14	SEK	2,400,000	423,867
Government of Sweden, 4.25%, 3/12/19	SEK	1,505,000	253,905
			1,045,376
SWITZERLAND — 0.1%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	305,000	364,353
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	163,097
			527,450
UNITED KINGDOM — 0.9%
Government of United Kingdom, 5.00%, 3/7/12	GBP	15,000	25,408
Government of United Kingdom, 5.00%, 9/7/14	GBP	340,000	607,455
Government of United Kingdom, 4.00%, 9/7/16	GBP	405,000	700,291
Government of United Kingdom, 4.50%, 3/7/19	GBP	495,000	864,069
Government of United Kingdom, 3.75%, 9/7/19	GBP	415,000	685,322

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Government of United Kingdom, 8.00%, 6/7/21	GBP	69,000	$ 153,077
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	289,028
Government of United Kingdom, 4.25%, 3/7/36	GBP	415,000	661,486
Government of United Kingdom, 4.50%, 12/7/42	GBP	580,000	967,545
			4,953,681
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $37,787,454)			38,454,013
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 2.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
FNMA, 5.375%, 6/12/17(3)		$ 5,500,000	6,291,934
FNMA, 6.625%, 11/15/30(3)		652,000	820,620
			7,112,554
GOVERNMENT-BACKED CORPORATE BONDS(7) — 1.3%
Bank of America Corp., VRN, 0.60%, 4/28/11(3)		2,400,000	2,411,220
Citigroup Funding, Inc., VRN, 0.63%, 4/28/11(3)		2,500,000	2,511,685
Morgan Stanley, VRN, 0.65%, 3/21/11(3)		2,500,000	2,513,900
			7,436,805
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $14,151,647)			14,549,359
MUNICIPAL SECURITIES — 1.9%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(3)		50,000	55,625
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)		65,000	67,965
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)		260,000	266,518
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(3)		225,000	221,123
California Educational Facilities Auth. Rev., Series 2009 B, (University of Southern California), 5.00%, 10/1/38(3)		115,000	113,217
California GO, (Building Bonds), 7.30%, 10/1/39(3)		155,000	163,685
California GO, (Building Bonds), 7.60%, 11/1/40(3)		45,000	49,070
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.48%, 3/1/11 (LOC: Bank of America N.A.)(3)		2,500,000	2,500,000
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)		170,000	171,360
Gulf Gate Apartments, 0.29%, 3/10/11(3)(4)		3,000,000	3,000,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)		350,000	281,873
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35		110,000	107,493
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)		190,000	188,153
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)		80,000	74,753
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)		135,000	140,712
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)		100,000	112,538
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)		115,000	124,862
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)		160,000	168,142

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Ohio State Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	$ 110,000	$ 106,299
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 3/2/11 (LOC: FNMA)(3)	920,000	920,000
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	70,000	70,549
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(3)	170,000	161,961
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	175,000	176,334
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	180,000	174,082
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(3)	70,000	69,839
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	130,000	117,991
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	210,000	208,769
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	145,000	141,417
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	150,000	154,053
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(3)	170,000	167,355
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(3)	155,000	154,400
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	170,000	158,314
Washington GO, Series 2010 R, 5.00%, 7/1/20(3)	115,000	133,104
TOTAL MUNICIPAL SECURITIES
(Cost $10,754,049)		10,721,556
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(3)	350,000	370,001
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 3/1/11(3)	600,000	617,700
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 3/1/11(3)	150,000	154,376
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 3/1/11(3)	300,000	317,289
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 3/1/11(3)	700,000	754,310
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	400,000	419,713
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	800,000	846,827
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	500,000	525,330
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	600,000	627,234
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.39%, 3/11/11(3)	250,000	268,310
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	159,584	159,745
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	600,000	615,462
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.34%, 3/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	491,102	480,258

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(3)	$ 552,477	$ 565,189
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	184,601	186,953
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(3)	32,504	32,514
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(3)	300,000	313,759
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	71,673	72,517
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(3)	200,000	206,262
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 3/1/11(3)	400,000	405,643
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 3/1/11(3)	900,000	935,790
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 3/1/11(3)	500,000	537,323
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $9,297,474)		9,412,505
COMMERCIAL PAPER(8) — 1.6%
Austin Texas, 0.29%, 5/18/11(3)	1,600,000	1,599,136
Catholic Health Initiatives, 0.40%, 6/9/11(3)	1,900,000	1,900,475
Crown Point Capital Co. LLC, 0.32%, 3/15/11(3)(4)	1,900,000	1,899,791
Legacy Capital LLC, 0.32%, 3/2/11(3)(4)	1,900,000	1,899,981
Shell International Finance BV, 0.38%, 4/5/11(3)(4)	2,000,000	1,999,700
TOTAL COMMERCIAL PAPER
(Cost $9,298,003)		9,299,083
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS (2)
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	22,243	22,995
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,400,000	1,504,660
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 3/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	222,192	223,101
		1,727,761
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,595,643)		1,750,756
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	886	51,056
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%	94	11,856
MEDIA(2)
LodgeNet Interactive Corp., 10.00%(4)	7	8,557
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%	268	7,534
Lexington Realty Trust, Series C, 6.50%	134	5,755
		13,289

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

TOBACCO(2)
Universal Corp., 6.75%	11	$ 11,466
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $94,998)		96,224
PREFERRED STOCKS(2)
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
DuPont Fabros Technology, Inc., Series A, 7.875%	269	6,835
National Retail Properties, Inc., Series C, 7.375%	546	13,568
PS Business Parks, Inc., Series O, 7.375%	219	5,544
TOTAL PREFERRED STOCKS
(Cost $25,381)		25,947
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $1,857,000)	1,857,000	1,857,000
TEMPORARY CASH INVESTMENTS — 6.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $35,484,377)	35,484,377	35,484,377
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $494,915,352)		570,549,558
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,763,286)
TOTAL NET ASSETS — 100.0%		$567,786,272

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
256,298	GBP for CHF	Westpac Banking Corp.	4/28/11	$ 416,432	$ (8,269)
280,881	EUR for DKK	Deutsche Bank AG	4/28/11	387,335	(3,206)
45,904	EUR for JPY	UBS AG	4/28/11	63,302	154
500,000	EUR for JPY	Barclays Bank plc	4/28/11	689,500	(5,706)
750,000	EUR for JPY	Deutsche Bank AG	4/28/11	1,034,250	(9,447)
16,704	GBP for JPY	UBS AG	4/28/11	27,141	56
982,000	SEK for NOK	Barclays Bank plc	4/28/11	154,609	(2,660)
124,554	AUD for NZD	Westpac Banking Corp.	4/28/11	125,912	(3,253)
1,000	AUD for USD	UBS AG	4/28/11	1,011	(14)
92,000	AUD for USD	HSBC Bank plc	4/28/11	93,003	(2,276)
107,000	AUD for USD	Westpac Banking Corp.	4/28/11	108,166	(2,031)
4,000	CAD for USD	Barclays Bank plc	4/28/11	4,112	(70)
274,000	CAD for USD	Westpac Banking Corp.	4/28/11	281,667	(8,776)
28,000	CHF for USD	HSBC Bank plc	4/28/11	30,152	14
42,000	CHF for USD	UBS AG	4/28/11	45,228	(644)
86,922	CHF for USD	HSBC Bank plc	4/28/11	93,602	(1,555)
501,721	CHF for USD	Deutsche Bank AG	4/28/11	540,281	(21,186)
478,488	DKK for USD	UBS AG	3/31/11	88,538	(43)
2,720,723	DKK for USD	Barclays Bank plc	4/28/11	503,327	(7,550)
7,000	EUR for USD	UBS AG	4/28/11	9,653	(15)
19,367	EUR for USD	UBS AG	3/31/11	26,716	(94)
43,000	EUR for USD	HSBC Bank plc	4/28/11	59,297	(1,082)
50,000	EUR for USD	UBS AG	4/28/11	68,950	(775)
49,635	EUR for USD	UBS AG	3/31/11	68,470	(38)
77,000	EUR for USD	Westpac Banking Corp.	4/28/11	106,183	(283)
134,849	EUR for USD	UBS AG	3/31/11	186,019	(51)
4,000	GBP for USD	Westpac Banking Corp.	4/28/11	6,499	(16)
13,220	GBP for USD	UBS AG	4/28/11	21,480	(261)
18,000	GBP for USD	HSBC Bank plc	4/28/11	29,246	(285)
152,000	GBP for USD	UBS AG	4/28/11	246,970	(1,386)
2,838,000	JPY for USD	HSBC Bank plc	4/28/11	34,706	(259)
4,586,000	JPY for USD	Westpac Banking Corp.	4/28/11	56,082	(423)
5,168,000	JPY for USD	HSBC Bank plc	4/28/11	63,199	28
6,004,000	JPY for USD	UBS AG	4/28/11	73,423	(623)
79,620,763	JPY for USD	Westpac Banking Corp.	4/28/11	973,680	(7,508)
514,000	NOK for USD	UBS AG	4/28/11	91,502	(2,313)
1,000,503	NOK for USD	Deutsche Bank AG	4/28/11	178,109	(8,170)
5,000	NZD for USD	HSBC Bank plc	4/28/11	3,746	(7)
188,000	NZD for USD	Westpac Banking Corp.	4/28/11	140,868	(1,363)
40,000	SEK for USD	HSBC Bank plc	4/28/11	6,298	(96)
251,000	SEK for USD	Westpac Banking Corp.	4/28/11	39,518	(379)
806,000	SEK for USD	UBS AG	4/28/11	126,899	(2,137)
2,662,090	SEK for USD	Deutsche Bank AG	4/28/11	419,126	(12,384)
				$7,724,207	$(116,382)
(Value on Settlement Date $7,607,825)

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
385,000	CHF for GBP	Westpac Banking Corp.	4/28/11	$ 414,589	$ 6,426
2,093,098	DKK for EUR	Deutsche Bank AG	4/28/11	387,218	3,089
5,189,000	JPY for EUR	UBS AG	4/28/11	63,456	-
56,087,500	JPY for EUR	Barclays Bank plc	4/28/11	685,892	2,099
84,058,500	JPY for EUR	Deutsche Bank AG	4/28/11	1,027,949	3,145
2,224,000	JPY for GBP	UBS AG	4/28/11	27,197	-
881,389	NOK for SEK	Barclays Bank plc	4/28/11	156,905	4,956
160,000	NZD for AUD	Westpac Banking Corp.	4/28/11	119,888	(2,771)
11,000	AUD for USD	HSBC Bank plc	4/28/11	11,120	30
208,737	AUD for USD	UBS AG	4/28/11	211,012	6,367
3,311	CAD for USD	UBS AG	4/28/11	3,404	95
39,000	CAD for USD	UBS AG	4/28/11	40,091	721
58,000	CAD for USD	HSBC Bank plc	4/28/11	59,623	545
182,000	CAD for USD	Westpac Banking Corp.	4/28/11	187,093	4,016
12,000	CHF for USD	Westpac Banking Corp.	4/28/11	12,922	47
3,085,000	CZK for USD	Deutsche Bank AG	4/28/11	174,803	450
711,000	DKK for USD	UBS AG	4/28/11	131,533	180
5,000	EUR for USD	HSBC Bank plc	4/28/11	6,895	21
30,000	EUR for USD	Westpac Banking Corp.	4/28/11	41,370	795
175,000	EUR for USD	HSBC Bank plc	4/28/11	241,325	1,306
649,000	EUR for USD	Barclays Bank plc	4/28/11	894,971	13,720
966,196	EUR for USD	Barclays Bank plc	4/28/11	1,332,384	19,807
428,266	GBP for USD	HSBC Bank plc	4/28/11	695,847	20,111
70,000	HKD for USD	Westpac Banking Corp.	4/28/11	8,993	6
1,343,000	JPY for USD	Westpac Banking Corp.	4/28/11	16,423	364
18,013,000	JPY for USD	UBS AG	4/28/11	220,280	(221)
43,737,000	JPY for USD	Westpac Banking Corp.	4/28/11	534,858	1,675
1,285,087,003	KRW for USD	HSBC Bank plc	4/28/11	1,136,220	(8,114)
296,000	NOK for USD	HSBC Bank plc	4/28/11	52,694	471
495,000	NOK for USD	Deutsche Bank AG	4/28/11	88,120	2,509
562,000	NOK for USD	Westpac Banking Corp.	4/28/11	100,047	429
34,000	NZD for USD	UBS AG	4/28/11	25,476	(850)
168,500	NZD for USD	Westpac Banking Corp.	4/28/11	126,257	(1,638)
289,000	SGD for USD	HSBC Bank plc	4/28/11	227,305	1,495
17,469,000	TWD for USD	HSBC Bank plc	4/28/11	591,468	(16,890)
				$10,055,628	$ 64,391
(Value on Settlement Date $9,991,237)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
28	S & P 500 E-Mini Futures	March 2011	$1,856,540	$35,121
36	U.S. Long Bond	June 2011	4,332,375	12,294
			$6,188,915	$47,415

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
113	U.S. Treasury 2-Year Notes	June 2011	$24,667,547	$(28,513)

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $31,317,000.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,519,876, which represented 2.4% of total net assets.

(5)	When-issued security.
(6)	Final maturity date indicated, unless otherwise noted.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$208,817,896	–	–
Foreign Common Stocks	9,099,514	$35,532,936	–
U.S. Treasury Securities	–	92,747,523	–
Corporate Bonds	–	51,696,896	–
U.S. Government Agency Mortgage-Backed Securities	–	51,003,973	–
Sovereign Governments & Agencies	–	38,454,013	–
U.S. Government Agency Securities and Equivalents	–	14,549,359	–
Municipal Securities	–	10,721,556	–
Commercial Mortgage-Backed Securities	–	9,412,505	–
Commercial Paper	–	9,299,083	–
Collateralized Mortgage Obligations	–	1,750,756	–
Convertible Preferred Stocks	–	96,224	–
Preferred Stocks	–	25,947	–
Temporary Cash Investments	37,341,377	–	–
Total Value of Investment Securities	$255,258,787	$315,290,771	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(51,991)	–
Futures Contracts	$18,902	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$18,902	$(51,991)	–

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$508,540,107
Gross tax appreciation of investments	$64,258,974
Gross tax depreciation of investments	(2,249,523)
Net tax appreciation (depreciation) of investments	$62,009,451

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

February 28, 2011

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

COMMON STOCKS — 63.3%
AEROSPACE & DEFENSE — 1.1%
AAR Corp.(1)	2,677	$ 73,055
AerCap Holdings NV(1)	2,359	32,012
AeroVironment, Inc.(1)	600	17,406
Alliant Techsystems, Inc.	1,200	86,604
BE Aerospace, Inc.(1)	67,300	2,269,356
Ceradyne, Inc.(1)	700	26,761
Curtiss-Wright Corp.	6,000	221,400
Esterline Technologies Corp.(1)	400	28,628
European Aeronautic Defence and Space Co. NV(1)	34,920	1,010,018
General Dynamics Corp.	32,740	2,492,169
Honeywell International, Inc.	38,152	2,209,382
ITT Corp.	10,223	592,218
Lockheed Martin Corp.	10,400	823,264
Moog, Inc., Class A(1)	1,100	49,951
Northrop Grumman Corp.	21,600	1,440,288
Orbital Sciences Corp.(1)	1,200	21,348
Raytheon Co.	36,666	1,877,666
Rockwell Collins, Inc.	10,083	649,749
Safran SA	45,870	1,631,830
TransDigm Group, Inc.(1)	21,500	1,728,170
Triumph Group, Inc.	3,085	267,130
		17,548,405
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	16,400	1,187,196
Expeditors International of Washington, Inc.	12,900	616,620
United Parcel Service, Inc., Class B	84,828	6,260,306
		8,064,122
AIRLINES — 0.2%
Alaska Air Group, Inc.(1)	10,500	624,225
Allegiant Travel Co.	700	28,889
International Consolidated Airlines Group SA(1)	124,350	453,826
JetBlue Airways Corp.(1)	10,500	59,850
SkyWest, Inc.	1,500	24,750
Southwest Airlines Co.	47,018	556,223
United Continental Holdings, Inc.(1)	29,404	706,872
US Airways Group, Inc.(1)	5,038	43,377
		2,498,012
AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	18,393	245,914
Amerigon, Inc.(1)	1,697	23,147
Autoliv, Inc.	15,291	1,145,143
BorgWarner, Inc.(1)	47,334	3,673,592
Cooper Tire & Rubber Co.	1,000	23,460
Dana Holding Corp.(1)	3,500	66,080
Magna International, Inc.	9,091	448,732
Standard Motor Products, Inc.	2,600	30,238
TRW Automotive Holdings Corp.(1)	33,008	1,874,854

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Xinyi Glass Holdings Ltd.	878,000	$ 715,884
		8,247,044
AUTOMOBILES — 0.7%
Bayerische Motoren Werke AG	19,520	1,583,335
Dongfeng Motor Group Co. Ltd. H Shares	328,000	568,567
Ford Motor Co.(1)	158,624	2,387,291
Harley-Davidson, Inc.	36,524	1,490,910
Hyundai Motor Co.	16,949	2,673,036
Nissan Motor Co. Ltd.	209,500	2,138,408
PT Astra International Tbk	85,000	501,530
Tofas Turk Otomobil Fabrikasi AS	60,732	293,261
		11,636,338
BEVERAGES — 0.8%
Anheuser-Busch InBev NV	23,805	1,327,621
Cia de Bebidas das Americas Preference Shares ADR	22,485	607,320
Coca-Cola Co. (The)	83,202	5,318,272
Coca-Cola Enterprises, Inc.	9,554	251,270
Constellation Brands, Inc., Class A(1)	28,000	568,960
Dr Pepper Snapple Group, Inc.	44,516	1,605,247
Hansen Natural Corp.(1)	6,774	389,843
PepsiCo, Inc.	46,709	2,962,285
Pernod-Ricard SA	5,429	500,524
Primo Water Corp.(1)	2,390	30,544
		13,561,886
BIOTECHNOLOGY — 0.9%
Acorda Therapeutics, Inc.(1)	1,066	22,354
Alexion Pharmaceuticals, Inc.(1)	20,823	2,004,838
Alkermes, Inc.(1)	658	9,429
AMAG Pharmaceuticals, Inc.(1)	453	8,340
Amgen, Inc.(1)	89,744	4,606,560
Biogen Idec, Inc.(1)	35,470	2,426,148
Cephalon, Inc.(1)	30,560	1,720,834
Cepheid, Inc.(1)	1,625	43,079
Cubist Pharmaceuticals, Inc.(1)	1,636	35,877
Geron Corp.(1)	3,508	17,365
Gilead Sciences, Inc.(1)	51,955	2,025,206
Human Genome Sciences, Inc.(1)	11,502	287,895
ImmunoGen, Inc.(1)	1,716	15,461
Incyte Corp. Ltd.(1)	2,298	31,437
InterMune, Inc.(1)	1,200	43,932
Isis Pharmaceuticals, Inc.(1)	2,396	21,851
Micromet, Inc.(1)	2,363	14,721
Momenta Pharmaceuticals, Inc.(1)	1,141	15,837
Onyx Pharmaceuticals, Inc.(1)	1,634	57,582
PDL BioPharma, Inc.	3,983	22,106
Pharmasset, Inc.(1)	748	37,400
Savient Pharmaceuticals, Inc.(1)	1,542	14,865
Seattle Genetics, Inc.(1)	2,234	33,175
Talecris Biotherapeutics Holdings Corp.(1)	1,100	27,434
Theravance, Inc.(1)	1,673	38,111

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

United Therapeutics Corp.(1)	9,300	$ 627,099
		14,208,936
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	1,500	20,505
China Liansu Group Holdings Ltd.(1)	341,000	283,729
Nortek, Inc.(1)	200	8,900
Simpson Manufacturing Co., Inc.	700	20,251
		333,385
CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc.(1)	7,100	757,925
Ameriprise Financial, Inc.	13,100	829,492
Apollo Investment Corp.	9,500	117,515
Ares Capital Corp.	2,800	49,924
Artio Global Investors, Inc.	4,400	69,740
Bank of New York Mellon Corp. (The)	48,000	1,458,720
BGC Partners, Inc., Class A	5,591	53,450
BlackRock Kelso Capital Corp.	2,600	32,318
BlackRock, Inc.	6,401	1,305,740
Calamos Asset Management, Inc., Class A	1,900	31,502
Charles Schwab Corp. (The)	56,904	1,079,469
Cohen & Steers, Inc.	447	13,052
Fifth Street Finance Corp.	3,000	41,310
Franklin Resources, Inc.	10,683	1,341,998
Goldman Sachs Group, Inc. (The)	31,643	5,182,491
Hercules Technology Growth Capital, Inc.	5,200	57,512
HFF, Inc., Class A(1)	7,451	98,353
Investment Technology Group, Inc.(1)	1,700	32,555
Knight Capital Group, Inc., Class A(1)	2,300	32,223
Lazard LP, Class A	29,000	1,276,000
Legg Mason, Inc.	63,859	2,314,889
MCG Capital Corp.	3,900	28,470
Morgan Stanley	42,600	1,264,368
Northern Trust Corp.	42,336	2,183,268
PennantPark Investment Corp.	5,200	66,040
Piper Jaffray Cos.(1)	1,100	45,265
Prospect Capital Corp.	2,600	31,564
Pzena Investment Management, Inc., Class A	700	5,285
Raymond James Financial, Inc.	16,900	647,608
Schroders plc	45,922	1,337,037
State Street Corp.	8,805	393,760
T. Rowe Price Group, Inc.	10,185	682,191
TradeStation Group, Inc.(1)	6,800	45,764
UBS AG(1)	114,720	2,278,101
Waddell & Reed Financial, Inc., Class A	400	16,152
		25,201,051
CHEMICALS — 1.4%
A. Schulman, Inc.	1,100	24,486
Air Liquide SA	14,672	1,899,336
Albemarle Corp.	29,500	1,698,020
Arch Chemicals, Inc.	600	21,570
Balchem Corp.	1,761	63,396

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

BASF SE	22,460	$ 1,867,679
CF Industries Holdings, Inc.	13,000	1,836,640
China BlueChemical Ltd. H Shares	566,000	438,236
Cytec Industries, Inc.	400	22,732
E.I. du Pont de Nemours & Co.	49,428	2,712,114
Flotek Industries, Inc.(1)	6,920	44,980
Georgia Gulf Corp.(1)	1,000	31,920
H.B. Fuller Co.	1,800	38,790
International Flavors & Fragrances, Inc.	10,900	620,755
Intrepid Potash, Inc.(1)	3,288	126,917
LG Chem Ltd.	3,382	1,114,698
Minerals Technologies, Inc.	8,112	526,307
Olin Corp.	1,400	26,054
OM Group, Inc.(1)	11,271	396,626
PPG Industries, Inc.	48,032	4,245,068
Sateri Holdings, Ltd.(1)	165,797	159,666
Sensient Technologies Corp.	900	30,042
Sigma-Aldrich Corp.	10,656	680,812
Solutia, Inc.(1)	6,866	159,360
Syngenta AG	3,630	1,216,642
TPC Group, Inc.(1)	2,851	82,821
Umicore SA	15,710	791,392
W.R. Grace & Co.(1)	21,467	816,605
Yara International ASA	14,490	768,201
Zagg, Inc.(1)	4,395	39,687
		22,501,552
COMMERCIAL BANKS — 3.1%
American National Bankshares, Inc.	1,200	26,124
Associated Banc-Corp.	3,500	50,645
Banco Bilbao Vizcaya Argentaria SA	164,112	2,025,968
Banco Santander Brasil SA ADR	42,148	513,363
Banco Santander SA	1,789	22,058
BancorpSouth, Inc.	2,100	33,474
Barclays plc	347,652	1,807,666
BNP Paribas	36,725	2,867,399
BOK Financial Corp.	1,031	52,942
Boston Private Financial Holdings, Inc.	6,800	48,212
Cathay General Bancorp.	6,570	116,420
CIMB Group Holdings Bhd	431,000	1,138,784
Comerica, Inc.	33,750	1,312,875
Commerce Bancshares, Inc.	24,631	989,181
Community Bank System, Inc.	1,000	25,160
Cullen/Frost Bankers, Inc.	600	35,136
CVB Financial Corp.	2,400	20,064
East West Bancorp., Inc.	1,100	25,542
Erste Group Bank AG	21,660	1,143,282
F.N.B. Corp.	4,100	41,123
First Commonwealth Financial Corp.	2,800	18,340
First Horizon National Corp.(1)	9,700	111,550
First Interstate Bancsystem, Inc.	1,700	24,285
First Midwest Bancorp., Inc.	2,900	35,003

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

First Republic Bank(1)	1,026	$ 30,011
FirstMerit Corp.	3,200	54,560
Fulton Financial Corp.	7,300	79,497
HDFC Bank Ltd.	9,880	447,945
Heritage Financial Corp.(1)	2,900	43,384
HSBC Holdings plc (Hong Kong)	247,797	2,876,329
IBERIABANK Corp.	800	45,832
ICICI Bank Ltd.	29,862	640,484
Industrial & Commercial Bank of China Ltd. H Shares	1,826,700	1,402,628
Itau Unibanco Holding SA Preference Shares	54,654	1,209,497
Kasikornbank PCL NVDR	164,200	631,022
Lakeland Financial Corp.	1,700	38,114
Lloyds Banking Group plc(1)	556,270	560,304
Marshall & Ilsley Corp.	3,400	26,418
MB Financial, Inc.	1,400	28,798
Mitsubishi UFJ Financial Group, Inc.	290,300	1,607,553
Nara Bancorp., Inc.(1)	5,253	55,051
National Bankshares, Inc.	900	26,100
Old National Bancorp.	3,000	33,600
OTP Bank plc(1)	11,548	345,603
Pacific Continental Corp.	2,400	24,168
Park Sterling Corp.(1)	6,700	33,433
Pinnacle Financial Partners, Inc.(1)	4,506	71,871
PNC Financial Services Group, Inc.	50,039	3,087,406
Powszechna Kasa Oszczednosci Bank Polski SA	162,637	2,380,939
PrivateBancorp, Inc.	3,845	55,060
PT Bank Mandiri (Persero) Tbk	1,470,801	967,029
PT Bank Rakyat Indonesia (Persero) Tbk	741,000	394,797
Sandy Spring Bancorp, Inc.	3,413	65,154
Sberbank of Russia	775,515	2,745,323
Sterling Bancshares, Inc.	2,700	24,435
SunTrust Banks, Inc.	29,355	885,640
Swedbank AB A Shares(1)	126,560	2,228,028
Synovus Financial Corp.	14,400	36,720
Texas Capital Bancshares, Inc.(1)	2,279	57,522
Trico Bancshares	2,100	34,083
Trustmark Corp.	1,200	28,140
Turkiye Garanti Bankasi AS	201,670	893,087
U.S. Bancorp.	113,151	3,137,677
Umpqua Holdings Corp.	2,600	29,744
UniCredit SpA	408,320	1,049,728
United Bankshares, Inc.	1,100	31,504
Washington Banking Co.	1,800	25,380
Webster Financial Corp.	3,400	78,812
Wells Fargo & Co.	312,680	10,087,057
West Coast Bancorp.(1)	12,767	43,025
Whitney Holding Corp.	2,400	34,032
Wintrust Financial Corp.	1,200	40,296
		51,237,416
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Aggreko plc	44,780	1,053,367

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Avery Dennison Corp.	17,000	$ 678,640
Brink's Co. (The)	1,100	33,957
Cintas Corp.	18,369	516,536
Deluxe Corp.	2,481	63,389
IESI-BFC Ltd.	2,100	52,248
Metalico, Inc.(1)	5,700	36,252
Pitney Bowes, Inc.	15,259	384,222
Republic Services, Inc.	87,783	2,599,255
Steelcase, Inc., Class A	6,296	61,134
Stericycle, Inc.(1)	15,400	1,330,868
SYKES Enterprises, Inc.(1)	3,400	63,240
Team, Inc.(1)	2,587	67,081
US Ecology, Inc.	3,100	52,111
Waste Management, Inc.	10,993	407,401
		7,399,701
COMMUNICATIONS EQUIPMENT — 1.2%
AAC Acoustic Technologies Holdings, Inc.	244,000	612,820
Acme Packet, Inc.(1)	3,839	288,846
Bel Fuse, Inc., Class B	1,500	32,850
Blue Coat Systems, Inc.(1)	2,971	83,604
Cisco Systems, Inc.(1)	157,346	2,920,342
Comba Telecom Systems Holdings Ltd.	360,820	378,518
DG FastChannel, Inc.(1)	1,300	43,043
Emulex Corp.(1)	46,948	516,428
F5 Networks, Inc.(1)	17,000	2,006,170
Finisar Corp.(1)	4,645	190,538
Harris Corp.	32,923	1,536,187
HTC Corp.	103,250	3,751,436
Juniper Networks, Inc.(1)	23,097	1,016,268
Netgear, Inc.(1)	3,789	124,279
Oplink Communications, Inc.(1)	5,841	158,934
Opnext, Inc.(1)	10,574	44,305
Plantronics, Inc.	1,961	68,419
QUALCOMM, Inc.	61,505	3,664,468
RADWARE Ltd.(1)	823	31,002
Research In Motion Ltd.(1)	26,227	1,734,654
Riverbed Technology, Inc.(1)	3,868	159,710
Sycamore Networks, Inc.	1,104	23,570
Telefonaktiebolaget LM Ericsson B Shares	65,250	839,629
Tellabs, Inc.	7,100	38,269
ZTE Corp. H Shares	58,600	270,126
		20,534,415
COMPUTERS & PERIPHERALS — 1.6%
Apple, Inc.(1)	34,956	12,346,809
Avid Technology, Inc.(1)	2,792	61,592
Cray, Inc.(1)	3,364	24,826
Dell, Inc.(1)	163,693	2,591,260
Electronics for Imaging, Inc.(1)	2,900	44,747
EMC Corp.(1)	101,718	2,767,747
Hewlett-Packard Co.	60,700	2,648,341
Lexmark International, Inc., Class A(1)	46,986	1,763,385

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

NetApp, Inc.(1)	39,276	$ 2,028,998
SanDisk Corp.(1)	2,901	143,890
Seagate Technology plc(1)	15,459	196,329
Stratasys, Inc.(1)	1,414	64,167
Western Digital Corp.(1)	62,695	1,917,213
Wistron Corp.	170,355	303,914
		26,903,218
CONSTRUCTION & ENGINEERING — 0.2%
Comfort Systems USA, Inc.	1,800	23,886
EMCOR Group, Inc.(1)	2,300	73,278
Foster Wheeler AG(1)	16,200	585,792
Granite Construction, Inc.	6,800	193,800
KBR, Inc.	69,336	2,274,221
Larsen & Toubro Ltd.	40	1,350
Pike Electric Corp.(1)	5,200	50,544
URS Corp.(1)	1,482	68,957
		3,271,828
CONSTRUCTION MATERIALS — 0.1%
China National Building Material Co. Ltd. H Shares	164,000	402,630
Headwaters, Inc.(1)	7,686	38,968
Holcim Ltd.	15,170	1,113,544
Martin Marietta Materials, Inc.	300	26,658
PT Semen Gresik (Persero) Tbk	315,500	309,366
Texas Industries, Inc.	800	32,624
		1,923,790
CONSUMER FINANCE — 0.3%
American Express Co.	47,520	2,070,446
Cash America International, Inc.	20,962	895,287
Discover Financial Services	52,100	1,133,175
EZCORP, Inc., Class A(1)	2,252	64,587
International Personal Finance plc	110,547	597,359
World Acceptance Corp.(1)	2,312	138,281
		4,899,135
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	13,502	487,422
Bemis Co., Inc.	36,861	1,210,884
Crown Holdings, Inc.(1)	30,775	1,184,222
Graphic Packaging Holding Co.(1)	39,474	205,265
Silgan Holdings, Inc.	1,300	47,424
Sonoco Products Co.	1,600	57,728
		3,192,945
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	900	30,555
Genuine Parts Co.	4,459	234,945
Li & Fung Ltd.	260,000	1,582,434
		1,847,934
DIVERSIFIED — 0.2%
iShares MSCI EAFE Index Fund	24,429	1,503,605
iShares Russell 1000 Growth Index Fund	3,400	206,244
iShares Russell 2000 Index Fund	2,000	164,540

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

iShares Russell Midcap Value Index Fund	33,666	$ 1,604,522
		3,478,911
DIVERSIFIED CONSUMER SERVICES — 0.2%
Career Education Corp.(1)	5,579	134,510
ITT Educational Services, Inc.(1)	32,089	2,433,950
Regis Corp.	1,300	22,789
Sotheby's	4,637	228,233
		2,819,482
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Bank of America Corp.	475,707	6,797,853
Citigroup, Inc.(1)	914,745	4,281,007
Compass Diversified Holdings	2,700	43,767
Deutsche Boerse AG	5,210	400,026
Encore Capital Group, Inc.(1)	1,391	37,877
JPMorgan Chase & Co.	220,379	10,289,495
McGraw-Hill Cos., Inc. (The)	53,326	2,062,650
ORIX Corp.	12,940	1,447,356
		25,360,031
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	379,149	10,760,248
Atlantic Tele-Network, Inc.	1,300	50,687
CenturyLink, Inc.	13,300	547,694
China Unicom (Hong Kong) Ltd.	396,000	661,017
China Unicom (Hong Kong) Ltd. ADR	111,068	1,853,725
Consolidated Communications Holdings, Inc.	15,824	289,421
General Communication, Inc., Class A(1)	5,898	71,307
Qwest Communications International, Inc.	262,463	1,789,998
TELUS Corp.	12,904	639,522
Verizon Communications, Inc.	196,122	7,240,824
Vonage Holdings Corp.(1)	14,735	65,129
Windstream Corp.	17,888	224,315
		24,193,887
ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	47,063	1,683,914
Central Vermont Public Service Corp.	1,900	40,394
Entergy Corp.	27,779	1,977,865
Exelon Corp.	34,089	1,423,557
Fortum Oyj	27,860	863,099
Great Plains Energy, Inc.	8,663	166,330
IDACORP, Inc.	5,034	189,983
Northeast Utilities	22,286	758,615
NV Energy, Inc.	78,361	1,151,123
Portland General Electric Co.	24,661	577,561
PPL Corp.	34,800	884,964
Unitil Corp.	1,500	34,215
Westar Energy, Inc.	45,334	1,178,684
		10,930,304
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	400	22,608
Belden, Inc.	900	32,967
Brady Corp., Class A	2,800	100,072

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Cooper Industries plc	14,600	$ 939,510
Crompton Greaves Ltd.	42,939	232,126
Emerson Electric Co.	17,991	1,073,343
Encore Wire Corp.	3,000	70,380
Hubbell, Inc., Class B	15,145	1,022,439
LSI Industries, Inc.	4,000	30,960
Regal-Beloit Corp.	400	29,180
Rockwell Automation, Inc.	40,994	3,596,404
Satcon Technology Corp.(1)	13,581	49,435
Schneider Electric SA	13,489	2,231,836
Thomas & Betts Corp.(1)	24,978	1,383,531
Valence Technology, Inc.(1)	19,241	29,054
		10,843,845
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Anixter International, Inc.	283	20,268
Benchmark Electronics, Inc.(1)	2,300	43,378
Cognex Corp.	5,606	156,463
CrucialTec Co. Ltd.(1)	8,355	362,730
Daktronics, Inc.	7,438	85,165
DDi Corp.	6,726	69,749
Electro Scientific Industries, Inc.(1)	3,300	50,292
Hon Hai Precision Industry Co. Ltd.	488,950	1,800,618
Jabil Circuit, Inc.	85,824	1,839,208
KEMET Corp.(1)	10,363	144,046
LeCroy Corp.(1)	3,077	43,201
Littelfuse, Inc.	3,675	194,150
Measurement Specialties, Inc.(1)	1,108	34,282
Methode Electronics, Inc.	2,400	28,080
Molex, Inc., Class A	18,577	427,643
MTS Systems Corp.	1,505	69,697
Murata Manufacturing Co. Ltd.	19,900	1,479,029
Park Electrochemical Corp.	1,400	44,520
PC Connection, Inc.(1)	1,900	16,150
Plexus Corp.(1)	3,100	97,433
Rogers Corp.(1)	900	42,444
Synnex Technology International Corp.	155,000	368,367
Tech Data Corp.(1)	600	29,748
Trimble Navigation Ltd.(1)	20,500	1,007,575
Tyco Electronics Ltd.	49,404	1,780,520
Vishay Intertechnology, Inc.(1)	110,594	1,929,865
		12,164,621
ENERGY EQUIPMENT & SERVICES — 1.6%
Atwood Oceanics, Inc.(1)	15,200	691,904
Baker Hughes, Inc.	5,400	383,670
Basic Energy Services, Inc.(1)	3,849	73,824
Bristow Group, Inc.(1)	800	38,336
Bronco Drilling Co., Inc.(1)	8,115	72,629
Cal Dive International, Inc.(1)	6,500	44,720
China Oilfield Services Ltd. H Shares	308,000	613,785
Complete Production Services, Inc.(1)	22,092	636,471
Core Laboratories NV	16,724	1,728,425

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Dawson Geophysical Co.(1)	1,158	$ 57,807
Dril-Quip, Inc.(1)	8,417	645,584
FMC Technologies, Inc.(1)	14,561	1,369,462
Global Industries Ltd.(1)	3,100	27,838
Halliburton Co.	11,514	540,467
Helix Energy Solutions Group, Inc.(1)	3,100	47,740
Key Energy Services, Inc.(1)	3,300	51,150
McDermott International, Inc.(1)	40,100	920,295
National Oilwell Varco, Inc.	32,400	2,578,068
North American Energy Partners, Inc.(1)	5,943	78,388
OYO Geospace Corp.(1)	642	65,279
Petrofac Ltd.	32,536	736,788
Petroleum Geo-Services ASA(1)	49,960	823,864
Pioneer Drilling Co.(1)	13,685	154,914
Saipem SpA	58,444	2,951,783
Schlumberger Ltd.	53,830	5,028,799
SEACOR Holdings, Inc.	13,133	1,244,614
Seadrill Ltd.	30,940	1,178,993
Technip SA	19,170	1,892,494
Tetra Technologies, Inc.(1)	5,800	80,098
Transocean Ltd.(1)	11,500	973,245
Unit Corp.(1)	700	41,650
		25,773,084
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	26,929	2,014,020
CP ALL PCL	453,200	578,080
CVS Caremark Corp.	75,108	2,483,071
Jeronimo Martins SGPS SA	95,360	1,529,099
Kroger Co. (The)	66,200	1,515,980
Magnit OJSC GDR	61,826	1,755,858
Metro AG	12,970	948,592
PriceSmart, Inc.	3,438	122,358
Ruddick Corp.	500	18,350
SYSCO Corp.	58,174	1,616,656
Tesco plc	157,185	1,032,843
Village Super Market, Inc., Class A	800	24,032
Walgreen Co.	67,671	2,932,861
Wal-Mart de Mexico SAB de CV	222,771	638,356
Wal-Mart Stores, Inc.	57,685	2,998,466
Weis Markets, Inc.	1,900	75,373
Wesfarmers Ltd.	32,015	1,079,908
Whole Foods Market, Inc.	56,232	3,292,946
		24,656,849
FOOD PRODUCTS — 1.5%
ConAgra Foods, Inc.	68,244	1,580,531
Corn Products International, Inc.	30,014	1,465,284
Danone SA	28,110	1,762,248
Dole Food Co., Inc.(1)	1,700	25,075
Farmer Bros. Co.	1,700	22,321
General Mills, Inc.	47,394	1,760,213
H.J. Heinz Co.	25,499	1,280,560

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Hershey Co. (The)	61,594	$ 3,222,598
Hormel Foods Corp.	5,378	147,357
Kellogg Co.	48,265	2,585,073
Kraft Foods, Inc., Class A	64,300	2,047,312
Mead Johnson Nutrition Co.	25,599	1,532,100
Nestle SA	43,510	2,463,272
PT Indofood CBP Sukses Makmur Tbk(1)	477,500	247,641
Ralcorp Holdings, Inc.(1)	1,000	64,850
Sara Lee Corp.	74,204	1,270,373
Seneca Foods Corp., Class A(1)	1,100	30,943
TreeHouse Foods, Inc.(1)	900	46,953
Tyson Foods, Inc., Class A	116,454	2,169,538
Unilever NV CVA	39,283	1,184,728
Unilever NV New York Shares	12,800	387,072
		25,296,042
GAS UTILITIES — 0.1%
AGL Resources, Inc.	16,235	617,093
Atmos Energy Corp.	800	27,056
Chesapeake Utilities Corp.	1,000	40,840
PT Perusahaan Gas Negara	625,000	251,516
WGL Holdings, Inc.	1,100	41,800
		978,305
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Abaxis, Inc.(1)	550	14,586
Align Technology, Inc.(1)	1,557	32,463
American Medical Systems Holdings, Inc.(1)	1,948	42,681
Arthrocare Corp.(1)	685	23,626
Boston Scientific Corp.(1)	50,987	365,067
C.R. Bard, Inc.	13,400	1,309,984
CareFusion Corp.(1)	29,572	807,907
Cie Generale d'Optique Essilor International SA	8,050	574,870
Cooper Cos., Inc. (The)	5,905	365,047
Covidien plc	37,798	1,944,707
Cutera, Inc.(1)	3,300	31,878
Cyberonics, Inc.(1)	746	24,640
DENTSPLY International, Inc.	8,283	309,536
DexCom, Inc.(1)	1,609	23,540
Edwards Lifesciences Corp.(1)	6,146	522,656
Gen-Probe, Inc.(1)	5,620	353,386
Haemonetics Corp.(1)	695	42,847
HeartWare International, Inc.(1)	245	20,600
ICU Medical, Inc.(1)	800	33,592
Immucor, Inc.(1)	1,899	36,973
Insulet Corp.(1)	1,129	19,983
Integra LifeSciences Holdings Corp.(1)	571	28,636
Intuitive Surgical, Inc.(1)	1,764	578,504
Masimo Corp.	1,379	41,563
Medtronic, Inc.	56,349	2,249,452
Meridian Bioscience, Inc.	1,035	22,325
Mettler-Toledo International, Inc.(1)	1,900	325,603
Neogen Corp.(1)	637	23,817

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

NuVasive, Inc.(1)	972	$ 25,982
Sirona Dental Systems, Inc.(1)	882	44,506
Sonova Holding AG	5,500	731,676
STERIS Corp.	1,491	50,470
Symmetry Medical, Inc.(1)	12,037	108,814
Utah Medical Products, Inc.	1,170	32,257
Varian Medical Systems, Inc.(1)	18,900	1,309,392
Volcano Corp.(1)	1,330	34,899
West Pharmaceutical Services, Inc.	875	35,971
Young Innovations, Inc.	4,500	142,515
Zimmer Holdings, Inc.(1)	37,781	2,355,267
Zoll Medical Corp.(1)	601	27,814
		15,070,032
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Aetna, Inc.	21,800	814,448
Alliance HealthCare Services, Inc.(1)	9,600	39,744
Almost Family, Inc.(1)	400	15,600
Amedisys, Inc.(1)	762	27,371
AMERIGROUP Corp.(1)	600	34,410
Amsurg Corp.(1)	2,000	47,260
Assisted Living Concepts, Inc., Class A(1)	800	28,760
Bio-Reference Labs, Inc.(1)	639	13,368
Cardinal Health, Inc.	50,646	2,108,900
Catalyst Health Solutions, Inc.(1)	989	44,713
Chemed Corp.	1,110	72,638
Community Health Systems, Inc.(1)	600	24,522
Express Scripts, Inc.(1)	61,107	3,435,436
Fresenius Medical Care AG & Co. KGaA	17,220	1,140,017
Health Management Associates, Inc., Class A(1)	2,600	26,000
Health Net, Inc.(1)	21,479	631,912
HealthSouth Corp.(1)	2,364	57,233
Healthspring, Inc.(1)	1,100	41,404
HMS Holdings Corp.(1)	749	56,594
Humana, Inc.(1)	34,486	2,241,935
Kindred Healthcare, Inc.(1)	1,100	27,412
Landauer, Inc.	214	13,461
LifePoint Hospitals, Inc.(1)	34,265	1,335,650
Lincare Holdings, Inc.	800	23,472
Magellan Health Services, Inc.(1)	10,748	515,689
Medco Health Solutions, Inc.(1)	30,608	1,886,677
MWI Veterinary Supply, Inc.(1)	303	20,974
National Healthcare Corp.	1,900	90,440
Owens & Minor, Inc.	3,701	115,471
Patterson Cos., Inc.	32,508	1,085,117
PSS World Medical, Inc.(1)	1,468	38,197
Quest Diagnostics, Inc.	9,800	556,150
Select Medical Holdings Corp.(1)	24,953	194,633
Sun Healthcare Group, Inc.(1)	1,200	17,640
U.S. Physical Therapy, Inc.(1)	1,900	37,563
UnitedHealth Group, Inc.	63,766	2,715,156

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

WellPoint, Inc.(1)	16,000	$ 1,063,520
		20,639,487
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	837	37,950
MedAssets, Inc.(1)	1,207	17,103
Quality Systems, Inc.	496	39,630
SXC Health Solutions Corp.(1)	40,400	1,993,740
		2,088,423
HOTELS, RESTAURANTS & LEISURE — 1.2%
Accor SA	27,777	1,306,124
Bally Technologies, Inc.(1)	1,700	65,671
Bob Evans Farms, Inc.	900	28,206
Brinker International, Inc.	2,400	56,736
Buffalo Wild Wings, Inc.(1)	600	31,794
Carnival plc	34,431	1,541,490
CEC Entertainment, Inc.(1)	30,201	1,168,477
Chipotle Mexican Grill, Inc.(1)	6,173	1,512,385
Compass Group plc	64,064	576,446
Ctrip.com International Ltd. ADR(1)	17,126	663,975
DineEquity, Inc.(1)	233	13,330
Domino's Pizza, Inc.(1)	1,379	23,264
Hyatt Hotels Corp., Class A(1)	5,136	234,972
International Speedway Corp., Class A	14,815	410,672
Jack in the Box, Inc.(1)	1,800	39,600
Las Vegas Sands Corp.(1)	34,536	1,610,759
McDonald's Corp.	26,784	2,027,013
MGM Resorts International(1)	14,994	209,016
Orient-Express Hotels Ltd., Class A(1)	2,000	25,240
Panera Bread Co., Class A(1)	7,000	817,250
Pinnacle Entertainment, Inc.(1)	3,115	40,900
Red Robin Gourmet Burgers, Inc.(1)	1,800	42,948
Royal Caribbean Cruises Ltd.(1)	45,100	1,974,929
Ruby Tuesday, Inc.(1)	1,500	20,040
Speedway Motorsports, Inc.	16,594	242,604
Starbucks Corp.	33,223	1,095,695
Starwood Hotels & Resorts Worldwide, Inc.	49,618	3,031,660
Vail Resorts, Inc.(1)	1,000	48,800
Whitbread plc	17,020	493,054
Wyndham Worldwide Corp.	6,300	197,064
Wynn Macau Ltd.	296,304	802,775
Wynn Resorts Ltd.	1,400	172,102
		20,524,991
HOUSEHOLD DURABLES — 0.2%
CSS Industries, Inc.	1,500	26,250
Deer Consumer Products, Inc.(1)	2,854	31,451
Ethan Allen Interiors, Inc.	1,200	26,460
Furniture Brands International, Inc.(1)	9,400	41,172
Helen of Troy Ltd.(1)	700	19,551
Lennar Corp., Class A	3,400	68,544
M.D.C. Holdings, Inc.	1,100	28,875
MRV Engenharia e Participacoes SA	36,000	285,828

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

PDG Realty SA Empreendimentos e Participacoes	110,200	$ 600,079
Stanley Black & Decker, Inc.	5,892	446,790
Tempur-Pedic International, Inc.(1)	6,276	294,595
Toll Brothers, Inc.(1)	4,983	105,939
Turkiye Sise ve Cam Fabrikalari AS(1)	203,299	352,237
Whirlpool Corp.	15,155	1,250,287
		3,578,058
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	12,600	950,544
Clorox Co.	19,870	1,346,391
Colgate-Palmolive Co.	2,557	200,776
Energizer Holdings, Inc.(1)	15,863	1,060,124
Kimberly-Clark Corp.	29,289	1,930,145
LG Household & Health Care Ltd.	1,541	488,795
Procter & Gamble Co. (The)	149,238	9,409,456
Reckitt Benckiser Group plc	27,730	1,429,013
Unicharm Corp.	10,900	420,384
		17,235,628
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
International Power plc	74,450	404,602
NRG Energy, Inc.(1)	87,147	1,742,069
		2,146,671
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	37,104	3,422,102
Alfa SAB de CV, Series A	32,591	405,526
General Electric Co.	562,515	11,767,814
Koninklijke Philips Electronics NV	25,686	838,638
Raven Industries, Inc.	2,939	159,470
Seaboard Corp.	14	32,483
Siemens AG	17,370	2,339,206
Textron, Inc.	61,699	1,671,426
Tredegar Corp.	1,100	21,472
Tyco International Ltd.	35,685	1,617,958
		22,276,095
INSURANCE — 2.5%
ACE Ltd.	36,102	2,283,452
Admiral Group plc	53,671	1,473,657
Aflac, Inc.	19,456	1,145,180
Allianz SE	12,620	1,818,123
Allied World Assurance Co. Holdings Ltd.	25,178	1,553,734
Allstate Corp. (The)	85,521	2,717,857
Alterra Capital Holdings Ltd.	3,000	64,890
American Equity Investment Life Holding Co.	1,700	22,440
American Financial Group, Inc.	55,415	1,919,021
Amtrust Financial Services, Inc.	2,590	49,806
Aon Corp.	23,442	1,233,987
Aspen Insurance Holdings Ltd.	2,100	62,055
Baldwin & Lyons, Inc., Class B	1,500	36,585
Berkshire Hathaway, Inc., Class B(1)	26,642	2,325,314
Chubb Corp. (The)	56,210	3,410,823
Hanover Insurance Group, Inc. (The)	900	41,823

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

HCC Insurance Holdings, Inc.	40,070	$ 1,247,780
Horace Mann Educators Corp.	1,060	17,967
Loews Corp.	90,935	3,932,939
Marsh & McLennan Cos., Inc.	34,311	1,044,427
Mercer Insurance Group, Inc.	2,300	64,630
Ping An Insurance Group Co. of China Ltd. H Shares	126,500	1,297,811
Platinum Underwriters Holdings Ltd.	1,000	41,700
Principal Financial Group, Inc.	90,409	3,097,412
ProAssurance Corp.(1)	800	50,664
Prudential Financial, Inc.	46,606	3,068,073
Safety Insurance Group, Inc.	859	41,335
Symetra Financial Corp.	30,977	442,971
Torchmark Corp.	12,500	815,625
Transatlantic Holdings, Inc.	19,772	1,006,988
Travelers Cos., Inc. (The)	72,053	4,318,136
United Fire & Casualty Co.	1,100	22,759
Unum Group	19,105	506,856
Validus Holdings Ltd.	800	24,760
Willis Group Holdings plc	2,288	88,980
		41,290,560
INTERNET & CATALOG RETAIL — 0.4%
Expedia, Inc.	5,867	116,519
Netflix, Inc.(1)	17,639	3,645,452
priceline.com, Inc.(1)	5,071	2,301,625
Rakuten, Inc.	881	782,944
Shutterfly, Inc.(1)	1,074	45,860
		6,892,400
INTERNET SOFTWARE & SERVICES — 1.1%
Akamai Technologies, Inc.(1)	11,300	424,089
Ancestry.com, Inc.(1)	3,349	110,048
AOL, Inc.(1)	29,163	608,632
Baidu, Inc. ADR(1)	30,663	3,715,129
Dice Holdings, Inc.(1)	9,770	134,142
EarthLink, Inc.	33,505	275,746
Google, Inc., Class A(1)	10,932	6,705,689
Internap Network Services Corp.(1)	8,400	57,120
Keynote Systems, Inc.	3,259	57,326
KIT Digital, Inc.(1)	1,922	25,005
Limelight Networks, Inc.(1)	4,845	33,673
MercadoLibre, Inc.(1)	8,735	574,588
Monster Worldwide, Inc.(1)	14,200	243,530
Rackspace Hosting, Inc.(1)	2,639	97,405
RealNetworks, Inc.(1)	6,508	25,056
Tencent Holdings Ltd.	46,900	1,240,550
Travelzoo, Inc.(1)	1,757	69,314
ValueClick, Inc.(1)	3,804	56,794
VeriSign, Inc.	39,600	1,397,484
Vocus, Inc.(1)	5,068	123,152
WebMD Health Corp.(1)	15,100	875,800
Yahoo Japan Corp.	1,532	575,869

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Zix Corp.(1)	18,833	$ 69,494
		17,495,635
IT SERVICES — 1.6%
Accenture plc, Class A	114,548	5,896,931
Automatic Data Processing, Inc.	32,219	1,610,950
Booz Allen Hamilton Holding Corp.(1)	19,593	362,275
Cass Information Systems, Inc.	400	15,620
Cognizant Technology Solutions Corp., Class A(1)	24,100	1,852,567
Computer Sciences Corp.	21,807	1,049,571
DST Systems, Inc.	1,800	91,800
Euronet Worldwide, Inc.(1)	1,500	27,105
Fiserv, Inc.(1)	7,100	449,217
Infosys Technologies Ltd.	45,521	3,014,050
International Business Machines Corp.	60,915	9,860,920
InterXion Holding NV(1)	5,400	79,164
MasterCard, Inc., Class A	4,008	964,165
MAXIMUS, Inc.	258	19,092
NeuStar, Inc., Class A(1)	1,300	32,825
TeleTech Holdings, Inc.(1)	1,546	35,218
Total System Services, Inc.	5,600	99,400
Visa, Inc., Class A	3,689	269,481
		25,730,351
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	2,200	27,962
Mattel, Inc.	11,746	294,355
Polaris Industries, Inc.	25,688	1,938,159
		2,260,476
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.(1)	14,200	597,536
Bruker Corp.(1)	21,985	421,892
Dionex Corp.(1)	477	56,200
Illumina, Inc.(1)	22,200	1,540,680
Luminex Corp.(1)	958	18,029
PAREXEL International Corp.(1)	1,563	36,684
Pharmaceutical Product Development, Inc.	1,200	32,964
Sequenom, Inc.(1)	2,613	16,044
Thermo Fisher Scientific, Inc.(1)	9,410	525,266
Waters Corp.(1)	11,500	955,075
		4,200,370
MACHINERY — 2.4%
3D Systems Corp.(1)	2,213	108,326
Actuant Corp., Class A	800	22,640
AGCO Corp.(1)	29,200	1,599,576
Alfa Laval AB	53,880	1,099,956
Altra Holdings, Inc.(1)	11,232	242,948
ArvinMeritor, Inc.(1)	29,700	532,224
Atlas Copco AB A Shares	61,250	1,538,600
Barnes Group, Inc.	1,500	31,920
Blount International, Inc.(1)	2,328	35,386
Briggs & Stratton Corp.	1,500	30,195
Cascade Corp.	1,824	89,121

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Caterpillar, Inc.	42,720	$ 4,397,170
CIRCOR International, Inc.	762	30,213
CNH Global NV(1)	26,070	1,263,092
Colfax Corp.(1)	1,300	28,834
Commercial Vehicle Group, Inc.(1)	3,904	61,527
Cummins, Inc.	18,500	1,870,720
Deere & Co.	23,466	2,115,460
Doosan Infracore Co. Ltd.(1)	41,520	943,595
Douglas Dynamics, Inc.	900	14,400
Dover Corp.	9,200	591,100
Dynamic Materials Corp.	1,500	39,645
Eaton Corp.	22,682	2,512,712
EnPro Industries, Inc.(1)	2,851	113,128
FANUC CORP.	8,600	1,333,024
FreightCar America, Inc.(1)	600	16,872
Graham Corp.	1,784	37,874
Harsco Corp.	19,456	664,812
Hyundai Heavy Industries Co. Ltd.	3,826	1,474,602
Illinois Tool Works, Inc.	30,888	1,671,041
Ingersoll-Rand plc	25,500	1,155,150
Joy Global, Inc.	17,543	1,708,337
Kaydon Corp.	27,740	1,088,518
Komatsu Ltd.	66,800	2,037,357
Lincoln Electric Holdings, Inc.	400	28,552
Lindsay Corp.	3,343	236,049
Middleby Corp.(1)	1,276	114,419
Mueller Industries, Inc.	2,200	74,756
Mueller Water Products, Inc., Class A	12,300	49,938
NACCO Industries, Inc., Class A	740	92,167
NN, Inc.(1)	5,272	64,582
Oshkosh Corp.(1)	900	32,103
Parker-Hannifin Corp.	23,485	2,094,392
Robbins & Myers, Inc.	4,614	196,695
Sandvik AB	65,260	1,251,909
Sany Heavy Equipment International Holdings Co. Ltd.	294,000	405,439
Sauer-Danfoss, Inc.(1)	5,393	164,648
Tata Motors Ltd.	17,776	425,206
Terex Corp.(1)	14,200	479,250
Timken Co.	22,556	1,098,928
Titan International, Inc.	10,397	249,736
Twin Disc, Inc.	1,212	39,220
Volvo AB B Shares(1)	100,890	1,745,854
Wabash National Corp.(1)	15,408	160,551
WABCO Holdings, Inc.(1)	14,757	862,252
		40,366,721
MARINE — 0.1%
Alexander & Baldwin, Inc.	800	33,552
Diana Containerships, Inc.(1)	231	2,772
Diana Shipping, Inc.(1)	7,200	89,712
Genco Shipping & Trading Ltd.(1)	2,800	33,992

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Kuehne + Nagel International AG	7,578	$ 1,018,719
		1,178,747
MEDIA — 1.6%
AirMedia Group, Inc. ADR(1)	2,722	17,938
Belo Corp., Class A(1)	6,700	53,399
CBS Corp., Class B	99,800	2,381,228
Charter Communications, Inc., Class A(1)	4,293	196,491
Comcast Corp., Class A	239,338	6,165,347
CTC Media, Inc.	26,882	565,597
DirecTV, Class A(1)	32,172	1,478,947
E.W. Scripps Co. (The), Class A(1)	8,394	80,331
Entercom Communications Corp., Class A(1)	3,200	41,856
Entravision Communications Corp., Class A(1)	17,400	40,890
Focus Media Holding Ltd. ADR(1)	48,078	1,275,029
Gannett Co., Inc.	3,204	52,898
Harte-Hanks, Inc.	1,800	22,842
Imax Corp.(1)	28,300	750,233
Journal Communications, Inc., Class A(1)	6,100	37,454
Kabel Deutschland Holding AG(1)	13,930	758,912
Knology, Inc.(1)	1,900	26,448
LIN TV Corp., Class A(1)	10,400	63,544
Modern Times Group AB B Shares	7,950	531,707
Naspers Ltd. N Shares	19,429	1,116,069
Publicis Groupe SA	25,365	1,446,825
Scripps Networks Interactive, Inc., Class A	19,143	994,287
Time Warner Cable, Inc.	10,400	750,672
Time Warner, Inc.	124,567	4,758,459
Viacom, Inc., Class B	31,100	1,388,926
Walt Disney Co. (The)	39,261	1,717,276
		26,713,605
METALS & MINING — 2.1%
Allied Nevada Gold Corp.(1)	1,968	59,709
Antofagasta plc	98,918	2,262,541
BHP Billiton Ltd.	52,089	2,445,417
Brush Engineered Materials, Inc.(1)	3,184	139,364
Century Aluminum Co.(1)	1,800	30,510
Cliffs Natural Resources, Inc.	31,598	3,067,218
Coeur d'Alene Mines Corp.(1)	2,200	69,322
Commercial Metals Co.	2,400	40,008
Exxaro Resources Ltd.	31,862	697,646
Ferrexpo plc	112,681	768,439
Freeport-McMoRan Copper & Gold, Inc.	83,246	4,407,876
Globe Specialty Metals, Inc.	6,376	148,497
Grupo Mexico SAB de CV, Series B	154,971	590,561
Haynes International, Inc.	500	25,920
Hecla Mining Co.(1)	5,600	56,840
Hyundai Steel Co.	6,243	716,315
Impala Platinum Holdings Ltd.	11,477	338,747
Kaiser Aluminum Corp.	400	20,212
Mesabi Royalty Trust	2,539	95,136
Mongolian Mining Corp.(1)	377,800	479,284

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Newmont Mining Corp.	65,032	$ 3,594,319
Nucor Corp.	18,500	887,260
Rio Tinto plc	44,040	3,085,327
Royal Gold, Inc.	500	24,810
RTI International Metals, Inc.(1)	700	19,950
Schnitzer Steel Industries, Inc., Class A	300	19,260
Thompson Creek Metals Co., Inc.(1)	3,700	48,766
ThyssenKrupp AG	25,550	1,062,315
Vale SA Preference Shares	133,700	3,969,696
Walter Energy, Inc.	13,306	1,610,159
Worthington Industries, Inc.	1,200	23,232
Xingda International Holdings Ltd.	274,000	242,406
Xstrata plc	128,390	2,932,477
		33,979,539
MULTILINE RETAIL — 0.5%
Big Lots, Inc.(1)	2,000	82,060
Dillard's, Inc., Class A	600	25,404
Dollar Tree, Inc.(1)	24,600	1,237,872
Fred's, Inc., Class A	3,500	48,230
Kohl's Corp.(1)	33,190	1,788,609
Macy's, Inc.	40,900	977,510
Target Corp.	93,788	4,928,559
		9,088,244
MULTI-UTILITIES — 0.4%
Avista Corp.	1,500	33,480
Black Hills Corp.	1,200	36,984
Consolidated Edison, Inc.	5,534	276,589
Integrys Energy Group, Inc.	45,852	2,245,373
MDU Resources Group, Inc.	4,500	96,615
NorthWestern Corp.	900	26,739
PG&E Corp.	63,001	2,901,826
Vectren Corp.	1,000	26,320
Wisconsin Energy Corp.	4,600	272,320
Xcel Energy, Inc.	31,860	762,728
		6,678,974
OFFICE ELECTRONICS — 0.1%
Canon, Inc.	29,100	1,401,552
OIL, GAS & CONSUMABLE FUELS — 4.9%
Apache Corp.	13,700	1,707,294
Banpu PCL	35,150	834,633
Berry Petroleum Co., Class A	1,400	72,786
BG Group plc	122,250	2,974,080
Bill Barrett Corp.(1)	1,600	62,208
BP Prudhoe Bay Royalty Trust	273	31,147
Brigham Exploration Co.(1)	22,300	815,734
Canadian Natural Resources Ltd.	38,488	1,935,946
Chevron Corp.	125,054	12,974,353
Cimarex Energy Co.	7,450	865,169
CNOOC Ltd.	1,246,000	2,828,618
Concho Resources, Inc.(1)	18,300	1,949,316
ConocoPhillips	111,638	8,693,251

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Crosstex Energy LP	5,840	$ 99,280
Devon Energy Corp.	6,444	589,239
DHT Holdings, Inc.	5,951	27,672
EQT Corp.	25,157	1,240,240
Exxon Mobil Corp.	222,173	19,002,457
Forest Oil Corp.(1)	3,241	115,023
Frontier Oil Corp.(1)	1,900	53,010
Goodrich Petroleum Corp.(1)	5,823	118,440
Gulfport Energy Corp.(1)	2,993	88,563
Hugoton Royalty Trust	606	13,271
Imperial Oil Ltd.	42,969	2,237,457
Kinder Morgan, Inc.(1)	6,470	197,335
Murphy Oil Corp.	46,868	3,446,204
Noble Energy, Inc.	2,936	272,050
Nordic American Tanker Shipping	4,100	100,409
NovaTek OAO GDR	7,249	941,645
Occidental Petroleum Corp.	59,630	6,080,471
Overseas Shipholding Group, Inc.	4,600	155,296
Pacific Rubiales Energy Corp.	14,526	486,817
Patriot Coal Corp.(1)	2,300	54,280
Penn Virginia Corp.	4,600	74,842
Petroleo Brasileiro SA- Petrobras ADR	40,244	1,415,381
Petroleum Development Corp.(1)	1,000	46,930
Pioneer Natural Resources Co.	9,000	921,060
Rosetta Resources, Inc.(1)	400	18,144
Rosneft Oil Co. OJSC GDR	43,836	413,812
Royal Dutch Shell plc B Shares	44,730	1,598,646
SandRidge Energy, Inc.(1)	2,400	25,944
Sasol Ltd.	10,634	581,865
Southwestern Energy Co.(1)	28,509	1,125,535
Spectra Energy Partners LP	13,701	450,352
Stone Energy Corp.(1)	3,275	99,167
Sunoco, Inc.	15,632	654,356
Swift Energy Co.(1)	2,200	94,490
Tesoro Corp.(1)	1,700	40,426
Valero Energy Corp.	29,900	842,582
W&T Offshore, Inc.	4,582	116,978
Western Refining, Inc.(1)	11,907	193,727
Whiting Petroleum Corp.(1)	16,800	1,097,712
Williams Cos., Inc. (The)	14,593	443,044
Williams Partners LP	8,050	417,473
		81,736,160
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	5,977	156,598
Domtar Corp.	20,168	1,762,683
International Paper Co.	24,500	680,610
KapStone Paper and Packaging Corp.(1)	9,861	169,116
MeadWestvaco Corp.	16,621	487,826
P.H. Glatfelter Co.	1,900	23,389
		3,280,222

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	29,865	$ 2,819,555
Natura Cosmeticos SA	16,700	426,082
Nu Skin Enterprises, Inc., Class A	1,000	31,920
Prestige Brands Holdings, Inc.(1)	2,700	29,754
		3,307,311
PHARMACEUTICALS — 2.4%
Abbott Laboratories	109,455	5,264,786
Allergan, Inc.	18,044	1,338,323
Auxilium Pharmaceuticals, Inc.(1)	1,109	24,919
Bristol-Myers Squibb Co.	33,908	875,166
Celltrion, Inc.	18,314	520,058
Eli Lilly & Co.	78,444	2,711,025
Forest Laboratories, Inc.(1)	56,489	1,830,244
Impax Laboratories, Inc.(1)	3,529	72,662
Johnson & Johnson	166,944	10,257,039
Medicis Pharmaceutical Corp., Class A	1,600	51,344
Merck & Co., Inc.	131,855	4,294,517
Nektar Therapeutics(1)	2,625	25,174
Novartis AG	32,630	1,829,752
Novo Nordisk A/S B Shares	23,724	2,988,003
Perrigo Co.	1,369	104,633
Pfizer, Inc.	342,949	6,598,339
Questcor Pharmaceuticals, Inc.(1)	1,443	18,701
Salix Pharmaceuticals Ltd.(1)	1,489	49,643
Shire plc	23,600	667,941
Teva Pharmaceutical Industries Ltd. ADR	19,300	966,930
ViroPharma, Inc.(1)	1,800	32,274
VIVUS, Inc.(1)	2,064	15,707
		40,537,180
PROFESSIONAL SERVICES — 0.2%
Adecco SA	18,630	1,254,231
Capita Group plc (The)	53,860	635,230
CDI Corp.	2,200	32,736
Heidrick & Struggles International, Inc.	2,000	54,460
Kelly Services, Inc., Class A(1)	9,230	194,014
Kforce, Inc.(1)	2,100	37,506
Korn/Ferry International(1)	1,900	43,434
Manpower, Inc.	9,100	577,850
Mistras Group, Inc.(1)	2,700	40,743
Resources Connection, Inc.	1,978	38,156
SGS SA	550	957,217
		3,865,577
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	12,836	1,029,447
AMB Property Corp.	23,735	863,479
American Campus Communities, Inc.	1,200	40,104
American Capital Agency Corp.	841	24,767
Annaly Capital Management, Inc.	35,872	643,185
Apartment Investment & Management Co., Class A	19,100	489,915
Ashford Hospitality Trust, Inc.(1)	11,776	121,411

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Associated Estates Realty Corp.	3,700	$ 60,125
AvalonBay Communities, Inc.	7,419	897,922
Boston Properties, Inc.	18,119	1,737,974
Camden Property Trust	7,953	470,579
Capstead Mortgage Corp.	22,984	302,010
CBL & Associates Properties, Inc.	2,100	37,485
Chimera Investment Corp.	19,000	81,890
Colonial Properties Trust	9,800	193,158
CommonWealth REIT	900	25,839
DCT Industrial Trust, Inc.	41,408	232,713
Developers Diversified Realty Corp.	11,201	160,174
Digital Realty Trust, Inc.	15,686	922,651
Douglas Emmett, Inc.	26,500	496,875
Duke Realty Corp.	3,200	45,024
DuPont Fabros Technology, Inc.	7,388	180,415
Equity One, Inc.	10,665	204,128
Equity Residential	24,600	1,355,706
Essex Property Trust, Inc.	4,309	533,368
Extra Space Storage, Inc.	22,298	440,385
Federal Realty Investment Trust	2,133	179,556
First Industrial Realty Trust, Inc.(1)	18,077	202,643
First Potomac Realty Trust	2,500	40,325
General Growth Properties, Inc.(1)	15,574	247,938
Getty Realty Corp.	1,400	41,188
Glimcher Realty Trust	20,788	191,250
Government Properties Income Trust	47,040	1,278,077
Hatteras Financial Corp.	900	26,622
HCP, Inc.	54,288	2,062,944
Health Care REIT, Inc.	7,900	412,538
Healthcare Realty Trust, Inc.	1,100	25,630
Hersha Hospitality Trust	38,777	254,765
Highwoods Properties, Inc.	1,400	47,502
Host Hotels & Resorts, Inc.	74,052	1,362,557
Inland Real Estate Corp.	2,300	21,666
Kilroy Realty Corp.	15,000	581,250
Kimco Realty Corp.	27,224	527,601
LaSalle Hotel Properties	16,400	462,644
Lexington Realty Trust	8,884	84,131
Macerich Co. (The)	18,968	960,540
Mack-Cali Realty Corp.	700	23,758
Medical Properties Trust, Inc.	1,800	21,114
MFA Financial, Inc.	7,700	65,219
National Health Investors, Inc.	5,117	243,160
National Retail Properties, Inc.	2,100	53,949
Nationwide Health Properties, Inc.	9,089	388,464
Omega Healthcare Investors, Inc.	1,400	33,558
Piedmont Office Realty Trust, Inc., Class A	61,318	1,226,360
Post Properties, Inc.	12,385	483,015
ProLogis	85,038	1,382,718
PS Business Parks, Inc.	600	37,824
Public Storage	21,100	2,368,475

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Rayonier, Inc.	23,860	$ 1,463,334
Sabra Health Care REIT, Inc.	1,300	23,946
Saul Centers, Inc.	400	18,400
Simon Property Group, Inc.	34,852	3,835,114
SL Green Realty Corp.	13,239	1,002,589
Strategic Hotels & Resorts, Inc.(1)	31,871	207,161
Taubman Centers, Inc.	11,846	657,216
UDR, Inc.	21,699	527,720
Urstadt Biddle Properties, Inc., Class A	1,300	25,207
Ventas, Inc.	13,110	726,556
Vornado Realty Trust	20,779	1,939,304
Washington Real Estate Investment Trust	800	24,992
Weyerhaeuser Co.	36,087	880,884
Winthrop Realty Trust	2,100	25,620
		38,287,753
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
BR Malls Participacoes SA	64,000	607,765
Brookfield Asset Management, Inc., Class A	12,300	416,970
C C Land Holdings Ltd.	1,079,000	360,221
CB Richard Ellis Group, Inc., Class A(1)	105,440	2,640,217
China Overseas Land & Investment Ltd.	212,000	351,700
Forest City Enterprises, Inc., Class A(1)	29,933	565,734
Jones Lang LaSalle, Inc.	14,923	1,468,722
Sumitomo Realty & Development Co. Ltd.	54,000	1,444,973
Sun Hung Kai Properties Ltd.	25,000	403,826
		8,260,128
ROAD & RAIL — 0.4%
Arkansas Best Corp.	1,100	26,092
Canadian National Railway Co.	18,340	1,341,403
CSX Corp.	31,943	2,384,864
Kansas City Southern(1)	25,200	1,356,768
Norfolk Southern Corp.	8,651	567,333
Old Dominion Freight Line, Inc.(1)	800	24,624
Union Pacific Corp.	8,695	829,590
Werner Enterprises, Inc.	1,900	44,745
		6,575,419
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Altera Corp.	19,500	816,270
Amtech Systems, Inc.(1)	2,786	63,994
Applied Materials, Inc.	98,518	1,618,651
ARM Holdings plc	316,450	3,174,076
ASML Holding NV	24,550	1,065,625
Atmel Corp.(1)	74,700	1,096,596
Broadcom Corp., Class A	22,686	935,117
Cavium Networks, Inc.(1)	28,321	1,222,901
Cirrus Logic, Inc.(1)	3,365	78,573
Cymer, Inc.(1)	600	30,360
Cypress Semiconductor Corp.(1)	30,500	639,280
Entegris, Inc.(1)	10,568	92,153
Entropic Communications, Inc.(1)	50,900	471,334
Formfactor, Inc.(1)	2,500	24,575

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

GCL-Poly Energy Holdings Ltd.(1)	1,022,000	$ 514,412
GSI Technology, Inc.(1)	4,327	40,717
GT Solar International, Inc.(1)	9,216	98,519
Integrated Device Technology, Inc.(1)	6,500	50,375
Intel Corp.	355,295	7,628,184
Intersil Corp., Class A	4,400	56,276
Linear Technology Corp.	25,828	892,616
LSI Corp.(1)	38,261	240,662
Marvell Technology Group Ltd.(1)	79,352	1,450,555
Micron Technology, Inc.(1)	131,104	1,459,188
MIPS Technologies, Inc.(1)	7,456	90,739
MKS Instruments, Inc.	700	21,014
National Semiconductor Corp.	3,200	49,600
Novellus Systems, Inc.(1)	1,300	51,948
Photronics, Inc.(1)	13,045	116,622
RF Micro Devices, Inc.(1)	48,322	362,415
Samsung Electronics Co. Ltd.	4,792	3,918,855
Sigma Designs, Inc.(1)	3,900	53,352
Silicon Image, Inc.(1)	6,883	55,339
Skyworks Solutions, Inc.(1)	52,342	1,881,171
Standard Microsystems Corp.(1)	2,500	66,325
Taiwan Semiconductor Manufacturing Co. Ltd.	569,500	1,361,489
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,445	509,359
Teradyne, Inc.(1)	69,601	1,296,667
Texas Instruments, Inc.	38,239	1,361,691
TriQuint Semiconductor, Inc.(1)	42,500	605,625
Ultratech, Inc.(1)	4,666	115,343
Varian Semiconductor Equipment Associates, Inc.(1)	500	23,855
Veeco Instruments, Inc.(1)	7,146	340,007
Verigy Ltd.(1)	2,900	37,613
Zoran Corp.(1)	3,000	33,630
		36,113,668
SOFTWARE — 1.9%
ACI Worldwide, Inc.(1)	1,784	55,857
Activision Blizzard, Inc.(1)	56,900	632,728
Allot Communications Ltd.(1)	3,280	52,267
Ariba, Inc.(1)	1,856	57,443
Cadence Design Systems, Inc.(1)	48,207	479,660
Callidus Software, Inc.(1)	6,039	35,811
Check Point Software Technologies Ltd.(1)	12,700	632,968
Citrix Systems, Inc.(1)	21,300	1,494,408
CommVault Systems, Inc.(1)	5,002	182,723
DemandTec, Inc.(1)	7,963	103,599
Electronic Arts, Inc.(1)	11,275	211,970
Fortinet, Inc.(1)	1,418	57,911
Glu Mobile, Inc.(1)	10,112	45,807
Interactive Intelligence, Inc.(1)	2,663	91,634
Intuit, Inc.(1)	41,176	2,165,034
JDA Software Group, Inc.(1)	900	26,550
Kenexa Corp.(1)	6,456	149,715
Lawson Software, Inc.(1)	2,200	22,308

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Microsoft Corp.	415,255	$ 11,037,478
Motricity, Inc.(1)	6,013	93,081
Oracle Corp.	171,208	5,632,743
Progress Software Corp.(1)	2,241	65,796
Quest Software, Inc.(1)	4,700	125,913
Red Hat, Inc.(1)	11,723	483,925
Rovi Corp.(1)	16,400	908,888
S1 Corp.(1)	9,600	62,688
salesforce.com, inc.(1)	17,066	2,257,320
SAP AG	21,060	1,270,580
Symantec Corp.(1)	76,454	1,378,466
Taleo Corp., Class A(1)	1,559	50,340
TIBCO Software, Inc.(1)	3,749	92,300
Velti plc(1)	424	5,741
VMware, Inc., Class A(1)	8,630	721,899
Websense, Inc.(1)	3,000	64,260
		30,749,811
SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	2,430	152,312
Aeropostale, Inc.(1)	1,600	41,504
American Eagle Outfitters, Inc.	31,718	486,871
Ascena Retail Group, Inc.(1)	1,600	49,984
AutoZone, Inc.(1)	7,553	1,948,296
Bed Bath & Beyond, Inc.(1)	17,283	832,176
Best Buy Co., Inc.	40,424	1,303,270
Brown Shoe Co., Inc.	3,100	48,050
Cabela's, Inc.(1)	1,100	29,843
Cato Corp. (The), Class A	1,000	24,250
Charming Shoppes, Inc.(1)	7,100	23,217
Christopher & Banks Corp.	6,600	40,326
Coldwater Creek, Inc.(1)	9,141	27,057
Collective Brands, Inc.(1)	2,500	57,000
Finish Line, Inc. (The), Class A	2,300	40,158
Genesco, Inc.(1)	1,898	75,009
Group 1 Automotive, Inc.	600	25,350
Home Depot, Inc. (The)	80,546	3,018,059
Hot Topic, Inc.	2,700	14,445
Inditex SA	11,190	810,069
Limited Brands, Inc.	84,339	2,700,535
Lithia Motors, Inc., Class A	7,501	113,565
Lowe's Cos., Inc.	75,185	1,967,591
Men's Wearhouse, Inc. (The)	1,500	40,050
New York & Co., Inc.(1)	2,800	19,460
Nitori Holdings Co. Ltd.	10,850	960,259
OfficeMax, Inc.(1)	26,224	360,318
O'Reilly Automotive, Inc.(1)	30,300	1,684,074
Penske Automotive Group, Inc.(1)	700	14,259
PEP Boys-Manny Moe & Jack	1,500	18,795
PetSmart, Inc.	38,681	1,580,893
Pier 1 Imports, Inc.(1)	4,309	43,435
RadioShack Corp.	5,100	75,480

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Ross Stores, Inc.	19,776	$ 1,424,663
Signet Jewelers Ltd.(1)	9,540	418,520
Stage Stores, Inc.	1,300	22,672
Staples, Inc.	56,947	1,212,971
Systemax, Inc.(1)	492	6,721
Tractor Supply Co.	1,687	87,842
Williams-Sonoma, Inc.	79,814	2,880,487
		24,679,836
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Burberry Group plc	34,739	677,117
Crocs, Inc.(1)	3,685	65,040
Culp, Inc.(1)	3,100	31,155
Deckers Outdoor Corp.(1)	2,317	204,406
Fossil, Inc.(1)	17,300	1,327,602
G-III Apparel Group Ltd.(1)	5,059	198,920
Iconix Brand Group, Inc.(1)	9,754	215,563
Jones Group, Inc. (The)	2,500	33,250
Lululemon Athletica, Inc.(1)	10,900	845,731
LVMH Moet Hennessy Louis Vuitton SA	9,430	1,486,727
Pandora A/S(1)	7,900	460,577
Perry Ellis International, Inc.(1)	863	25,062
Phillips-Van Heusen Corp.	10,500	630,105
Swatch Group AG (The)	3,390	1,443,058
True Religion Apparel, Inc.(1)	1,947	46,280
VF Corp.	9,044	865,240
		8,555,833
THRIFTS & MORTGAGE FINANCE — 0.2%
BankUnited, Inc.(1)	1,400	39,690
Brookline Bancorp., Inc.	2,200	22,858
Capitol Federal Financial, Inc.	35,035	442,842
First Financial Holdings, Inc.	2,900	30,914
First Financial Northwest, Inc.(1)	4,700	28,059
First Niagara Financial Group, Inc.	4,000	57,920
Flushing Financial Corp.	1,700	24,344
Housing Development Finance Corp. Ltd.	38,665	537,458
Hudson City Bancorp., Inc.	117,220	1,348,030
Kaiser Federal Financial Group, Inc.	2,100	28,329
Oritani Financial Corp.	2,300	29,601
People's United Financial, Inc.	90,688	1,195,268
PMI Group, Inc. (The)(1)	7,900	23,384
Provident Financial Services, Inc.	2,900	42,949
Radian Group, Inc.	3,700	26,122
Washington Federal, Inc.	1,900	33,763
		3,911,531
TOBACCO — 0.4%
Altria Group, Inc.	49,500	1,255,815
British American Tobacco plc	40,241	1,610,586
Philip Morris International, Inc.	72,353	4,542,321
		7,408,722
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Barloworld Ltd.	41,333	428,913

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Beacon Roofing Supply, Inc.(1)	20,741	$ 439,917
CAI International, Inc.(1)	3,898	82,560
Fastenal Co.	20,200	1,255,026
GATX Corp.	700	24,283
Kaman Corp.	800	25,496
Lawson Products, Inc.	1,700	40,919
Mitsubishi Corp.	81,200	2,244,278
RSC Holdings, Inc.(1)	5,331	72,662
Rush Enterprises, Inc., Class A(1)	3,799	71,307
Titan Machinery, Inc.(1)	4,748	122,166
United Rentals, Inc.(1)	8,009	248,119
WESCO International, Inc.(1)	10,000	582,200
Wolseley plc(1)	37,410	1,302,061
		6,939,907
TRANSPORTATION INFRASTRUCTURE — 0.1%
China Merchants Holdings International Co. Ltd.	136,166	575,226
Mundra Port and Special Economic Zone Ltd.	90,049	274,534
		849,760
WATER UTILITIES(2)
Artesian Resources Corp., Class A	1,700	33,218
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
America Movil SAB de CV, Series L ADR	9,537	547,615
Crown Castle International Corp.(1)	34,952	1,473,227
Millicom International Cellular SA	7,310	640,356
MTN Group Ltd.	58,476	1,032,201
NII Holdings, Inc.(1)	29,200	1,196,032
Rogers Communications, Inc., Class B	19,266	680,175
SBA Communications Corp., Class A(1)	67,413	2,837,413
SOFTBANK CORP.	36,300	1,488,741
Vodafone Group plc	995,960	2,822,061
		12,717,821
TOTAL COMMON STOCKS
(Cost $789,242,308)		1,050,152,890
U.S. TREASURY SECURITIES — 9.5%
U.S. Treasury Bonds, 5.50%, 8/15/28(3)	$ 150,000	174,586
U.S. Treasury Bonds, 5.375%, 2/15/31(3)	3,300,000	3,791,390
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	6,220,000	6,104,345
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	16,854,399	18,958,569
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	2,869,790	2,993,550
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	24,039,074	25,721,810
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(3)	518,480	541,042
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(3)	4,328,706	4,494,751
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	33,262,017	35,416,265
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(3)	8,015,600	8,099,515
U.S. Treasury Notes, 1.375%, 9/15/12(3)	9,000,000	9,124,101
U.S. Treasury Notes, 0.50%, 11/30/12(3)	3,990,000	3,985,324
U.S. Treasury Notes, 1.375%, 3/15/13(3)	8,000,000	8,109,416
U.S. Treasury Notes, 2.375%, 8/31/14(3)	6,950,000	7,175,333
U.S. Treasury Notes, 2.125%, 12/31/15(3)	4,000,000	4,011,876
U.S. Treasury Notes, 3.00%, 8/31/16(3)	6,200,000	6,415,549
U.S. Treasury Notes, 2.75%, 2/28/18(3)	555,000	552,225

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

U.S. Treasury Notes, 4.00%, 8/15/18(3)	$ 250,000	$ 268,789
U.S. Treasury Notes, 2.625%, 8/15/20(3)	10,250,000	9,633,401
U.S. Treasury Notes, 3.625%, 2/15/21(3)	1,500,000	1,526,250
TOTAL U.S. TREASURY SECURITIES
(Cost $150,928,265)		157,098,087
CORPORATE BONDS — 8.2%
AEROSPACE & DEFENSE — 0.1%
Alliant Techsystems, Inc., 6.75%, 4/1/16(3)	30,000	31,125
Bombardier, Inc., 7.50%, 3/15/18(3)(4)	275,000	297,000
L-3 Communications Corp., 5.875%, 1/15/15(3)	340,000	347,480
L-3 Communications Corp., 6.375%, 10/15/15(3)	250,000	259,375
Lockheed Martin Corp., 4.25%, 11/15/19(3)	220,000	222,374
United Technologies Corp., 6.05%, 6/1/36(3)	72,000	79,809
United Technologies Corp., 5.70%, 4/15/40(3)	170,000	181,967
		1,419,130
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(3)	150,000	156,000
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(3)	275,000	297,000
Tenneco, Inc., 6.875%, 12/15/20(4)	250,000	260,625
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	255,656
		969,281
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	310,000	314,424
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	390,000	385,229
Ford Motor Co., 7.45%, 7/16/31(3)	200,000	218,666
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(3)	300,000	309,758
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	266,791
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	100,000	102,663
		1,597,531
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)(4)	50,000	62,048
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	640,000	761,837
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	90,000	89,734
PepsiCo, Inc., 4.875%, 11/1/40(3)	80,000	75,146
		988,765
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(3)	160,000	151,036
BUILDING PRODUCTS(2)
Nortek, Inc., 11.00%, 12/1/13	200,888	214,950
USG Corp., 8.375%, 10/15/18(3)(4)	275,000	289,953
		504,903
CAPITAL MARKETS — 0.6%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)	500,000	569,064
Credit Suisse (New York), 5.00%, 5/15/13(3)	890,000	954,379
Credit Suisse (New York), 5.50%, 5/1/14(3)	500,000	550,155
Credit Suisse (New York), 5.30%, 8/13/19(3)	460,000	485,378
Credit Suisse (New York), 4.375%, 8/5/20(3)	270,000	263,464
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	720,000	767,665
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	370,000	387,612
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)	560,000	559,840

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)		$ 1,510,000	$ 1,781,528
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)		140,000	142,958
Jefferies Group, Inc., 8.50%, 7/15/19(3)		220,000	260,597
Korea Development Bank, 3.25%, 3/9/16(3)		160,000	155,139
Morgan Stanley, 4.20%, 11/20/14(3)		400,000	415,718
Morgan Stanley, 6.00%, 4/28/15(3)		190,000	208,284
Morgan Stanley, 6.625%, 4/1/18(3)		820,000	907,709
Morgan Stanley, 7.30%, 5/13/19(3)		500,000	570,314
Morgan Stanley, 5.75%, 1/25/21(3)		360,000	370,463
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)		190,000	192,202
UBS AG (Stamford Branch), 2.25%, 1/28/14(3)		110,000	109,605
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)		510,000	559,136
			10,211,210
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18		160,000	177,100
Dow Chemical Co. (The), 5.90%, 2/15/15(3)		320,000	357,215
Dow Chemical Co. (The), 2.50%, 2/15/16(3)		280,000	270,716
Dow Chemical Co. (The), 8.55%, 5/15/19(3)		430,000	545,732
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		125,000	134,844
Lyondell Chemical Co., 8.00%, 11/1/17(4)		450,000	507,656
Nalco Co., 6.625%, 1/15/19(3)(4)		500,000	519,375
PPG Industries, Inc., 5.50%, 11/15/40(3)		40,000	39,563
Rohm & Haas Co., 5.60%, 3/15/13(3)		30,000	32,331
			2,584,532
COMMERCIAL BANKS — 0.5%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	235,784
Barclays Bank plc, 5.00%, 9/22/16(3)		$ 330,000	350,746
BB&T Corp., 5.70%, 4/30/14(3)		380,000	419,921
BB&T Corp., 3.20%, 3/15/16(5)		290,000	289,864
BNP Paribas, 3.60%, 2/23/16(3)		190,000	191,456
Eurohypo AG, 3.75%, 4/11/11	EUR	1,010,000	1,398,221
Fifth Third Bancorp., 6.25%, 5/1/13(3)		$ 240,000	261,698
HSBC Bank plc, 3.50%, 6/28/15(3)(4)		230,000	234,520
HSBC Holdings plc, 6.80%, 6/1/38(3)		130,000	139,195
HSBC USA, Inc., 5.00%, 9/27/20(3)		180,000	178,054
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)		50,000	54,831
Lloyds TSB Bank plc, 4.875%, 1/21/16(3)		190,000	193,601
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)		200,000	198,401
PNC Bank N.A., 6.00%, 12/7/17(3)		640,000	714,566
Regions Financial Corp., 5.75%, 6/15/15(3)		275,000	275,258
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		340,000	339,321
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	160,000	218,052
Santander International Debt SA Unipersonal, 3.50%, 3/10/15	EUR	150,000	200,465
SunTrust Bank, 7.25%, 3/15/18(3)		$ 240,000	269,523
U.S. Bancorp., 3.44%, 2/1/16		180,000	180,133
Wachovia Bank N.A., 4.80%, 11/1/14(3)		839,000	892,990
Wachovia Bank N.A., 4.875%, 2/1/15(3)		312,000	333,786
Wells Fargo & Co., 3.68%, 6/15/16(3)		220,000	225,049
			7,795,435
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Cenveo Corp., 8.375%, 6/15/14(3)		325,000	283,562

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Corrections Corp. of America, 6.25%, 3/15/13(3)	$ 596,000	$ 599,725
Corrections Corp. of America, 6.75%, 1/31/14(3)	14,000	14,298
KAR Auction Services, Inc., 8.75%, 5/1/14(3)	500,000	521,875
Republic Services, Inc., 5.50%, 9/15/19(3)	440,000	477,604
Waste Management, Inc., 6.125%, 11/30/39(3)	240,000	254,135
		2,151,199
COMMUNICATIONS EQUIPMENT(2)
Avaya, Inc., 7.00%, 4/1/19(3)(4)	160,000	159,200
Cisco Systems, Inc., 5.90%, 2/15/39(3)	300,000	316,797
Juniper Networks, Inc., 4.60%, 3/15/21	30,000	29,961
		505,958
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(3)	100,000	104,875
CONSUMER FINANCE — 0.1%
American Express Centurion Bank, 5.55%, 10/17/12(3)	255,000	271,693
American Express Centurion Bank, 6.00%, 9/13/17(3)	250,000	278,758
American Express Co., 7.25%, 5/20/14(3)	410,000	469,221
American General Finance Corp., 4.875%, 7/15/12(3)	500,000	494,375
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	180,000	227,552
SLM Corp., 5.00%, 10/1/13(3)	270,000	279,333
SLM Corp., 6.25%, 1/25/16(3)	190,000	194,954
		2,215,886
CONTAINERS & PACKAGING(2)
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	477,000	496,080
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17	225,000	241,875
		737,955
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Ally Financial, Inc., 6.875%, 9/15/11	88,000	90,200
Ally Financial, Inc., 8.30%, 2/12/15(3)	350,000	395,938
Ally Financial, Inc., 6.25%, 12/1/17(3)(4)	275,000	287,375
Arch Western Finance LLC, 6.75%, 7/1/13(3)	141,000	143,115
Bank of America Corp., 6.50%, 8/1/16(3)	650,000	730,356
Bank of America Corp., 5.75%, 12/1/17(3)	370,000	396,122
Bank of America Corp., 5.875%, 1/5/21(3)	70,000	74,401
Bank of America N.A., 5.30%, 3/15/17(3)	1,344,000	1,402,441
BankAmerica Capital II, 8.00%, 12/15/26(3)	300,000	306,000
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(3)	225,000	232,875
Citigroup, Inc., 6.00%, 12/13/13(3)	600,000	656,666
Citigroup, Inc., 6.01%, 1/15/15(3)	510,000	560,191
Citigroup, Inc., 4.75%, 5/19/15	130,000	137,402
Citigroup, Inc., 7.00%, 5/1/16	750,000	758,437
Citigroup, Inc., 7.00%, 5/1/17	250,000	252,500
Citigroup, Inc., 6.125%, 5/15/18(3)	900,000	988,238
Citigroup, Inc., 8.50%, 5/22/19(3)	250,000	310,489
Citigroup, Inc., 5.375%, 8/9/20(3)	150,000	155,675
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	180,000	186,461
JPMorgan Chase & Co., 3.45%, 3/1/16	290,000	291,764
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	1,370,000	1,525,975
		9,882,621
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(3)	250,000	324,891

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

AT&T, Inc., 6.80%, 5/15/36(3)	$ 100,000	$ 110,232
AT&T, Inc., 6.55%, 2/15/39(3)	685,000	732,234
British Telecommunications plc, 5.95%, 1/15/18(3)	200,000	222,279
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	230,000	298,468
CenturyLink, Inc., 6.15%, 9/15/19(3)	220,000	229,737
CenturyLink, Inc., 7.60%, 9/15/39(3)	32,000	33,879
Cincinnati Bell, Inc., 8.75%, 3/15/18(3)	150,000	144,562
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	150,000	175,618
Embarq Corp., 7.08%, 6/1/16(3)	242,000	275,748
France Telecom SA, 4.375%, 7/8/14(3)	610,000	656,892
Frontier Communications Corp., 6.25%, 1/15/13(3)	260,000	277,225
Frontier Communications Corp., 7.125%, 3/15/19(3)	200,000	209,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(3)	300,000	322,500
Intelsat Luxembourg SA, 11.25%, 2/4/17	250,000	277,812
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/15(3)	125,000	129,375
Level 3 Financing, Inc., 9.25%, 11/1/14	225,000	233,437
Qwest Corp., 7.875%, 9/1/11(3)	520,000	537,550
Qwest Corp., 7.50%, 10/1/14(3)	270,000	310,500
Sprint Capital Corp., 8.75%, 3/15/32(3)	500,000	522,500
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	490,000	521,923
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	200,000	214,952
Telecom Italia Capital SA, 7.175%, 6/18/19(3)	110,000	119,282
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	570,000	600,096
Telefonica Emisiones SAU, 5.46%, 2/16/21	240,000	244,028
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)(4)	130,000	135,044
Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	250,000	288,125
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)(4)	250,000	258,750
Windstream Corp., 8.625%, 8/1/16(3)	325,000	345,312
		8,751,951
ELECTRIC UTILITIES — 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	267,000	292,547
Carolina Power & Light Co., 5.25%, 12/15/15(3)	543,000	605,805
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	202,000	214,669
Duke Energy Corp., 3.95%, 9/15/14(3)	270,000	284,667
Edison International, 3.75%, 9/15/17(3)	200,000	198,761
Edison Mission Energy, 7.00%, 5/15/17(3)	325,000	265,687
Exelon Generation Co. LLC, 4.00%, 10/1/20(3)	360,000	335,639
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	600,000	628,715
Florida Power Corp., 6.35%, 9/15/37(3)	510,000	575,853
Southern California Edison Co., 5.625%, 2/1/36(3)	161,000	168,731
		3,571,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	275,000	270,188
Sanmina-SCI Corp., 8.125%, 3/1/16(3)	500,000	517,500
		787,688
ENERGY EQUIPMENT & SERVICES — 0.1%
Pioneer Drilling Co., 9.875%, 3/15/18(3)	100,000	109,500
Transocean, Inc., 6.50%, 11/15/20(3)	150,000	165,379
Weatherford International Ltd., 9.625%, 3/1/19(3)	770,000	1,009,767
		1,284,646

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FOOD & STAPLES RETAILING — 0.3%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)(4)	$ 130,000	$ 135,850
CVS Caremark Corp., 6.60%, 3/15/19(3)	570,000	661,397
Ingles Markets, Inc., 8.875%, 5/15/17(3)	500,000	540,000
Kroger Co. (The), 6.40%, 8/15/17(3)	320,000	367,654
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(3)(4)	500,000	515,000
Rite Aid Corp., 8.625%, 3/1/15(3)	250,000	233,125
SUPERVALU, Inc., 8.00%, 5/1/16(3)	155,000	155,000
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	175,000	190,969
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	104,000	115,364
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	80,000	89,359
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	840,000	878,294
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	240,000	227,736
		4,109,748
FOOD PRODUCTS — 0.1%
Blue Merger Sub, Inc., 7.625%, 2/15/19(3)(4)	160,000	162,400
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(3)(4)	150,000	162,750
Kellogg Co., 4.45%, 5/30/16(3)	500,000	539,108
Kraft Foods, Inc., 6.00%, 2/11/13(3)	170,000	184,666
Kraft Foods, Inc., 5.375%, 2/10/20(3)	600,000	638,942
Kraft Foods, Inc., 6.50%, 2/9/40(3)	265,000	286,342
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	220,000	228,117
Ralcorp Holdings, Inc., 6.625%, 8/15/39(3)	200,000	205,984
		2,408,309
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	290,000	335,920
Biomet, Inc., 10.00%, 10/15/17(3)	200,000	223,750
Covidien International Finance SA, 1.875%, 6/15/13(3)	310,000	313,554
		873,224
HEALTH CARE PROVIDERS & SERVICES — 0.3%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(3)	150,000	159,375
DaVita, Inc., 6.625%, 11/1/20(3)	500,000	509,375
Express Scripts, Inc., 5.25%, 6/15/12(3)	460,000	482,492
Express Scripts, Inc., 7.25%, 6/15/19(3)	630,000	756,606
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11(3)	25,000	25,375
HCA Holdings, Inc., 7.75%, 5/15/21(3)(4)	250,000	264,375
HCA, Inc., 6.50%, 2/15/16(3)	200,000	206,500
HCA, Inc., 9.25%, 11/15/16(3)	125,000	135,625
HealthSouth Corp., 10.75%, 6/15/16	125,000	134,375
HealthSouth Corp., 8.125%, 2/15/20	250,000	272,500
McKesson Corp., 4.75%, 3/1/21(3)	70,000	71,085
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	700,000	789,317
Omnicare, Inc., 6.875%, 12/15/15(3)	250,000	259,375
Tenet Healthcare Corp., 8.875%, 7/1/19	400,000	457,000
WellPoint, Inc., 5.80%, 8/15/40(3)	100,000	101,058
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(3)(4)	75,000	76,688
		4,701,121
HOTELS, RESTAURANTS & LEISURE — 0.2%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(3)	500,000	570,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(3)	225,000	212,625

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(3)(4)	$ 75,000	$ 78,562
Mandalay Resort Group, 6.375%, 12/15/11(3)	75,000	76,125
McDonald's Corp., 5.35%, 3/1/18(3)	140,000	156,527
MGM Resorts International, 6.75%, 9/1/12(3)	350,000	357,000
MGM Resorts International, 7.625%, 1/15/17(3)	125,000	120,469
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(3)	200,000	214,250
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(3)	250,000	271,875
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	200,000	219,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(3)	425,000	451,562
Yum! Brands, Inc., 5.30%, 9/15/19(3)	620,000	660,467
		3,388,962
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 5.625%, 9/15/14(3)	70,000	73,150
Jarden Corp., 6.125%, 11/15/22(3)	500,000	489,375
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	136,094
KB Home, 6.25%, 6/15/15(3)	275,000	276,375
Lennar Corp., 5.60%, 5/31/15(3)	275,000	271,562
Yankee Candle Co., Inc., 8.50%, 2/15/15(3)	100,000	105,125
		1,351,681
HOUSEHOLD PRODUCTS(2)
Central Garden and Pet Co., 8.25%, 3/1/18	400,000	422,500
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(3)	500,000	545,000
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)(4)	400,000	436,000
Energy Future Holdings Corp., 10.875%, 11/1/17(3)	35,000	29,225
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	512,861
GenOn Energy, Inc., 7.625%, 6/15/14(3)	350,000	367,500
GenOn Energy, Inc., 9.50%, 10/15/18(3)(4)	250,000	263,125
NRG Energy, Inc., 7.375%, 2/1/16(3)	275,000	285,313
		2,439,024
INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Capital Corp., 3.75%, 11/14/14(3)	400,000	419,163
General Electric Capital Corp., 2.25%, 11/9/15(3)	330,000	320,213
General Electric Capital Corp., 5.625%, 9/15/17(3)	670,000	734,764
General Electric Capital Corp., 4.375%, 9/16/20(3)	600,000	583,479
General Electric Capital Corp., 4.625%, 1/7/21(3)	240,000	238,967
General Electric Capital Corp., 5.30%, 2/11/21(3)	120,000	123,421
General Electric Co., 5.00%, 2/1/13(3)	379,000	406,169
General Electric Co., 5.25%, 12/6/17(3)	550,000	603,363
		3,429,539
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	380,000	457,448
American International Group, Inc., 3.65%, 1/15/14	110,000	113,125
American International Group, Inc., 5.85%, 1/16/18(3)	380,000	402,224
American International Group, Inc., 8.25%, 8/15/18(3)	140,000	167,640
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	180,000	180,114
CNA Financial Corp., 5.875%, 8/15/20(3)	120,000	125,007
CNA Financial Corp., 5.75%, 8/15/21	70,000	71,933
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(3)	400,000	426,500

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Genworth Financial, Inc., 7.20%, 2/15/21(3)	$ 110,000	$ 110,838
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	310,000	313,894
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	160,000	172,760
International Lease Finance Corp., 5.30%, 5/1/12(3)	375,000	383,813
International Lease Finance Corp., 8.75%, 3/15/17(3)(4)	250,000	286,250
International Lease Finance Corp., 8.25%, 12/15/20(3)	375,000	417,656
Lincoln National Corp., 6.25%, 2/15/20(3)	300,000	333,787
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	495,000	530,296
MetLife, Inc., 6.75%, 6/1/16(3)	500,000	581,261
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	390,000	417,357
Prudential Financial, Inc., 7.375%, 6/15/19(3)	250,000	297,510
Prudential Financial, Inc., 5.40%, 6/13/35(3)	600,000	570,763
		6,360,176
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(3)	90,000	82,821
IT SERVICES(2)
First Data Corp., 9.875%, 9/24/15(3)	425,000	431,375
SunGard Data Systems, Inc., 10.25%, 8/15/15(3)	200,000	211,250
		642,625
LEISURE EQUIPMENT & PRODUCTS(2)
Hasbro, Inc., 6.35%, 3/15/40(3)	200,000	201,186
MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(3)	410,000	439,046
SPX Corp., 7.625%, 12/15/14(3)	125,000	137,500
		576,546
MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20(4)	250,000	269,375
Cablevision Systems Corp., 8.625%, 9/15/17(3)	250,000	281,250
CBS Corp., 4.30%, 2/15/21(3)	280,000	265,512
CBS Corp., 5.50%, 5/15/33(3)	240,000	219,192
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(3)	375,000	402,188
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(4)	200,000	208,500
Cinemark USA, Inc., 8.625%, 6/15/19(3)	150,000	164,250
Clear Channel Communications, Inc., 10.75%, 8/1/16(3)	225,000	220,500
Comcast Corp., 5.90%, 3/15/16(3)	490,000	545,555
Comcast Corp., 5.70%, 5/15/18(3)	310,000	339,359
Comcast Corp., 6.40%, 5/15/38(3)	320,000	334,115
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	500,000	538,282
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	430,000	445,587
Harland Clarke Holdings Corp., 9.50%, 5/15/15(3)	270,000	266,625
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	750,000	890,625
Lamar Media Corp., 7.875%, 4/15/18(3)	200,000	216,000
NBCUniversal Media, LLC, 5.15%, 4/30/20(3)(4)	150,000	154,798
NBCUniversal Media, LLC, 4.375%, 4/1/21(4)	360,000	346,900
NBCUniversal Media, LLC, 5.95%, 4/1/41(4)	100,000	98,822
News America, Inc., 6.90%, 8/15/39(3)	260,000	291,926
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(3)	275,000	299,750
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(3)	82,000	96,965
Omnicom Group, Inc., 4.45%, 8/15/20(3)	375,000	369,449
Sinclair Television Group, Inc., 8.375%, 10/15/18(3)(4)	250,000	265,625
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)(4)	200,000	222,750

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Time Warner Cable, Inc., 5.40%, 7/2/12(3)	$ 380,000	$ 401,034
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	630,000	724,255
Time Warner, Inc., 3.15%, 7/15/15(3)	310,000	315,089
Time Warner, Inc., 7.70%, 5/1/32(3)	390,000	466,393
Viacom, Inc., 6.25%, 4/30/16(3)	880,000	1,010,800
Virgin Media Finance plc, 9.50%, 8/15/16(3)	500,000	579,375
Virgin Media Secured Finance plc, 5.25%, 1/15/21(4)(5)	140,000	141,896
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	347,750
		11,740,492
METALS & MINING — 0.2%
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	190,000	191,424
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	300,000	305,871
ArcelorMittal, 9.85%, 6/1/19(3)	430,000	553,480
ArcelorMittal, 5.25%, 8/5/20(3)	190,000	189,113
ArcelorMittal, 5.50%, 3/1/21(5)	210,000	208,650
FMG Resources Pty Ltd., 6.875%, 2/1/18(3)(4)	500,000	515,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	420,000	466,761
Newmont Mining Corp., 6.25%, 10/1/39(3)	230,000	243,261
Novelis, Inc., 8.375%, 12/15/17(3)(4)	300,000	332,250
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	120,000	112,987
Vale Overseas Ltd., 5.625%, 9/15/19(3)	300,000	318,270
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	118,395
		3,555,462
MULTILINE RETAIL(2)
J.C. Penney Corp., Inc., 6.875%, 10/15/15(3)	25,000	26,719
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	395,000	410,800
		437,519
MULTI-UTILITIES — 0.2%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	530,000	596,640
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	680,000	708,946
Dominion Resources, Inc., 6.40%, 6/15/18(3)	490,000	563,867
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	417,000	431,490
PG&E Corp., 5.75%, 4/1/14(3)	100,000	109,914
Sempra Energy, 8.90%, 11/15/13(3)	300,000	350,556
Sempra Energy, 6.50%, 6/1/16(3)	260,000	298,293
Teco Finance, Inc., 6.75%, 5/1/15(3)	40,000	45,309
		3,105,015
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	160,000	173,177
Xerox Corp., 4.25%, 2/15/15(3)	140,000	147,497
		320,674
OIL, GAS & CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16(3)	30,000	32,946
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	500,000	505,313
Apache Corp., 5.25%, 2/1/42(3)	100,000	95,212
Arch Coal, Inc., 8.75%, 8/1/16(3)	225,000	252,281
Bill Barrett Corp., 9.875%, 7/15/16(3)	275,000	309,375
BP Capital Markets plc, 4.50%, 10/1/20(3)	150,000	150,940
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	125,000	140,000
ConocoPhillips, 5.75%, 2/1/19(3)	420,000	476,564
Consol Energy, Inc., 8.00%, 4/1/17(3)	400,000	436,000

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

El Paso Corp., 7.875%, 6/15/12(3)	$ 114,000	$ 120,784
El Paso Corp., 6.875%, 6/15/14(3)	100,000	109,778
El Paso Corp., 7.25%, 6/1/18(3)	275,000	312,351
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	240,000	272,645
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	200,000	186,863
Encore Acquisition Co., 9.50%, 5/1/16(3)	125,000	141,875
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	580,000	656,515
Enterprise Products Operating LLC, 5.20%, 9/1/20(3)	300,000	309,642
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	180,000	175,679
EOG Resources, Inc., 5.625%, 6/1/19(3)	380,000	418,966
Hess Corp., 6.00%, 1/15/40(3)	230,000	235,899
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	510,000	584,727
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	260,000	266,669
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	200,000	228,684
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(4)	70,000	70,454
Marathon Petroleum Corp., 6.50%, 3/1/41(3)(4)	100,000	101,645
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	260,000	286,500
Nexen, Inc., 5.65%, 5/15/17(3)	390,000	417,309
Noble Energy, Inc., 6.00%, 3/1/41(3)	100,000	102,597
Peabody Energy Corp., 6.50%, 9/15/20(3)	50,000	53,750
Pemex Project Funding Master Trust, 6.625%, 6/15/35(3)	70,000	70,123
Petrobras International Finance Co., 5.75%, 1/20/20(3)	230,000	239,743
Petrobras International Finance Co., 5.375%, 1/27/21	220,000	221,875
Petrohawk Energy Corp., 7.875%, 6/1/15(3)	100,000	106,500
Petroleos Mexicanos, 6.00%, 3/5/20(3)	190,000	199,500
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	100,000	102,906
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	510,000	640,918
Range Resources Corp., 6.375%, 3/15/15(3)	75,000	76,875
Sabine Pass LNG LP, 7.50%, 11/30/16(3)	350,000	356,125
SandRidge Energy, Inc., 8.75%, 1/15/20(3)	175,000	189,875
Shell International Finance BV, 3.10%, 6/28/15(3)	230,000	236,583
Suncor Energy, Inc., 6.10%, 6/1/18(3)	266,000	303,090
Talisman Energy, Inc., 7.75%, 6/1/19(3)	400,000	491,064
TransCanada PipeLines Ltd., 3.80%, 10/1/20	140,000	134,516
Venoco, Inc., 8.875%, 2/15/19(3)(4)	160,000	162,600
Williams Partners LP, 5.25%, 3/15/20(3)	240,000	250,285
Williams Partners LP, 4.125%, 11/15/20(3)	130,000	123,318
		11,357,859
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14(3)	269,000	270,009
Domtar Corp., 9.50%, 8/1/16(3)	250,000	301,250
Georgia-Pacific LLC, 7.70%, 6/15/15(3)	550,000	625,625
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	175,000	186,812
International Paper Co., 9.375%, 5/15/19(3)	270,000	352,567
International Paper Co., 7.30%, 11/15/39(3)	120,000	141,126
		1,877,389
PERSONAL PRODUCTS(2)
Elizabeth Arden, Inc., 7.375%, 3/15/21(3)(4)	160,000	168,800
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(3)	85,000	84,680
AstraZeneca plc, 5.40%, 9/15/12(3)	580,000	621,288

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

AstraZeneca plc, 5.90%, 9/15/17(3)		$ 450,000	$ 515,747
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(3)(4)		450,000	471,938
Pfizer, Inc., 7.20%, 3/15/39(3)		340,000	427,585
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)		838,000	905,715
			3,026,953
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
AMB Property LP, 6.625%, 12/1/19(3)		260,000	292,195
Boston Properties LP, 4.125%, 5/15/21(3)		230,000	220,636
Digital Realty Trust LP, 5.875%, 2/1/20(3)		145,000	153,065
HCP, Inc., 3.75%, 2/1/16(3)		110,000	111,167
HCP, Inc., 5.375%, 2/1/21		285,000	291,640
Host Hotels & Resorts LP, 6.75%, 6/1/16(3)		250,000	260,625
Kimco Realty Corp., 6.875%, 10/1/19(3)		150,000	175,246
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(3)(4)		500,000	530,000
Simon Property Group LP, 5.10%, 6/15/15(3)		300,000	325,699
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)		270,000	262,630
			2,622,903
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(3)		100,000	118,375
ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(3)		125,000	140,313
Burlington Northern Santa Fe, 5.05%, 3/1/41(3)		100,000	94,334
Hertz Corp. (The), 7.375%, 1/15/21(4)		200,000	210,000
Union Pacific Corp., 5.75%, 11/15/17(3)		770,000	871,003
			1,315,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)(4)		100,000	112,000
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)		571,000	628,911
Oracle Corp., 5.375%, 7/15/40(3)(4)		660,000	645,650
			1,274,561
SPECIALTY RETAIL — 0.1%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(3)		277,000	284,964
Giraffe Acquisition Corp., 9.125%, 12/1/18(3)(4)		250,000	256,250
Michaels Stores, Inc., 11.375%, 11/1/16(3)		250,000	274,375
Petco Animal Supplies, Inc., 9.25%, 12/1/18(4)		275,000	298,375
Staples, Inc., 9.75%, 1/15/14(3)		320,000	386,792
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17		500,000	573,750
			2,074,506
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(3)		275,000	266,612
Perry Ellis International, Inc., 8.875%, 9/15/13(3)		575,000	588,297
Phillips-Van Heusen Corp., 7.375%, 5/15/20(3)		500,000	535,000
Polymer Group, Inc., 7.75%, 2/1/19(3)(4)		335,000	350,494
			1,740,403
THRIFTS & MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 1.25%, 12/1/11	JPY	64,000,000	786,520
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(3)		$ 150,000	212,774

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

TRADING COMPANIES & DISTRIBUTORS(2)
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(3)	$ 243,000	$ 256,365
United Rentals (North America), Inc., 8.375%, 9/15/20	250,000	265,938
		522,303
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(3)	400,000	413,316
America Movil SAB de CV, 5.00%, 3/30/20(3)	200,000	207,203
American Tower Corp., 4.625%, 4/1/15(3)	350,000	365,442
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(4)	275,000	301,125
MetroPCS Wireless, Inc., 7.875%, 9/1/18(3)	250,000	265,313
Nextel Communications, Inc., 7.375%, 8/1/15(3)	1,000,000	1,007,500
Rogers Communications, Inc., 7.875%, 5/1/12(3)	50,000	53,889
Rogers Communications, Inc., 6.25%, 6/15/13(3)	370,000	410,063
		3,023,851
TOTAL CORPORATE BONDS
(Cost $128,147,586)		136,597,147
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 5.6%
FHLMC, 6.50%, 12/1/12(3)	724	790
FHLMC, 7.00%, 6/1/14(3)	18,968	20,496
FHLMC, 6.50%, 6/1/16(3)	87,829	95,822
FHLMC, 6.50%, 6/1/16(3)	87,869	95,710
FHLMC, 4.50%, 1/1/19(3)	1,489,481	1,576,041
FHLMC, 5.00%, 10/1/19(3)	41,388	44,315
FHLMC, 5.00%, 11/1/19(3)	199,928	214,068
FHLMC, 5.50%, 11/1/19(3)	5,482	5,963
FHLMC, 5.50%, 11/1/19(3)	6,631	7,213
FHLMC, 5.50%, 11/1/19(3)	7,103	7,727
FHLMC, 5.50%, 11/1/19(3)	7,279	7,919
FHLMC, 5.50%, 11/1/19(3)	8,416	9,156
FHLMC, 5.50%, 12/1/19(3)	7,628	8,299
FHLMC, 5.00%, 2/1/20(3)	3,941	4,235
FHLMC, 5.00%, 2/1/20(3)	11,020	11,841
FHLMC, 5.50%, 3/1/20(3)	8,978	9,767
FHLMC, 5.50%, 3/1/20(3)	13,306	14,475
FHLMC, 5.50%, 3/1/20(3)	25,425	27,660
FHLMC, 5.00%, 5/1/20(3)	6,385	6,861
FHLMC, 5.00%, 5/1/20(3)	17,970	19,308
FHLMC, 5.00%, 5/1/20(3)	31,711	34,073
FHLMC, 4.50%, 7/1/20(3)	147,262	155,728
FHLMC, 4.00%, 10/1/20(3)	49,993	52,188
FHLMC, 5.00%, 4/1/21(3)	5,178,468	5,534,990
FHLMC, 8.00%, 6/1/26(3)	1,553	1,830
FHLMC, 8.00%, 6/1/26(3)	2,708	3,190
FHLMC, 8.00%, 6/1/26(3)	5,675	6,687
FHLMC, 8.00%, 7/1/26(3)	1,487	1,752
FHLMC, 7.00%, 8/1/29(3)	7,103	8,143
FHLMC, 7.50%, 8/1/29(3)	23,495	27,153
FHLMC, 8.00%, 7/1/30(3)	32,912	38,788
FHLMC, 6.50%, 6/1/31(3)	95,441	108,157
FHLMC, 5.50%, 12/1/33(3)	859,325	926,518
FHLMC, 6.50%, 5/1/34(3)	27,567	31,034

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FHLMC, 5.50%, 6/1/35(3)	$ 105,690	$ 113,690
FHLMC, 5.00%, 9/1/35(3)	41,944	44,191
FHLMC, 5.00%, 9/1/35(3)	59,092	62,258
FHLMC, 5.50%, 10/1/35(3)	77,117	82,962
FHLMC, 5.50%, 10/1/35(3)	218,843	235,522
FHLMC, 5.00%, 11/1/35(3)	391,722	414,176
FHLMC, 5.00%, 11/1/35(3)	421,972	444,842
FHLMC, 6.50%, 3/1/36(3)	15,125	16,942
FHLMC, 6.50%, 3/1/36(3)	26,311	29,472
FHLMC, 5.50%, 1/1/38(3)	1,665,953	1,784,764
FHLMC, 6.00%, 11/1/38	5,095,940	5,542,972
FHLMC, 6.50%, 7/1/47(3)	148,474	165,078
FNMA, 6.00%, 5/1/11(3)	278	279
FNMA, 6.50%, 3/1/12(3)	5,361	5,867
FNMA, 6.50%, 4/1/12(3)	346	379
FNMA, 6.50%, 4/1/12(3)	635	651
FNMA, 6.50%, 4/1/12(3)	10,843	11,866
FNMA, 6.00%, 12/1/13(3)	14,997	16,378
FNMA, 5.32%, 4/1/14(3)	112,362	121,399
FNMA, 6.00%, 4/1/14(3)	45,322	49,497
FNMA, 7.50%, 6/1/15(3)	16,100	17,808
FNMA, 5.17%, 1/1/16(3)	168,393	182,729
FNMA, 4.50%, 5/1/19(3)	1,919,029	2,029,052
FNMA, 4.00%, 6/1/19(3)	17,000	17,820
FNMA, 4.50%, 6/1/19(3)	195,739	207,206
FNMA, 4.50%, 12/1/19(3)	18,147	19,210
FNMA, 5.00%, 3/1/20(3)	33,222	35,738
FNMA, 5.00%, 3/1/20(3)	34,218	36,810
FNMA, 5.00%, 4/1/20(3)	25,051	26,916
FNMA, 5.00%, 5/1/20(3)	7,767	8,355
FNMA, 5.00%, 5/1/20(3)	37,778	40,638
FNMA, 5.00%, 7/1/20(3)	97,081	103,856
FNMA, 7.00%, 5/1/26(3)	5,297	6,096
FNMA, 7.00%, 6/1/26(3)	4,477	5,152
FNMA, 7.50%, 3/1/27(3)	15,194	17,558
FNMA, 6.50%, 4/1/29(3)	30,574	34,638
FNMA, 6.50%, 6/1/29(3)	14,354	16,262
FNMA, 6.50%, 6/1/29(3)	66,328	75,145
FNMA, 7.00%, 7/1/29(3)	27,131	31,312
FNMA, 7.00%, 7/1/29(3)	29,062	33,515
FNMA, 6.50%, 8/1/29(3)	63,900	72,394
FNMA, 7.00%, 3/1/30(3)	40,875	47,173
FNMA, 8.00%, 7/1/30(3)	38,308	44,709
FNMA, 7.50%, 9/1/30(3)	21,108	24,426
FNMA, 6.50%, 9/1/31(3)	171,043	193,779
FNMA, 7.00%, 9/1/31(3)	86,858	99,840
FNMA, 6.50%, 1/1/32(3)	54,554	61,806
FNMA, 7.00%, 6/1/32(3)	516,456	593,914
FNMA, 6.50%, 10/1/32(3)	368,945	417,987
FNMA, 5.50%, 6/1/33(3)	559,331	602,891
FNMA, 5.50%, 8/1/33(3)	1,923,930	2,073,764

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FNMA, 5.00%, 11/1/33(3)	$ 2,512,165	$ 2,655,773
FNMA, 5.50%, 1/1/34(3)	2,893,357	3,119,659
FNMA, 5.50%, 9/1/34(3)	136,572	147,207
FNMA, 5.50%, 10/1/34(3)	133,012	143,288
FNMA, 6.00%, 10/1/34(3)	251,818	277,675
FNMA, 5.00%, 11/1/34(3)	603,137	637,347
FNMA, 5.50%, 3/1/35(3)	8,022	8,669
FNMA, 5.50%, 3/1/35(3)	13,309	14,383
FNMA, 5.50%, 3/1/35(3)	22,724	24,557
FNMA, 5.50%, 3/1/35(3)	59,828	64,656
FNMA, 5.50%, 3/1/35(3)	71,410	77,060
FNMA, 5.00%, 4/1/35(3)	77,015	81,502
FNMA, 6.00%, 5/1/35(3)	9,971	10,907
FNMA, 6.00%, 5/1/35(3)	58,223	63,694
FNMA, 6.00%, 6/1/35(3)	1,575	1,723
FNMA, 6.00%, 6/1/35(3)	32,778	35,858
FNMA, 6.00%, 6/1/35(3)	107,537	117,643
FNMA, 5.00%, 7/1/35(3)	315,103	333,461
FNMA, 5.50%, 7/1/35(3)	51,835	55,773
FNMA, 6.00%, 7/1/35(3)	13,635	14,916
FNMA, 6.00%, 7/1/35(3)	292,668	320,171
FNMA, 5.50%, 8/1/35(3)	30,767	33,100
FNMA, 6.00%, 8/1/35(3)	11,205	12,275
FNMA, 4.50%, 9/1/35(3)	3,724,996	3,826,020
FNMA, 5.50%, 9/1/35(3)	1,999	2,150
FNMA, 5.50%, 9/1/35(3)	5,484	5,902
FNMA, 5.50%, 9/1/35(3)	47,481	51,081
FNMA, 5.50%, 9/1/35(3)	144,973	156,080
FNMA, 5.50%, 9/1/35(3)	284,500	306,208
FNMA, 5.00%, 10/1/35(3)	43,840	46,394
FNMA, 5.50%, 10/1/35(3)	757,685	815,497
FNMA, 6.00%, 10/1/35(3)	63,149	69,084
FNMA, 5.50%, 11/1/35(3)	388,011	417,556
FNMA, 6.00%, 11/1/35(3)	134,674	147,410
FNMA, 6.50%, 11/1/35(3)	12,675	14,233
FNMA, 6.50%, 11/1/35(3)	24,288	27,273
FNMA, 6.50%, 12/1/35(3)	72,385	81,282
FNMA, 6.50%, 4/1/36(3)	40,241	45,239
FNMA, 6.00%, 8/1/36(3)	145,778	159,112
FNMA, 5.00%, 10/1/36(3)	961,977	1,012,159
FNMA, 5.00%, 11/1/36(3)	1,575,974	1,658,185
FNMA, 5.50%, 1/1/37	10,706,372	11,513,413
FNMA, 5.50%, 2/1/37(3)	1,783,319	1,912,172
FNMA, 6.00%, 5/1/37(3)	109,174	118,854
FNMA, 6.00%, 7/1/37(3)	39,871	43,406
FNMA, 6.50%, 8/1/37(3)	56,958	63,114
FNMA, 6.50%, 8/1/37(3)	3,575,117	3,961,517
FNMA, 4.00%, 1/1/41	8,385,865	8,292,647
FNMA, 4.50%, 2/1/41	4,300,000	4,389,744
FNMA, 6.50%, 6/1/47(3)	127,658	141,176
FNMA, 6.50%, 8/1/47(3)	389,531	430,779

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FNMA, 6.50%, 8/1/47(3)		$ 516,708	$ 571,423
FNMA, 6.50%, 9/1/47(3)		44,245	48,930
FNMA, 6.50%, 9/1/47(3)		234,946	259,825
FNMA, 6.50%, 9/1/47(3)		551,121	609,481
FNMA, 6.50%, 9/1/47(3)		721,725	798,151
GNMA, 9.00%, 4/20/25(3)		2,190	2,610
GNMA, 7.50%, 10/15/25(3)		5,678	6,581
GNMA, 6.00%, 4/15/26(3)		1,526	1,691
GNMA, 6.00%, 4/15/26(3)		1,712	1,898
GNMA, 7.50%, 6/15/26(3)		4,826	5,592
GNMA, 7.00%, 12/15/27(3)		20,145	23,252
GNMA, 7.50%, 12/15/27(3)		39,159	45,422
GNMA, 6.50%, 1/15/28(3)		23,634	26,863
GNMA, 6.00%, 5/15/28(3)		53,834	59,544
GNMA, 6.00%, 5/15/28(3)		59,428	65,732
GNMA, 6.50%, 5/15/28(3)		7,481	8,503
GNMA, 7.00%, 5/15/31(3)		72,129	83,419
GNMA, 5.50%, 4/15/32(3)		36,657	40,048
GNMA, 5.50%, 11/15/32(3)		425,789	465,183
GNMA, 6.50%, 10/15/38(3)		6,777,303	7,711,499
GNMA, 4.00%, 1/20/41		9,284,419	9,307,755
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $88,053,112)			93,541,967
SOVEREIGN GOVERNMENTS & AGENCIES — 2.7%
AUSTRALIA(2)
Government of Australia, 6.50%, 5/15/13	AUD	460,000	483,177
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	298,535
			781,712
AUSTRIA — 0.1%
Republic of Austria, 3.40%, 10/20/14	EUR	465,000	665,635
Republic of Austria, 4.35%, 3/15/19(4)	EUR	680,000	1,001,594
Republic of Austria, 3.90%, 7/15/20	EUR	175,000	248,253
Republic of Austria, 4.15%, 3/15/37(4)	EUR	183,000	256,699
			2,172,181
BELGIUM — 0.1%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	910,000	1,297,428
Kingdom of Belgium, 4.00%, 3/28/18	EUR	300,000	416,846
Kingdom of Belgium, 3.75%, 9/28/20	EUR	310,000	413,668
Kingdom of Belgium, 5.00%, 3/28/35	EUR	220,000	321,658
			2,449,600
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(3)		$ 1,000,000	1,111,500
Brazilian Government International Bond, 5.625%, 1/7/41(3)		$ 200,000	197,000
			1,308,500
CANADA — 0.1%
Government of Canada, 3.75%, 6/1/12	CAD	640,000	676,982
Government of Canada, 5.00%, 6/1/14(3)	CAD	485,000	542,313
Government of Canada, 3.75%, 6/1/19	CAD	320,000	342,786
Government of Canada, 5.75%, 6/1/33	CAD	280,000	375,901

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Hydro Quebec, 8.40%, 1/15/22(3)		$ 130,000	$ 177,332
Province of Ontario Canada, 5.45%, 4/27/16(3)		240,000	272,168
			2,387,482
DENMARK — 0.1%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,380,000	876,943
Kingdom of Denmark, 4.00%, 11/15/17	DKK	920,000	181,956
Kingdom of Denmark, 4.00%, 11/15/19	DKK	1,580,000	309,673
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,600,000	408,499
Kingdom of Denmark, 4.50%, 11/15/39	DKK	1,000,000	217,122
			1,994,193
FINLAND — 0.1%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	524,888
Government of Finland, 3.125%, 9/15/14	EUR	480,000	686,614
Government of Finland, 3.875%, 9/15/17	EUR	260,000	378,595
Government of Finland, 4.375%, 7/4/19	EUR	111,000	165,440
Government of Finland, 3.375%, 4/15/20	EUR	270,000	372,677
Government of Finland, 4.00%, 7/4/25	EUR	179,000	255,044
			2,383,258
FRANCE — 0.1%
Government of France, 4.00%, 4/25/14	EUR	240,000	350,813
Government of France, 5.50%, 4/25/29	EUR	160,000	263,557
Government of France, 4.75%, 4/25/35	EUR	160,000	245,039
			859,409
GERMANY — 0.3%
German Federal Republic, 4.25%, 10/12/12	EUR	270,000	389,471
German Federal Republic, 3.50%, 1/4/16	EUR	345,000	500,955
German Federal Republic, 3.75%, 1/4/19(3)	EUR	670,000	975,156
German Federal Republic, 2.25%, 9/4/20	EUR	490,000	628,633
German Federal Republic, 5.625%, 1/4/28	EUR	175,000	300,601
German Federal Republic, 4.75%, 7/4/34	EUR	360,000	579,126
German Federal Republic, 4.25%, 7/4/39	EUR	195,000	298,939
KfW, 4.375%, 10/11/13	EUR	520,000	759,986
KfW, 4.125%, 10/15/14(3)		$ 400,000	435,541
			4,868,408
ITALY — 0.2%
Republic of Italy, 3.125%, 1/26/15(3)		$ 400,000	400,955
Republic of Italy, 5.25%, 8/1/17	EUR	595,000	869,922
Republic of Italy, 4.75%, 8/1/23	EUR	665,000	898,211
Republic of Italy, 5.00%, 8/1/34	EUR	280,000	364,118
Republic of Italy, 4.00%, 2/1/37	EUR	192,000	214,705
			2,747,911
JAPAN — 0.6%
Government of Japan, 0.60%, 9/20/14	JPY	77,150,000	949,326
Government of Japan, 1.20%, 6/20/15	JPY	140,800,000	1,770,968
Government of Japan, 1.70%, 9/20/17	JPY	92,000,000	1,190,601
Government of Japan, 1.50%, 9/20/18	JPY	190,700,000	2,427,491
Government of Japan, 2.10%, 12/20/26	JPY	188,000,000	2,397,400
Government of Japan, 2.40%, 3/20/37	JPY	53,500,000	694,384
			9,430,170
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(3)		$ 160,000	177,200

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

United Mexican States, 5.95%, 3/19/19(3)		$ 710,000	$ 790,585
United Mexican States, 5.125%, 1/15/20(3)		$ 140,000	147,350
United Mexican States, 6.05%, 1/11/40(3)		$ 130,000	133,250
			1,248,385
MULTI-NATIONAL — 0.1%
European Investment Bank, 4.75%, 6/6/12	GBP	360,000	611,053
European Investment Bank, 2.50%, 7/15/15	EUR	170,000	233,331
			844,384
NETHERLANDS — 0.2%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	465,000	679,998
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	1,240,000	1,826,055
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	355,000	495,466
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	245,000	353,733
			3,355,252
NORWAY(2)
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	186,669
SPAIN — 0.1%
Government of Spain, 4.25%, 1/31/14	EUR	395,000	559,239
Government of Spain, 4.90%, 7/30/40	EUR	330,000	388,806
			948,045
SWEDEN — 0.1%
Government of Sweden, 5.25%, 3/15/11	SEK	2,425,000	383,414
Government of Sweden, 6.75%, 5/5/14	SEK	2,540,000	448,593
Government of Sweden, 4.25%, 3/12/19	SEK	1,590,000	268,245
			1,100,252
SWITZERLAND(2)
Switzerland Government Bond, 3.75%, 6/10/15	CHF	330,000	394,218
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	173,970
			568,188
UNITED KINGDOM — 0.3%
Government of United Kingdom, 5.00%, 9/7/14	GBP	355,000	634,255
Government of United Kingdom, 4.00%, 9/7/16	GBP	475,000	821,329
Government of United Kingdom, 4.50%, 3/7/19	GBP	560,000	977,532
Government of United Kingdom, 3.75%, 9/7/19	GBP	430,000	710,092
Government of United Kingdom, 8.00%, 6/7/21	GBP	71,000	157,515
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	289,028
Government of United Kingdom, 4.25%, 3/7/36	GBP	515,000	820,880
Government of United Kingdom, 4.50%, 12/7/42	GBP	575,000	959,204
			5,369,835
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $44,203,969)			45,003,834
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 1.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLMC, 2.50%, 4/23/14		$ 10,000,000	10,339,910
FNMA, 6.625%, 11/15/30(3)		1,247,000	1,569,498
			11,909,408
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.7%
Bank of America Corp., VRN, 0.60%, 4/28/11(3)		3,900,000	3,918,232
Citigroup Funding, Inc., VRN, 0.63%, 4/28/11(3)		3,900,000	3,918,229

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Morgan Stanley, VRN, 0.65%, 3/21/11(3)	$ 3,900,000	$ 3,921,684
		11,758,145
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $23,328,834)		23,667,553
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.1%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	592,464	615,457
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	1,337,433	1,054,284
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	483,311	487,691
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	215,970	220,506
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.35%, 3/1/11(3)	608,776	614,466
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	165,896	166,993
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	42,878	44,328
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(3)	647,608	684,852
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(3)	661,473	670,441
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(3)	639,614	681,831
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(3)	760,010	803,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	626,901	640,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	417,492	422,637
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	717,541	698,671
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.19%, 3/1/11	385,683	390,715
		8,196,775
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	2,650,000	2,848,107
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(3)	5,966,000	6,352,594
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 3/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	271,568	272,678
		9,473,379
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,958,055)		17,670,154
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.1%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	1,400,000	1,416,807
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 3/1/11(3)	1,100,000	1,132,450

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.45%, 3/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	$ 628,668	$ 612,136
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 3/1/11(3)	300,000	308,752
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 3/1/11(3)	600,000	634,578
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 3/1/11(3)	1,100,000	1,185,344
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	950,000	996,818
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	700,000	740,974
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	900,000	945,594
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	1,000,000	1,045,389
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.39%, 3/11/11(3)	450,000	482,958
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	320,365	320,688
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 3/11/11(3)	600,000	633,652
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.34%, 3/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	892,329	872,625
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(3)	1,104,954	1,130,378
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	276,902	280,429
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(3)	54,173	54,190
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(3)	500,000	522,932
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	143,346	145,034
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(3)	400,000	412,525
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 3/1/11(3)	700,000	709,875
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 3/1/11(3)	1,650,000	1,715,615
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 3/1/11(3)	1,000,000	1,074,645
Washington Mutual Commercial Mortgage Securities Trust, Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35(3)(4)	13,327	13,433
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $17,203,037)		17,387,821
COMMERCIAL PAPER(8) — 1.0%
Austin Texas, 0.29%, 5/18/11(3)	2,800,000	2,798,488
Catholic Health Initiatives, 0.40%, 6/9/11(3)	3,500,000	3,500,875
Crown Point Capital Co. LLC, 0.32%, 3/15/11(3)(4)	3,500,000	3,499,615
Legacy Capital LLC, 0.32%, 3/2/11(3)(4)	3,500,000	3,499,965

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Shell International Finance BV, 0.38%, 4/5/11(3)(4)	$ 3,600,000	$ 3,599,460
TOTAL COMMERCIAL PAPER
(Cost $16,896,444)		16,898,403
MUNICIPAL SECURITIES — 0.9%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(3)	95,000	105,687
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	120,000	125,473
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	480,000	492,034
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(3)	415,000	407,850
California Educational Facilities Auth. Rev., Series 2009 B, (University of Southern California), 5.00%, 10/1/38(3)	210,000	206,745
California GO, (Building Bonds), 7.30%, 10/1/39(3)	320,000	337,930
California GO, (Building Bonds), 7.60%, 11/1/40(3)	90,000	98,140
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.48%, 3/1/11 (LOC: Bank of America N.A.)(3)	3,900,000	3,900,000
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	330,000	332,640
Illinois GO, 5.88%, 3/1/19(5)	370,000	371,802
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	600,000	483,210
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	200,000	195,442
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	360,000	356,501
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	130,000	121,473
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	280,000	286,443
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	240,000	250,154
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	180,000	202,568
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	215,000	233,438
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)	290,000	304,758
Ohio State Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	200,000	193,270
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 3/2/11 (LOC: FNMA)(3)	1,830,000	1,830,000
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	130,000	131,020
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(3)	315,000	300,104
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	335,000	337,553
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	340,000	328,821
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(3)	125,000	124,712
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	240,000	217,829
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	380,000	377,773
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	275,000	268,205

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	$ 150,000	$ 154,053
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(3)	315,000	310,099
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(3)	295,000	293,858
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	310,000	288,691
Washington GO, Series 2010 R, 5.00%, 7/1/20(3)	210,000	243,060
TOTAL MUNICIPAL SECURITIES
(Cost $14,253,610)		14,211,336
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	3,400	195,925
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%	300	37,837
MEDIA(2)
LodgeNet Interactive Corp., 10.00%(4)	28	34,230
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%	1,000	28,110
Lexington Realty Trust, Series C, 6.50%	500	21,475
		49,585
TOBACCO(2)
Universal Corp., 6.75%	40	41,696
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $353,156)		359,273
PREFERRED STOCKS(2)
DIVERSIFIED FINANCIAL SERVICES(2)
Ally Financial, Inc., 7.00%(4)	77	73,388
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
DuPont Fabros Technology, Inc., Series A, 7.875%	1,067	27,113
National Retail Properties, Inc., Series C, 7.375%	2,100	52,185
PS Business Parks, Inc., Series O, 7.375%	835	21,136
		100,434
TOTAL PREFERRED STOCKS
(Cost $169,241)		173,822
ASSET-BACKED SECURITIES(2)(6)
CenterPoint Energy Transition Bond Co. LLC, Series 2005 A, Class A4 SEQ, 5.17%, 8/1/19(3)
(Cost $129,977)	130,000	145,082
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $4,576,000)	4,576,000	4,576,000

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 5.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $82,979,916)	82,979,916	$ 82,979,916
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,377,423,510)		1,660,463,285
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,890,840)
TOTAL NET ASSETS — 100.0%		$1,658,572,445

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
277,600	GBP for CHF	Westpac Banking Corp.	4/28/11	$ 451,045	$ (8,956)
313,552	EUR for DKK	Deutsche Bank AG	4/28/11	432,388	(3,579)
49,947	EUR for JPY	UBS AG	4/28/11	68,877	168
500,000	EUR for JPY	Barclays Bank plc	4/28/11	689,500	(5,706)
750,000	EUR for JPY	Deutsche Bank AG	4/28/11	1,034,250	(9,446)
18,176	GBP for JPY	UBS AG	4/28/11	29,533	61
989,000	SEK for NOK	Barclays Bank plc	4/28/11	155,711	(2,679)
138,567	AUD for NZD	Westpac Banking Corp.	4/28/11	140,077	(3,619)
1,000	AUD for USD	UBS AG	4/28/11	1,011	(14)
79,000	AUD for USD	HSBC Bank plc	4/28/11	79,861	(1,954)
116,000	AUD for USD	Westpac Banking Corp.	4/28/11	117,264	(2,202)
4,000	CAD for USD	Barclays Bank plc	4/28/11	4,112	(70)
294,000	CAD for USD	Westpac Banking Corp.	4/28/11	302,227	(9,417)
30,000	CHF for USD	HSBC Bank plc	4/28/11	32,306	15
45,000	CHF for USD	UBS AG	4/28/11	48,458	(690)
93,432	CHF for USD	HSBC Bank plc	4/28/11	100,613	(1,672)
540,483	CHF for USD	Deutsche Bank AG	4/28/11	582,022	(22,822)
2,302,997	DKK for USD	UBS AG	3/31/11	426,137	(209)
2,753,662	DKK for USD	Barclays Bank plc	4/28/11	509,420	(7,642)
11,000	EUR for USD	UBS AG	4/28/11	15,169	(23)
14,000	EUR for USD	Westpac Banking Corp.	4/28/11	19,306	(371)
45,477	EUR for USD	UBS AG	3/31/11	62,734	(221)
90,000	EUR for USD	Westpac Banking Corp.	4/28/11	124,110	(331)
115,759	EUR for USD	UBS AG	3/31/11	159,686	(89)
316,729	EUR for USD	UBS AG	3/31/11	436,917	(119)
6,000	GBP for USD	Westpac Banking Corp.	4/28/11	9,749	(24)
20,000	GBP for USD	HSBC Bank plc	4/28/11	32,496	(317)
164,000	GBP for USD	UBS AG	4/28/11	266,467	(1,496)
97,000	JPY for USD	HSBC Bank plc	4/28/11	1,186	(9)
1,358,000	JPY for USD	Westpac Banking Corp.	4/28/11	16,607	(368)
5,300,000	JPY for USD	Westpac Banking Corp.	4/28/11	64,814	(489)
5,668,000	JPY for USD	HSBC Bank plc	4/28/11	69,314	31
40,258,200	JPY for USD	UBS AG	4/28/11	492,316	(4,178)
62,926,641	JPY for USD	Westpac Banking Corp.	4/28/11	769,528	(5,934)
479,000	NOK for USD	UBS AG	4/28/11	85,271	(2,155)
1,075,810	NOK for USD	Deutsche Bank AG	4/28/11	191,515	(8,784)
6,000	NZD for USD	HSBC Bank plc	4/28/11	4,496	(8)
204,000	NZD for USD	Westpac Banking Corp.	4/28/11	152,857	(1,479)
45,000	SEK for USD	HSBC Bank plc	4/28/11	7,085	(108)
273,000	SEK for USD	Westpac Banking Corp.	4/28/11	42,982	(412)
877,000	SEK for USD	UBS AG	4/28/11	138,077	(2,325)
2,729,514	SEK for USD	Deutsche Bank AG	4/28/11	429,742	(12,698)
				$8,797,236	$(122,340)
(Value on Settlement Date $8,674,896)

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
417,000	CHF for GBP	Westpac Banking Corp.	4/28/11	$ 449,049	$ 6,960
2,336,555	DKK for EUR	Deutsche Bank AG	4/28/11	432,257	3,448
5,646,000	JPY for EUR	UBS AG	4/28/11	69,045	-
56,087,500	JPY for EUR	Barclays Bank plc	4/28/11	685,892	2,099
84,058,500	JPY for EUR	Deutsche Bank AG	4/28/11	1,027,949	3,145
2,420,000	JPY for GBP	UBS AG	4/28/11	29,594	-
887,672	NOK for SEK	Barclays Bank plc	4/28/11	158,023	4,991
178,000	NZD for AUD	Westpac Banking Corp.	4/28/11	133,375	(3,082)
12,000	AUD for USD	HSBC Bank plc	4/28/11	12,131	33
250,011	AUD for USD	UBS AG	4/28/11	252,736	7,625
43,000	CAD for USD	UBS AG	4/28/11	44,203	795
64,000	CAD for USD	HSBC Bank plc	4/28/11	65,791	601
98,276	CAD for USD	UBS AG	4/28/11	101,026	2,819
197,000	CAD for USD	Westpac Banking Corp.	4/28/11	202,512	4,347
13,000	CHF for USD	Westpac Banking Corp.	4/28/11	13,999	51
3,357,000	CZK for USD	Deutsche Bank AG	4/28/11	190,215	490
774,000	DKK for USD	UBS AG	4/28/11	143,188	196
5,000	EUR for USD	HSBC Bank plc	4/28/11	6,895	126
7,000	EUR for USD	HSBC Bank plc	4/28/11	9,653	29
1,555,311	EUR for USD	Barclays Bank plc	4/28/11	2,144,774	31,884
1,000	GBP for USD	Westpac Banking Corp.	4/28/11	1,625	10
390,891	GBP for USD	HSBC Bank plc	4/28/11	635,120	18,356
76,000	HKD for USD	Westpac Banking Corp.	4/28/11	9,764	6
19,532,000	JPY for USD	UBS AG	4/28/11	238,856	(240)
84,778,000	JPY for USD	Westpac Banking Corp.	4/28/11	1,036,747	3,248
1,398,267,997	KRW for USD	HSBC Bank plc	4/28/11	1,236,290	(8,829)
322,000	NOK for USD	HSBC Bank plc	4/28/11	57,322	513
529,000	NOK for USD	Deutsche Bank AG	4/28/11	94,172	2,682
612,000	NOK for USD	Westpac Banking Corp.	4/28/11	108,948	467
37,000	NZD for USD	UBS AG	4/28/11	27,724	(925)
179,200	NZD for USD	Westpac Banking Corp.	4/28/11	134,275	(1,742)
315,000	SGD for USD	HSBC Bank plc	4/28/11	247,754	1,629
19,007,000	TWD for USD	HSBC Bank plc	4/28/11	643,542	(18,377)
				$10,644,446	$63,355
(Value on Settlement Date $10,581,091)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
69	S&P 500 E-Mini Futures	March 2011	$4,575,045	$126,641
66	U.S. Long Bond	June 2011	7,942,688	22,539
			$12,517,733	$149,180

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
210	U.S. Treasury 2-Year Notes	June 2011	$45,842,344	$(52,988)

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EAFE	-	Europe, Australasia, and Far East
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $59,373,000.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $29,009,662, which represented 1.7% of total net assets.

(5)	When-issued security.
(6)	Final maturity date indicated, unless otherwise noted.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$780,922,519	–	–
Foreign Common Stocks	51,040,980	$218,189,391	–
U.S. Treasury Securities	–	157,098,087	–
Corporate Bonds	–	136,597,147	–
U.S. Government Agency Mortgage-Backed Securities	–	93,541,967	–
Sovereign Governments & Agencies	–	45,003,834	–
U.S. Government Agency Securities and Equivalents	–	23,667,553	–
Collateralized Mortgage Obligations	–	17,670,154	–
Commercial Mortgage-Backed Securities	–	17,387,821	–
Commercial Paper	–	16,898,403	–
Municipal Securities	–	14,211,336	–
Convertible Preferred Stocks	–	359,273	–
Preferred Stocks	–	173,822	–
Asset-Backed Securities	–	145,082	–
Temporary Cash Investments	87,555,916	–	–
Total Value of Investment Securities	$919,519,415	$740,943,870	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(58,985)	–
Futures Contracts	$96,192	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$96,192	$(58,985)	–

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,421,168,785
Gross tax appreciation of investments	$246,539,355
Gross tax depreciation of investments	(7,244,855)
Net tax appreciation (depreciation) of investments	$239,294,500

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2011